UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                     File No. 333-135650

Pre-Effective Amendment No.                                                                                                                                                          ☐

Post-Effective Amendment No. 7                                                                                                                                                 ☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     File No. 811-05701

Amendment No. 39                                                                                                                                      ☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 20 11

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Nationwide Life Insurance Company
America's marketFLEX II Annuity
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 20 11.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisor s, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.
Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 20 11 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37 .  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-233-3223 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Nationwide products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing an Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios II, Inc.

•	American Century Variable Portfolios, Inc.

•	BlackRock Variable Series Funds, Inc.

•	Credit Suisse Trust

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	MFS ® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	PIMCO Variable Insurance Trust

•	Pioneer Variable Contracts Trust

•	ProFunds

•	Rydex Variable Trust

•	The Universal Institutional Funds, Inc.

•	Van Eck VIP Trust

•	Van Eck Worldwide Insurance Trust

For a complete list of available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

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Glossary of Special Terms

Accumulation Unit-   An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant-   The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date-   The date on which annuity payments begin.

Annuity Commencement Date-   The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit-   An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust-   A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner-   The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall also mean the Contract Owner.

Contract Value-   The total value of all Accumulation Units held under the contract and any amounts transferred as a loan to the collateral fixed account.

Contract Year-   Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets-   A figure that is calculated at the end of each Valuation Period and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA-   The Employee Retirement Income Security Act of 1974, as amended.

Individual Retirement Account-   An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity-   An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract-   A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide-   Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value-   The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract-   A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans-   Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA-   An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC-   Securities and Exchange Commission.

Simplified Employee Pension IRA ("SEP IRA")-   An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA-   An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts-   Divisions of the Variable Account each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity-   An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Period ("Valuation Day")-   Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Variable Account-   Nationwide Variable Account-4, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Synopsis	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Condensed Financial Information	7
Financial Statements	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
The Variable Account and Underlying Mutual Funds
Annuity Payments
Taxation
Right to Examine and Cancel
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	11
Underlying Mutual Fund Annual Expenses Mortality and Expense Risk Charge
Administrative Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	13
CDSC Options
Death Benefit Options
Extra Value Options
iFLEX Option
Removal of Variable Account Charges	18
Ownership and Interests in the Contract	18
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Examine and Cancel	25
Surrender (Redemption)	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

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Table of Contents (continued)	Page
Loan Privilege	27
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	28
Contract Owner Services	28
Systematic Withdrawals
Annuity Commencement Date	29
Annuitizing the Contract	29
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	30
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Statements and Reports	33
Legal Proceedings	33
Table of Contents of the Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	75
Appendix D: State Variations	84

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Synopsis

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.  Please refer to the applicable section later in this prospectus for a detailed description of each charge.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts. Range of CDSC over time:									7%
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$251
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge						2.25%3
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge						1.05%
Administrative Charge						0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge Total Variable Account Charges (including this option only) Range of L Schedule Option CDSC over time:						0.35% 1.60%
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
No CDSC Option ("C Schedule Option") Charge Total Variable Account Charges (including this option only)						0.40% 1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)						0.30% 1.55%
Return of Premium Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)						0.20% 1.45%
(continued on next page)

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Recurring Contract Expenses (continued)
Extra Value Options4 (an applicant may purchase one)
3% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.40% 1.65%
4% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.55% 1.80%
iFLEX Option Charge (no longer available for election) Total Variable Account Charges (including this option only)	0.60%5 1.85%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%

iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3. 10%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 20 10 , charged by the underlying mutual funds that you may pay periodically during the life of the c ontract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets.	0.69%	5.31%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;

•	the B Schedule CDSC; and

•	the total Variable Account charges associated with the most expensive combination of optional benefits ( 3.10%).

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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 5.31%)	$ 1,513	$ 2,999	$ 4,360	$ 7,454	*	$ 2,549	$ 4,090	$ 7,454	$ 883	$ 2,549	$ 4,090	$ 7,454
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.69%)	$ 1,028	$ 1,656	$ 2,301	$ 4,167	*	$ 1,206	$ 2,031	$ 4,167	$ 398	$ 1,206	$ 2,031	$ 4,167

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

________________
1 Nationwide will assess a loan processing fee at the time each new loan is processed.
2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
4 Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
5 Currently, the V ariable A ccount charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the V ariable A ccount.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underling mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").   Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts;

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simple IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities (Non-ERISA).

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to Annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted (s ee the

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"Surrender (Redemption) After Annuitization" section later in this prospectus ) .

For more detailed information with regard to the differences in the contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-Only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

If the Contract Owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.  If the Contract Owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  The Variable Account was established on October 7, 1987, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a   unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

8

Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisor s of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

9

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or sub advisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or sub advisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases

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may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or sub advisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 20 10 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisor s or sub advisor s to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or sub advisor is one of our affiliates or whether the underlying mutual fund, its advisor , its sub advisor (s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.05% of the Daily Net Assets of the Variable Account.  The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  Finally,

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the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC; however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, promotional and other expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

If the Contract Owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)	is 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; and

(2)	is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.  In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract over 7 years (4 years if the L Schedule Option is elected).

No CDSC applies to transfers among Sub-Accounts.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any

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surrenders may be subject to income tax and/or tax penalties.  Please see "Partial Surrenders (Partial Redemptions)" later in this prospectus.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a Short-Term Trading Fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any Short-Term Trading Fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

To determine which underlying mutual funds offered under the contract assess (or reserve the right to assess) a Short-Term Trading Fee, please see "Appendix A: Underlying Mutual Funds."

If a Short-Term Trading Fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees.  Transactions that are not subject to Short-Term Trading Fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

•	surrenders;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.  Nationwide will provide Contract Owners with written notice when allocations to an underlying mutual fund are limited to the redemption fee share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

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CDSC Options

L Schedule Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant may elect the L Schedule Option.  Election of the L Schedule Option replaces the B Schedule CDSC schedule (the standard CDSC schedule) with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant may elect the C Schedule Option, under which no CDSC will be assessed on surrenders from the contract in excess of the 10% CDSC free withdrawal amount.  Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

In lieu of the standard death benefit, the applicant may elect an available death benefit option at the time of application for an additional charge.  The available options are as follows:

Highest Anniversary Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, applicants for contracts with Annuitants who are age 75 or younger at the time of application may elect the Highest Anniversary Enhanced Death Benefit Option.  Generally, if the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision .

Return of Premium Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, applicants for contracts with Annuitants who are age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  Generally, if the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision .

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of Contract Owners.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the Extra Value Option charge.

(3)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(4)
Nationwide may take back or "recapture" all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

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(5)	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(6)	The cost of the Extra Value Options and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving an Extra Value Option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the 3% Extra Value Option.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charge associated with the 3% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  Credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.55% of the Daily Net Assets of the Variable Account, an applicant can elect the 4% Extra Value Option.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charge associated with the 4% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provision;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is or would be subject to a CDSC under the standard CDSC schedule (the B Schedule CDSC schedule) before the end of the 7th Contract Year.

Contract Owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the standard CDSC schedule (the B Schedule CDSC schedule);

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the distribution is taken in order to pay registered representative fees, as permitted under the contract.

(4)	If the surrender occurs after the end of the 7th Contract Year.

Recapture Resulting from Exercising Free-Look Privilege

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $15,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $5,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $15,000 partial surrender is $150.

The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the surrender date.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

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iFLEX Option

The iFLEX Option is a withdrawal benefit that gives the Contract Owner a choice as to the form that the benefit will take.  It can take the form of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit, depending on the needs of the Contract Owner.  In either case, the iFLEX Option allows a Contract Owner the ability to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election.

The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary Contract Owner, which shall be designated on the application.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  The determining life may not be changed.

In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets of the Variable Account.  Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner's election to invoke a Reset Opportunity, as discussed herein.  The charge associated with this option will be assessed until the contract is terminated, annuitized, or the determining life dies.

Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of investment options currently available under the contract.  Those limited investment options are a limited number of underlying mutual funds available under the contract .

If Contract Value is allocated to one or more of the limited number of underlying mutual funds available in connection with the iFLEX Option, the Contract Owner may reallocate the Contract Value among the available underlying mutual funds in accordance with the "Transfers Prior to Annuitization" provision.

Currently, subsequent purchase payments are permitted under the iFLEX Option.  However, Nationwide reserves the right to limit subsequent payments in the future.

The iFLEX Option, including all the charges and benefits associated there with, terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life).  The benefits associated with the iFLEX Option will not continue with a joint owner.

Electing the Form of the Benefit

The Contract Owner determines the form of the benefit by deciding when to take the first surrender.

•
If the Contract Owner takes the first surrender before the later of the 5th contract anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.

•
If the Contract Owner takes the first surrender on or after the later of the 5th contract anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.

Once the first surrender is taken, the form of the benefit may not be changed or revoked.

Immediate Withdrawal Benefit

The Immediate Withdrawal Benefit permits the Contract Owner to take annual surrenders of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.

At the time of the first surrender, the immediate withdrawal benefit base is calculated and is set equal to the greater of (1) or (2) where:

(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first surrender, and

(2)	is the Contract Value on the 5th contract anniversary (if applicable).

The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a surrender in excess of the permitted 5%.

Once the Immediate Withdrawal Benefit is invoked, on each contract anniversary, the Contract Owner is entitled to surrender an amount equal to 5% of the immediate withdrawal benefit base, without reducing the immediate withdrawal benefit base, until the "remaining immediate withdrawal   amount" is depleted.  The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first surrender.  It is reduced with each surrender and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit.  Although these surrenders do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.

In order to receive a surrender in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a surrender request to Nationwide.  Upon receipt of the request, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the surrender request.  Surrender requests may be submitted systematically or directly by the Contract Owner.

Surrenders are subject to the CDSC provisions of the contract.  Application of a CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the 5% benefit amount.

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Each surrender taken under the Immediate Withdrawal Benefit that is not an excess surrender (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis.  Any portion of the Immediate Withdrawal Benefit that is not surrendered in a given year is forfeited and may not be claimed in subsequent years.

The Contract Owner may take surrenders in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see the "Impact of Excess Withdrawals" provision).

Once the remaining immediate withdrawal amount reaches zero, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take surrenders under the iFLEX Option.

Note, however, that even if the remaining immediate withdrawal amount equals zero, there may still be Contract Value in the contract.  If so, the Contract Owner may take surrenders outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.

In contrast, if the Contract Value reaches zero before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is zero.  No additional purchase payments will be accepted and no surrenders in excess of 5% of the immediate withdrawal benefit base will be permitted.  Once the remaining immediate withdrawal amount reaches zero, the contract will automatically terminate.

Guaranteed Lifetime Withdrawal Benefit

The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual surrenders of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime, regardless of Contract Value.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

At the time of the first surrender, the guaranteed lifetime withdrawal benefit base is calculated and is set equal to the greater of (1) or (2) where:

(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first surrender, and

(2)	is the Contract Value on the 5th contract anniversary (if applicable).

The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a surrender in excess of the permitted 5%.

Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each contract anniversary, the Contract Owner is entitled to surrender an amount equal to 5% of the guaranteed lifetime withdrawal benefit base, without reducing the guaranteed lifetime withdrawal benefit base, until the earlier of the determining life's death or annuitization, even after the

Contract Value falls to zero.  Although these surrenders do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.

In order to receive a surrender in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a surrender request to Nationwide.  Upon receipt of the request, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the surrender request.  Surrender requests may be submitted systematically or directly by the Contract Owner.

Surrenders are subject to the CDSC provisions of the contract.  Application of a CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the 5% benefit amount.

Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not surrendered in a given year is forfeited and may not be claimed in subsequent years.

The Contract Owner may take surrenders in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see the "Impact of Excess Withdrawals" provision).

Once the Contract Value equals zero, the Contract Owner cannot take excess surrenders, but can continue to take annual surrenders of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime.  No additional purchase payments will be permitted.

Impact of Excess Withdrawals

The Contract Owner may take surrenders in excess of 5% of the applicable benefit base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years.  If the Contract Owner takes an excess surrender, the applicable benefit base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the 5% benefit amount; or

(2)
a proportion based on the ratio of the dollar amount of the surrender in excess of the 5% benefit amount to the Contract Value (after the surrender of the 5% benefit amount), multiplied by the applicable benefit base.

In situations where the Contract Value exceeds the applicable benefit base, excess surrenders will typically result in a dollar amount reduction to the applicable benefit base.  In situations

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where the Contract Value is less than the applicable benefit base, excess surrenders will typically result in a proportional reduction to the lifetime applicable benefit base.  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take excess surrenders.

Purchase Payments After the First Surrender

Purchase payments made after the first surrender are permitted, provided that the Contract Value is greater than zero.  Once the Contract Value reaches zero after the first surrender has been taken under the iFLEX Option, no further purchase payments will be permitted.

These post-surrender purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity, as discussed herein.

Reset Opportunities

Every 5 years, starting with the 10th contract anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value.  In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value.  In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.

Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity.  If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option.  If Nationwide does not receive a Contract Owner's election to invoke the Reset Opportunity within 60 days after the applicable contract anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.

Taxation of Surrenders under the iFLEX Option

Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor .

Minimum Required Distributions

Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in surrenders that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.40% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.

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Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in c ontract o wnership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.  Contingent owners may only be named for Non-Qualified Contracts.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  The contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.  Contingent Annuitants may only be named in Non-Qualified Contracts.

If a contingent Annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent Annuitant.

Co-Annuitant

A co-Annuitant, if named, must be the Annuitant's spouse.  The co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-Annuitant dies before the Annuitization Date, the surviving co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent Annuitant (subject to Nationwide's underwriting and approval);

•	co-Annuitant (must be the Annuitant's spouse);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the

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Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent Annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment -only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract (s) eligible to receive a PPC , including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.   Her contract is the only one eligible to receive PPCs.  For this deposit, s he does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.  If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the

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amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and they are not subject to recapture.

Pricing

Generally, Nationwide prices Accumulation Unit values of the Sub-Accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments will be priced at the Accumulation Unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at Nationwide's home office before the close of the New York Stock Exchange, which generally occurs at 4:00 pm EST .  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

If an incomplete application is not completed within 5 business days of receipt at Nationwide's home office, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow

Nationwide to hold the purchase payment until the application is completed.

In some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.

Subsequent Purchase Payments

Any subsequent purchase payment received at Nationwide's home office (along with all necessary information) before the close of the New York Stock Exchange will be priced at the Accumulation Unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at Nationwide's home office (along with all the necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following business day.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract Owners can change allocations or make exchanges among the Sub-Accounts.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the value of amounts allocated to the Sub-Accounts and the collateral fixed account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts and the collateral fixed account.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

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(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.25% to 3. 40 % of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.

Frequent Trading and Transfer Restrictions

Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another).  These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds."  The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as "Limited Transfer Funds."  Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust-NVIT Money Market Fund: Class II, and underlying mutual funds of the Rydex Variable Trust:

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Trading Behavior	Nationwide's Response
6 or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events involving Limited Transfer Funds exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in 2 consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchanges into one or more underlying mutual funds based upon instruction from the underlying mutual fund.

Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the i nternet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determines to be genuine.  Nationwide may restrict or withdraw the telephone and/or i nternet transfer privilege at any time upon advance written notice.

Transfer requests will be processed on the current Valuation Day if received by Nationwide's home office at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST ).  Nationwide is currently extending the cut-off time for transfer requests submitted via the i nternet to 25 minutes before the close of the NYSE (generally 3:35 pm EST ).  All transfer requests received after the applicable cut-off time will be processed on the next Valuation Day.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").

·	ProFunds
•	ProFund VP Access High Yield Fund
•	ProFund VP Asia 30

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•	ProFund VP Bear
•	ProFund VP Bull
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP International
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil and Gas
•	ProFund VP Rising Rates Opportunity
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP U.S. Government Plus
•	ProFund VP Ultra NASDAQ-100
•	ProFund VP Ultra Short NASDAQ-100

Rydex Variable Trust
•	Amerigo Fund
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Clermont Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100® 2x Strategy Fund
•	NASDAQ-100® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Select Allocation Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:
Class III
•	American Century VP Value Fund: Class III

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund: Class III

Credit Suisse Trust
•	Commodity Return Strategy Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Cardinalsm Aggressive Fund: Class II
•	NVIT Cardinalsm Balanced Fund: Class II
•	NVIT Cardinalsm Capital Appreciation Fund: Class II
•	NVIT Cardinalsm Conservative Fund: Class II
•	NVIT Cardinalsm Moderate Fund: Class II
•	NVIT Cardinalsm Moderately Aggressive Fund: Class II
•	NVIT Cardinalsm Moderately Conservative Fund: Class II
•	NVIT Emerging Markets Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destinations Aggressive Fund: Class VI
o	NVIT Investor Destinations Balanced Fund: Class VI
o	NVIT Investor Destinations Capital Appreciation Fund: Class VI
o	NVIT Investor Destinations Conservative Fund- Class VI
o	NVIT Investor Destinations Moderate Fund- Class VI
o	NVIT Investor Destinations Moderately Aggressive Fund: Class VI
o	NVIT Investor Destinations Moderately Conservative Fund: Class VI
•	NVIT Money Market Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund-Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II

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•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class III
•	NVIT Multi-Manager Small Cap Value Fund: Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III

PIMCO Variable Insurance Trust
•	Commodity RealReturn® Strategy Portfolio: Advisor Class
•	Emerging Markets Bond Portfolio: Advisor Class
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Global Bond (Unhedged): Advisor Class
•	High Yield Portfolio: Administrative Class

Pioneer Variable Insurance Trust
•	Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer High Yield VCT Portfolio: Class II

Rydex Variable Trust
•	All-Asset Strategy Aggressive Fund
•	All-Asset Strategy Conservative Fund
•	All-Asset Strategy Moderate Fund
•	All-Cap Opportunity Fund
•	Alternative Strategies Allocation Fund
•	Commodities Strategy Fund
•	DWA Flexible Allocation Fund
•	DWA Sector Rotation Fund
•	International Opportunity Fund
•	Managed Futures Strategy Fund
•	Multi-Hedge Strategies Fund

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Options" for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption)

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  Additionally, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Surrender requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the surrender request and all necessary information is received at Nationwide's home office before the close of the New York Stock Exchange (generally, 4:00 pm EST ).  If the surrender request and all necessary information is received after the close of the New York Stock Exchange, the surrender request will receive the Accumulation Unit value determined at the end of the next Valuation Day.

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts sold by registered representatives.  Any fees and expenses charged by registered representatives or associated

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with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Fees for those accounts would be specified in the respective account agreements with the registered representative.

Selection of an investment advisor is at the complete discretion of the Contract Owner.  Nationwide is not affiliated with and does not endorse, such advisor s and makes no representations as to their qualifications.  Some Contract Owners may authorize such advisor s to take partial surrenders from the contract to pay advisory or management fees.  Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.

Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial surrenders to pay registered representative fees.  This may result in a conflict of interest for your advisor , especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract.  Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing you investment advice in connection with this annuity contract.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any recapture of any Extra Value Option credit.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

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(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide will charge a loan processing fee at the time each new loan is processed.  The loan processing fee   will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

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•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals
Systematic withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.   If the Contract Owner take s S ystematic W ithdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of :

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; and

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; and

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

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Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the Annuity Commencement Date as specified by the Contract Owner and reflected on the contract's data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For any contract that is issued as a Non-Qualified Contract or as a Roth-IRAs contract, the Annuity Commencement Date is the Contract Owner's 90th birthday unless the Contract Owner specifies otherwise.

For all other types of contracts, the Annuity Commencement Date is the date when the Contract Owner reaches age 70½ unless the Contract Owner specifies otherwise.  The Contract Owner may not, however, extend the Annuity Commencement Date to a date after the Contract Owner's 90th birthday.  For contracts which have joint owners the older Contract Owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor

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for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the Valuation Period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send a nnuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under the Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon Annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.  See "Required Distributions" in "Appendix C: Contract Types and Tax Information."

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the beneficiary becomes the Contract Owner.  If no beneficiary survives the Contract Owner, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant and no death benefit is payable.  If no contingent Annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

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If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Standard Death Benefit

If the Annuitant dies before the Annuitization Date and no optional death benefit is elected at the time of application, the death benefit will equal the Contract Value.

Highest Anniversary Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, contracts with Annuitants age 75 or younger at the time of application may elect the Highest Anniversary Enhanced Death Benefit Option.  If the Annuitant dies before the Annuitization Date and the total of all purchase payments is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

A x F + B x (1 - F)
Where:

A =	The greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered; and

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(3)
the highest Contract Value on any contract anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B =	the Contract Value;

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of the purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The Highest Anniversary Enhanced Death Benefit Option also includes the Spousal Protection Feature and a Long Term Care Facility and Terminal Illness Benefit.  Please see "Spousal Protection Feature" and "Long Term Care Facility and Terminal Illness Benefit" later in this section.

Return of Premium Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, contracts with Annuitants age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  If the Annuitant dies before the Annuitization Date and the total of all purchase payments is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

A x F + B x (1 - F)
Where:

A =	The greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B =	the Contract Value;

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of the purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.

The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature and a Long Term Care Facility and Terminal Illness Benefit.  Please see "Spousal Protection Feature" and "Long Term Care Facility and Terminal Illness Benefit."

Spousal Protection Feature

Each of the optional death benefits has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the Contract Owner;

(2)	the spouses must be co-Annuitants;

(3)	both co-Annuitants must be age 75 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRAs, this person must be the Contract Owner);

(7)
if a co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-Annuitant; and

(8)
if a co-Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option and the new co-Annuitant must be age 75 or younger.

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If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Long Term Care Facility and Terminal Illness Benefit

In addition, each of the optional death benefits has a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the third contract anniversary; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any changes to street and/or email addresses.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A contract owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of

33

the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown

34

filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties

35

and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586,380), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586,380, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Table of Contents of the Statement of Additional Information

General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	2
Financial Statements	261

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an i nternet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 5701

Securities Act of 1933 Registration File No. 333-135650

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Designations Key:
STTF:	The underlying mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

Designation: STTF

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.

Designation: FF

39

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

40

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Designation: STTF

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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum real return.

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.

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PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:
Maximize total return through a combination of income and capital appreciation.  Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

43

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.

ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:
ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

ProFunds - ProFund VP Oil and Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

44

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:
ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:
ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:
ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:
ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications Index.

ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:
ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

45

ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Rydex Variable Trust - All-Asset Strategy Aggressive Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks growth of capital.

Designation: FF

Rydex Variable Trust - All-Asset Strategy ConservativeFund
Investment Advisor:	Security Global Investors
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.

Designation: FF

Rydex Variable Trust - All-Asset Strategy Moderate Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.

Designation: FF

Rydex Variable Trust - Alternative Strategies Allocation Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Designation: FF

Rydex Variable Trust - Amerigo Fund
Investment Advisor:	Security Global Investors
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.

Rydex Variable Trust - Banking Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Variable Trust - Clermont Fund
Investment Advisor:	Security Global Investors
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.

46

Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").

Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.

Rydex Variable Trust - DWA Flexible Allocation Fund
Investment Advisor:	Security Global Investors
Sub-advisor:	Dorsey, Wright & Associates, Inc.
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.

Rydex Variable Trust - DWA Sector Rotation Fund
Investment Advisor:	Security Global Investors
Sub-advisor:	Dorsey, Wright & Associates, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Variable Trust - Energy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones
STOXX 50 Index.

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.

Designation: ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.

Designation: ATF

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.

Designation: ATF

47

Rydex Variable Trust - Internet Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Designation: ATF

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.

Designation: ATF

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.

Rydex Variable Trust - Leisure Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Variable Trust - Managed Futures Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.

Rydex Variable Trust - Multi-Hedge Strategies Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

48

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.

Rydex Variable Trust - Nova Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Variable Trust - Retailing Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Citigroup Pure Growth Index.

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Citigroup Pure Growth Index.

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index.

49

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Variable Trust - Select Allocation Fund
Investment Advisor:	Security Global Investors
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.

Rydex Variable Trust - Technology Fund
Investment Advisor:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Variable Trust - Transportation Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex Variable Trust - U.S. Long Short Momentum Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Long-term capital appreciation.

Rydex Variable Trust - Utilities Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.

50

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Investment Objective:	The fund seeks total return.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles. The fund's objective is fundamental and may only be changed with the approval of shareholders.

51

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with all optional benefits available on December 31, 20 10 (the maximum Variable Account charge of 3. 40%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-866-233-3223, TDD 1-800-238-3035
writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
online at:	www.nationwide.com

The following Sub-Accounts were available effective May 1, 20 11 , therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Service Class 2
MFS ® Variable Insurance Trust II
•	MFS Global Tactical Allocation Portfolio: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Short Term Bond Fund: Class II
PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class
•	Low Duration Portfolio: Advisor Class
•	Total Return Portfolio: Advisor Class
ProFunds
•	ProFund VP Banks
•	ProFund VP Basic Materials
•	ProFund VP Biotechnology
•	ProFund VP Consumer Goods
•	ProFund VP Consumer Services
•	ProFund VP Financials
•	ProFund VP Health Care
•	ProFund VP Industrials
•	ProFund VP Internet
•	ProFund VP Pharmaceuticals
•	ProFund VP Precious Metals
•	ProFund VP Real Estate
•	ProFund VP Semiconductor
•	ProFund VP Technology
•	ProFund VP Telecommunications
•	ProFund VP Utilities
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II
•	Global Real Estate Portfolio: Class II
•	Global Tactical Asset Allocation Portfolio: Class II
Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Initial Class

52

Van Eck Worldwide Insurance Trust
•	Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
No Contract Options Elected (1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.412815	11.737408	12.72%	21,579	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.110444	13.564420	12.01%	26,147	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.623709	6.24%	91,315	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.847747	18.48%	6,173	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	10.336732	11.728892	13.47%	1,528	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.954058	10.951851	22.31%	713	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.422891	4.23%	22,893	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.443862	4.44%	67,187	2010

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.507674	12.859409	11.75%	129,583	2010

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.746668	7.47%	573	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.475331	4.75%	657	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.594298	5.94%	744	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.290653	2.91%	2,228	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.528169	5.28%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.659863	6.60%	4,687	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.412543	4.13%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.276342	12.76%	11,359	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	13.151469	13.609210	3.48%	12,678	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	11.282446	12.764552	13.14%	742	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.405091	4.05%	0	2010

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.506827	5.07%	0	2010

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.526509	12.057575	4.61%	10,550	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.510526	12.600683	9.47%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.477424	12.798019	11.51%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.604007	12.428968	7.11%	100,762	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.993110	9.868210	-1.25%	600,666	2010
	10.000000	9.993110	-0.07%	85,270	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.156584	11.57%	1,612	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.627936	6.28%	5,934	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.778258	7.78%	1,006	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.274699	2.75%	0	2010

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.236421	12.36%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.789657	7.90%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.369031	10.364456	23.84%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.586182	14.480987	24.98%	1,154	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.918236	15.990625	23.78%	4,357	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	11.586182	14.480987	24.98%	1,154	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.258830	22.59%	21,111	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.603725	6.04%	14,597	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.895255	8.95%	10,632	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.890759	8.91%	15,203	2010

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.595317	5.95%	39,285	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.206950	12.07%	25,202	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.826497	8.26%	5,318	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.892046	8.92%	37,932	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.123679	11.24%	17,124	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.978092	-10.22%	6,762	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.374545	3.75%	1,860	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	11.016897	10.17%	13,812	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.601030	6.01%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.865769	8.66%	2,146	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.928055	-10.72%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.779340	7.79%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.074686	10.75%	12,020	2010

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.808381	-11.92%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.337030	-16.63%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.541117	-14.59%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.677247	-13.23%	382	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.538388	5.38%	9,506	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.386795	13.87%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.384153	-26.16%	2,165	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.409534	4.10%	892	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.194884	1.95%	31,517	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.145668	1.46%	40,281	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.832969	9.650888	-1.85%	16,249	2010
	9.873186	9.832969	-0.41%	8,655	2009
	10.000000	9.873186	-1.27%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.706017	9.898470	13.70%	30,337	2010
	6.324103	8.706017	37.66%	0	2009
	11.253212	6.324103	-43.80%	0	2008

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	6.259472	6.987203	11.63%	19,228	2010
	6.564184	6.259472	-4.64%	6,469	2009
	11.298419	6.564184	-41.90%	179	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	20.185542	25.250373	25.09%	17,539	2010
	13.148897	20.185542	53.52%	4,665	2009
	24.387050	13.148897	-46.08%	3,173	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.467012	10.349198	9.32%	9,065	2010
	8.101131	9.467012	16.86%	9,789	2009
	9.298822	8.101131	-12.88%	1,771	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.785157	9.628479	9.60%	14,249	2010
	7.257467	8.785157	21.05%	564	2009
	10.510160	7.257467	-30.95%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.142806	5.486341	6.68%	85,704	2010
	4.668179	5.142806	10.17%	41,105	2009
	9.273788	4.668179	-49.66%	3,261	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.772605	17.109167	15.82%	5,267	2010
	12.558633	14.772605	17.63%	3,708	2009
	16.600605	12.558633	-24.35%	623	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.200191	8.858346	23.03%	44,644	2010
	5.327208	7.200191	35.16%	11,127	2009
	14.091298	5.327208	-62.20%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.801456	-1.99%	88,566	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.581057	-4.19%	40,057	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.808115	8.447271	8.19%	5,879	2010
	4.601128	7.808115	69.70%	11,871	2009
	9.339702	4.601128	-50.74%	4,508	2008

Rydex Variable Trust - Energy Fund - Q/NQ	20.259329	23.818054	17.57%	25,950	2010
	14.812883	20.259329	36.77%	10,579	2009
	27.797135	14.812883	-46.71%	2,537	2008

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	22.707437	28.264646	24.47%	19,776	2010
	14.157731	22.707437	60.39%	11,330	2009
	33.816754	14.157731	-58.13%	1,858	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	11.349246	9.999771	-11.89%	9,949	2010
	8.472441	11.349246	33.95%	109	2009
	19.007539	8.472441	-55.43%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.396729	8.353507	12.94%	20,673	2010
	6.258573	7.396729	18.19%	6,290	2009
	12.198834	6.258573	-48.70%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.598023	13.697385	8.73%	4,847	2010
	18.635489	12.598023	-32.40%	2,794	2009
	13.030479	18.635489	43.01%	719	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	11.143762	11.749377	5.43%	17,768	2010
	9.053371	11.143762	23.09%	9,528	2009
	12.201091	9.053371	-25.80%	3,291	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.922871	17.797628	19.26%	9,738	2010
	9.111440	14.922871	63.78%	5,321	2009
	16.738454	9.111440	-45.57%	3,307	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.310840	3.655826	-31.16%	24,082	2010
	9.716773	5.310840	-45.34%	7,646	2009
	6.117694	9.716773	58.83%	943	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.648327	5.724291	-13.90%	65,540	2010
	5.638044	6.648327	17.92%	23,365	2009
	8.180951	5.638044	-31.08%	3,597	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	6.176587	4.556811	-26.22%	1,427	2010
	9.664175	6.176587	-36.09%	0	2009
	7.280471	9.664175	32.74%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.631330	2.823268	-22.25%	4,642	2010
	6.136922	3.631330	-40.83%	474	2009
	4.198329	6.136922	46.18%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.005346	4.291956	-28.53%	41,636	2010
	9.057470	6.005346	-33.70%	2,000	2009
	7.355722	9.057470	23.14%	0	2008

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.389159	5.239273	-18.00%	39,642	2010
	8.930391	6.389159	-28.46%	280	2009
	6.494466	8.930391	37.51%	901	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.211488	10.526976	14.28%	4,884	2010
	7.542476	9.211488	22.13%	0	2009
	11.395820	7.542476	-33.81%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.992604	15.436433	28.72%	13,825	2010
	8.882392	11.992604	35.02%	4,404	2009
	17.669730	8.882392	-49.73%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.216771	8.779742	-4.74%	16,128	2010
	9.723797	9.216771	-5.21%	24,808	2009
	10.000000	9.723797	-2.76%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	14.105347	19.159877	35.83%	7,863	2010
	9.372979	14.105347	50.49%	385	2009
	21.016454	9.372979	-55.40%	34	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.334476	8.739110	4.85%	14,640	2010
	8.726543	8.334476	-4.49%	15,530	2009
	10.872471	8.726543	-19.74%	9,214	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.480203	10.112541	35.19%	40,846	2010
	3.477788	7.480203	115.09%	13,395	2009
	12.853455	3.477788	-72.94%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.204365	15.449711	17.00%	7,750	2010
	8.796964	13.204365	50.10%	9,935	2009
	15.336641	8.796964	-42.64%	1,251	2008

Rydex Variable Trust - Nova Fund - Q/NQ	8.072756	9.563578	18.47%	10,101	2010
	6.032865	8.072756	33.81%	2,989	2009
	13.419911	6.032865	-55.05%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	24.183471	32.974651	36.35%	37,345	2010
	16.409633	24.183471	47.37%	2,969	2009
	27.049269	16.409633	-39.33%	2,686	2008

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	13.081904	16.130710	23.31%	17,709	2010
	10.575556	13.081904	23.70%	8,168	2009
	18.351572	10.575556	-42.37%	1,016	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	12.206839	15.084682	23.58%	8,323	2010
	8.570883	12.206839	42.42%	3,456	2009
	12.944411	8.570883	-33.79%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.586205	15.771742	36.13%	3,756	2010
	8.801095	11.586205	31.65%	46	2009
	18.326477	8.801095	-51.98%	1,106	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	6.212080	7.696795	23.90%	215,001	2010
	4.297663	6.212080	44.55%	3,108	2009
	13.594300	4.297663	-68.39%	10,632	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.681660	11.953953	23.47%	104,436	2010
	6.658766	9.681660	45.40%	4,531	2009
	11.206080	6.658766	-40.58%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.437806	11.213399	18.81%	6,233	2010
	6.318639	9.437806	49.36%	4,007	2009
	12.462382	6.318639	-49.30%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.615535	16.516668	30.92%	94,755	2010
	8.146562	12.615535	54.86%	1,852	2009
	12.919858	8.146562	-36.95%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.329630	13.440291	18.63%	3,202	2010
	7.389909	11.329630	53.31%	4,097	2009
	13.275978	7.389909	-44.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.846015	13.430999	23.83%	38,374	2010
	8.198315	10.846015	32.30%	425	2009
	12.640301	8.198315	-35.14%	54	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.915264	12.248971	23.54%	10,113	2010
	6.187772	9.915264	60.24%	7,368	2009
	11.090354	6.187772	-44.21%	190	2008

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.262290	9.280944	12.33%	25,983	2010
	6.161401	8.262290	34.10%	7,012	2009
	10.783086	6.161401	-42.86%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.919484	6.525103	-5.70%	971	2010
	8.325731	6.919484	-16.89%	15,777	2009
	7.986798	8.325731	4.24%	1,121	2008

Rydex Variable Trust - Technology Fund - Q/NQ	12.267417	13.571940	10.63%	7,683	2010
	7.983557	12.267417	53.66%	9,765	2009
	14.810368	7.983557	-46.09%	645	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.831914	8.856342	13.08%	4,608	2010
	6.163218	7.831914	27.08%	7,334	2009
	11.417967	6.163218	-46.02%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	13.306115	16.310980	22.58%	5,463	2010
	11.478842	13.306115	15.92%	5,636	2009
	15.552839	11.478842	-26.19%	654	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.885195	13.052213	9.82%	18,475	2010
	9.454987	11.885195	25.70%	5,117	2009
	16.156237	9.454987	-41.48%	5,448	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.094976	10.654862	5.55%	7,190	2010
	8.983361	10.094976	12.37%	10,579	2009
	12.917495	8.983361	-30.46%	4,014	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.918988	11.109946	-6.79%	5,857	2010
	11.321932	11.918988	5.27%	275	2009
	13.063995	11.321932	-13.33%	0	2008

63

Maximum Contract Options Elected (Total 3.40%)
(Variable account charges of 3.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	6.614454	7.293714	10.27%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	7.280604	7.977330	9.57%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.469854	4.70%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.676249	16.76%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	6.359380	7.058921	11.00%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.250587	7.478954	19.65%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.271944	2.72%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.292624	2.93%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	9.649814	10.548639	9.31%	0	2010

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.591031	5.91%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.323614	3.24%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.440840	4.41%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.141590	1.42%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.375687	3.76%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.505479	5.05%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.261729	2.62%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.113178	11.13%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	10.548009	10.677517	1.23%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	7.122088	7.882430	10.68%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.254388	2.54%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.354648	3.55%	0	2010

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	9.538684	9.760995	2.33%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	8.301174	8.889667	7.09%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	7.639076	8.332760	9.08%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	8.959612	9.387745	4.78%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.981064	9.641722	-3.40%	0	2010
	10.000000	9.981064	-0.19%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	10.995098	9.95%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.474053	4.74%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.622153	6.22%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.125831	1.26%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.073696	10.74%	0	2010

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.633366	6.33%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	5.893896	7.140450	21.15%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	7.178157	8.776532	22.27%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	7.179652	8.693971	21.09%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	6.562189	7.193254	9.62%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.081455	20.81%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.450092	4.50%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.735455	7.35%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.732971	7.33%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.441807	4.42%	0	2010

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.044749	10.45%	0	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.667708	6.68%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.734349	7.34%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	10.962663	9.63%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.847906	-11.52%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.224253	2.24%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.857398	8.57%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.447448	4.47%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.708445	7.08%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.798663	-12.01%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.623249	6.23%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	10.914234	9.14%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.680465	-13.20%	0	2010

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.216038	-17.84%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.417190	-15.83%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.551375	-14.49%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.385702	3.86%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.221962	12.22%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.276898	-27.23%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.258759	2.59%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.047220	0.47%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	9.998709	-0.01%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.607855	9.224676	-3.99%	0	2010
	9.861885	9.607855	-2.58%	0	2009
	10.000000	9.861885	-1.38%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	7.147023	7.949217	11.22%	0	2010
	5.307178	7.147023	34.67%	0	2009
	9.654488	5.307178	-45.03%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	4.255469	4.646849	9.20%	0	2010
	4.562222	4.255469	-6.72%	0	2009
	8.028534	4.562222	-43.17%	0	2008

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	7.926400	9.699646	22.37%	0	2010
	5.278295	7.926400	50.17%	0	2009
	10.008178	5.278295	-47.26%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.161280	9.797041	6.94%	0	2010
	8.013970	9.161280	14.32%	0	2009
	9.403844	8.013970	-14.78%	0	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.210079	8.802430	7.21%	0	2010
	6.933326	8.210079	18.41%	0	2009
	10.264625	6.933326	-32.45%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.906440	6.163937	4.36%	0	2010
	5.480830	5.906440	7.77%	0	2009
	11.131263	5.480830	-50.76%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	8.594478	9.737343	13.30%	0	2010
	7.468988	8.594478	15.07%	0	2009
	10.092865	7.468988	-26.00%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	4.248158	5.112881	20.36%	0	2010
	3.213082	4.248158	32.21%	0	2009
	8.689278	3.213082	-63.02%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.659450	-3.41%	0	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.442240	-5.58%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	6.909501	7.312538	5.83%	0	2010
	4.162187	6.909501	66.01%	0	2009
	8.637504	4.162187	-51.81%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	7.243257	8.330388	15.01%	0	2010
	5.413932	7.243257	33.79%	0	2009
	10.386343	5.413932	-47.87%	0	2008

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	6.256633	7.618411	21.77%	0	2010
	3.987733	6.256633	56.90%	0	2009
	9.737865	3.987733	-59.05%	0	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	5.420364	4.671918	-13.81%	0	2010
	4.136526	5.420364	31.04%	0	2009
	9.487563	4.136526	-56.40%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	4.919138	5.434601	10.48%	0	2010
	4.255007	4.919138	15.61%	0	2009
	8.479333	4.255007	-49.82%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	9.936608	10.568500	6.36%	0	2010
	15.025761	9.936608	-33.87%	0	2009
	10.740289	15.025761	39.90%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	8.413705	8.677943	3.14%	0	2010
	6.987484	8.413705	20.41%	0	2009
	9.626875	6.987484	-27.42%	0	2008

Rydex Variable Trust - Internet Fund - Q/NQ	7.899573	9.216455	16.67%	0	2010
	4.930517	7.899573	60.22%	0	2009
	9.260189	4.930517	-46.76%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.242012	6.223025	-32.67%	0	2010
	17.286439	9.242012	-46.54%	0	2009
	11.125637	17.286439	55.37%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	7.257090	6.112274	-15.78%	0	2010
	6.291287	7.257090	15.35%	0	2009
	9.332440	6.291287	-32.59%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	8.486011	6.124035	-27.83%	0	2010
	13.573468	8.486011	-37.48%	0	2009
	10.452831	13.573468	29.85%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	8.366784	6.363092	-23.95%	0	2010
	14.455043	8.366784	-42.12%	0	2009
	10.108537	14.455043	43.00%	0	2008

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.357038	5.842378	-30.09%	0	2010
	12.885197	8.357038	-35.14%	0	2009
	10.696898	12.885197	20.46%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	9.902570	7.943299	-19.79%	0	2010
	14.149586	9.902570	-30.02%	0	2009
	10.518782	14.149586	34.52%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	6.895937	7.709529	11.80%	0	2010
	5.772227	6.895937	19.47%	0	2009
	8.915549	5.772227	-35.26%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	3.923757	4.940732	25.92%	0	2010
	2.970850	3.923757	32.08%	0	2009
	9.060396	2.970850	-67.21%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.005846	8.392066	-6.82%	0	2010
	9.712663	9.005846	-7.28%	0	2009
	10.000000	9.712663	-2.87%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	5.887398	7.823298	32.88%	0	2010
	3.999275	5.887398	47.21%	0	2009
	9.167955	3.999275	-56.38%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	7.188879	7.373849	2.57%	0	2010
	7.694698	7.188879	-6.57%	0	2009
	9.800480	7.694698	-21.49%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	5.199546	6.876619	32.25%	0	2010
	2.471200	5.199546	110.41%	0	2009
	9.338219	2.471200	-73.54%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.005423	9.163035	14.46%	0	2010
	5.451963	8.005423	46.84%	0	2009
	9.717262	5.451963	-43.89%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	5.221858	6.051711	15.89%	0	2010
	3.989242	5.221858	30.90%	0	2009
	9.072372	3.989242	-56.03%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	8.514641	11.357424	33.39%	0	2010
	5.906411	8.514641	44.16%	0	2009
	9.953423	5.906411	-40.66%	0	2008

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	5.811200	7.009805	20.63%	0	2010
	4.802549	5.811200	21.00%	0	2009
	8.520332	4.802549	-43.63%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.062525	9.746619	20.89%	0	2010
	5.786869	8.062525	39.32%	0	2009
	8.934740	5.786869	-35.23%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	5.322383	7.087639	33.17%	0	2010
	4.133056	5.322383	28.78%	0	2009
	8.798782	4.133056	-53.03%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	3.822207	4.632817	21.21%	0	2010
	2.703188	3.822207	41.40%	0	2009
	8.742326	2.703188	-69.08%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	7.929824	9.578067	20.79%	0	2010
	5.575268	7.929824	42.23%	0	2009
	9.592092	5.575268	-41.88%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.608884	7.681511	16.23%	0	2010
	4.523192	6.608884	46.11%	0	2009
	9.120676	4.523192	-50.41%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	9.041020	11.579488	28.08%	0	2010
	5.968219	9.041020	51.49%	0	2009
	9.676444	5.968219	-38.32%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.424276	8.615836	16.05%	0	2010
	4.950402	7.424276	49.97%	0	2009
	9.092176	4.950402	-45.55%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.423799	8.993238	21.14%	0	2010
	5.736447	7.423799	29.41%	0	2009
	9.041939	5.736447	-36.56%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	7.289374	8.809239	20.85%	0	2010
	4.650376	7.289374	56.75%	0	2009
	8.521209	4.650376	-45.43%	0	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	7.790465	8.560621	9.89%	0	2010
	5.938855	7.790465	31.18%	0	2009
	10.625565	5.938855	-44.11%	0	2008

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.027793	7.405382	-7.75%	0	2010
	9.874297	8.027793	-18.70%	0	2009
	9.683263	9.874297	1.97%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	7.406779	8.016210	8.23%	0	2010
	4.927527	7.406779	50.31%	0	2009
	9.345287	4.927527	-47.27%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	5.853994	6.475749	10.62%	0	2010
	4.709278	5.853994	24.31%	0	2009
	8.919177	4.709278	-47.20%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	7.144514	8.567469	19.92%	0	2010
	6.300766	7.144514	13.39%	0	2009
	8.727352	6.300766	-27.80%	0	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	6.946519	7.462700	7.43%	0	2010
	5.649097	6.946519	22.97%	0	2009
	9.868367	5.649097	-42.76%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	7.687489	7.937351	3.25%	0	2010
	6.993183	7.687489	9.93%	0	2009
	10.279905	6.993183	-31.97%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	8.937214	8.149124	-8.82%	0	2010
	8.678609	8.937214	2.98%	0	2009
	10.236861	8.678609	-15.22%	0	2008

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges . In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the c ontract v alue on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract o wnership at annuitization.  On the a nnuitization d ate, if the c ontract o wner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the c ontract o wner and the Annuitant will NOT become the c ontract o wner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the c ontract o wner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description , and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the c ontract o wner is younger than age 50, the annual premium cannot exceed $5,000; if the c ontract o wner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the c ontract v alue.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the c ontract o wner is younger than age 50, the annual premium cannot exceed $5,000; if the c ontract o wner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

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Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the c ontract o wner and/or a nnuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract o wners and prospective c ontract o wners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

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•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the c ontract o wner dies before the contract is completely distributed, the balance will be included in the c ontract o wner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the c ontract o wner attains age 59½;

•	it is made to a beneficiary (or the c ontract o wner's estate) on or after the death of the c ontract o wner;

•	it is attributable to the c ontract o wner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5- year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the c ontract o wner's gross income as ordinary income in the year that it is distributed to the c ontract o wner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life

•	(or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the c ontract o wner dies before the contract is completely distributed, the balance will be included in the c ontract o wner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the c ontract o wner dies before the contract is completely distributed, the balance will be included in the c ontract o wner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a n on- q ualified a nnuity c ontract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the a nnuitization d ate are taxable to the c ontract o wner to the extent that the cash value of the contract exceeds the c ontract o wner's investment in the contract at the time of the distribution.  In general, the investment in the

78

contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the c ontract o wner and the a nnuitant are not the same individual.

With respect to annuity distributions on or after the a nnuitization d ate, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the c ontract o wner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the a nnuitant dies before the entire investment in the contract has been excluded from income, and as a result of the a nnuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same c ontract o wner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the a nnuitization d ate are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the c ontract o wner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a c ontract o wner's death;

•	the result of a c ontract o wner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the c ontract o wner or the joint lives (or joint life expectancies) of the c ontract o wner and the beneficiary selected by the c ontract o wner to receive payment under the annuity payment option selected by the c ontract o wner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the c ontract o wner dies before the contract is completely distributed, the balance will be included in the c ontract o wner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of n on- q ualified c ontracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the c ontract o wner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a n on- q ualified c ontract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the a nnuitant dies before the contract is completely distributed, the balance may be included in the a nnuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the a nnuitant.

iFLEX Option.  Although the tax treatment is not clear, if a contract owner takes a withdrawal from the contract under the iFLEX Option before the annuitization date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the account value immediately before the distribution or (b) the guaranteed lifetime amount immediately before the distribution, over (c) the remaining investment in the contract.  In certain circumstances, this treatment with respect to the iFLEX Option could result in your account value being less than your investment in the contract after such a withdrawal.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase the iFLEX Option in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements.  Please consult your tax advisor.

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Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract .   A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under S ection 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the c ontract o wner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under S ection 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.   Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the c ontract o wner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in S ection 401(a), an eligible deferred compensation plan described in S ection 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit c ontract o wners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a c ontract o wner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

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Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one c ontract o wner to another; or

•	a distribution to someone other than a c ontract o wner.

Upon the c ontract o wner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is 2 or more generations younger than the c ontract o wner; or

(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the c ontract o wner).

If the c ontract o wner is not an individual, then for this purpose only, " c ontract o wner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on n on- q ualified c ontracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the c ontract o wner if the income, for the period the contract was not diversified, had been received by the c ontract o wner.

If the violation is not corrected, the c ontract o wner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the c ontract o wner designates to receive death proceeds upon the c ontract o wner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the a nnuitant, or that are made from n on- q ualified c ontracts after the death of the c ontract o wner.  A designated beneficiary is a natural person who is designated by the c ontract o wner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the c ontract o wner are paid to the beneficiary or beneficiaries stipulated by the c ontract o wner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the c ontract o wner's death.  For contracts other than n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution

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period do not have to be determined until September 30 of the year following the c ontract o wner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a c ontract o wner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any c ontract o wner dies on or after the a nnuitization d ate and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the c ontract o wner's death.

(2)
If any c ontract o wner dies before the a nnuitization d ate, then the entire interest in the contract (consisting of either the death benefit or the c ontract v alue reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the c ontract o wner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the c ontract o wner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased c ontract o wner, the spouse can choose to become the c ontract o wner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the c ontract o wner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the a nnuitant will be treated as the death of a c ontract o wner;

(b)	any change of a nnuitant will be treated as the death of a c ontract o wner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the c ontract o wner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the c ontract o wner or the joint lives of the c ontract o wner and the c ontract o wner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the c ontract o wner and a person 10 years younger than the c ontract o wner.  If the designated beneficiary is the spouse of the c ontract o wner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the c ontract o wner and the c ontract o wner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the c ontract o wner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the c ontract o wner.

If the c ontract o wner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the c ontract o wner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the c ontract o wner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the c ontract v alue.

If the c ontract o wner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire c ontract v alue is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the c ontract o wner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the c ontract o wner's death.  For calendar years after the death of the c ontract o wner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)	if the designated beneficiary is not the c ontract o wner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using

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the designated beneficiary's birthday in the calendar year immediately following the calendar year of the c ontract o wner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the c ontract o wner's death.

If the c ontract o wner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA , or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the c ontract o wner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the c ontract o wner's death.  For calendar years after the death of the c ontract o wner's surviving spouse, the applicable distribution period is the greater of (a) the c ontract o wner's remaining life expectancy using the c ontract o wner's birthday in the calendar year of the c ontract o wner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the c ontract o wner's surviving spouse, the applicable distribution period is the greater of (a) the c ontract o wner's remaining life expectancy using the c ontract o wner's birthday in the calendar year of the c ontract o wner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the c ontract o wner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the c ontract o wner's remaining life expectancy using the c ontract o wner's birthday in the calendar year of the c ontract o wner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non- taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans, and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these  and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date. Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  See "Right to Examine and Cancel" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Connecticut - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Hawaii - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Minnesota - The 3% Extra Value Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value Options" earlier in this prospectus for more information.

The 4% Extra Value Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value Options" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

New Hampshire - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

New Jersey - Charitable Remainder Trust contract type is not available.  See "Investing in the Contract" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" subsection "Systematic Withdrawals" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

A Contract Owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.  See "Investing in the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The calculations used to determine the amount of the Highest Anniversary Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See "Death Benefit Calculations" subsections "Highest Anniversary Enhanced Death Benefit" earlier in this prospectus for more information.

The Spousal Protection Feature is referred to as the Secondary Life Protection Feature.  The Secondary Life Protection Feature must be elected at the time of application and is not available to be elected after contract issuance.  See "Death Benefits" subsection "Death Benefit Calculations" subsection "Spousal Protection Feature" earlier in this prospectus.

New York - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Terminal Illness Waiver is not available.  See "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Puerto Rico - Nationwide will not charge premium taxes against the Contract.

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Vermont - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Washington - The CDSC-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

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Unassociated Document

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 1

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus.  It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 1 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-866-233-3223, TDD 1-800-238-3035.

Table of Contents of the Statement of Additional Information
General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	2
Financial Statements	261

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company (“Nationwide”).  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 20 1 0.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.  See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by FASB, as of January 1, 2009.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, (“NISC”) One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 20 1 0, 200 9 and 200 8 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the “yield” and “effective yield” for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See “Frequency and Amount of Annuity Payments” located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 20 1 0.  The term "Period" is defined as a complete calendar year unless otherwise noted.  Those periods with an (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Contract Options Elected (1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.412815	11.737408	12.72%	21,579	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.110444	13.564420	12.01%	26,147	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.623709	6.24%	91,315	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.847747	18.48%	6,173	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	10.336732	11.728892	13.47%	1,528	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.954058	10.951851	22.31%	713	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.422891	4.23%	22,893	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.443862	4.44%	67,187	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.507674	12.859409	11.75%	129,583	2010

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.746668	7.47%	573	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.475331	4.75%	657	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.594298	5.94%	744	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.290653	2.91%	2,228	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.528169	5.28%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.659863	6.60%	4,687	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.412543	4.13%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.276342	12.76%	11,359	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	13.151469	13.609210	3.48%	12,678	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	11.282446	12.764552	13.14%	742	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.405091	4.05%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.506827	5.07%	0	2010

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.526509	12.057575	4.61%	10,550	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.510526	12.600683	9.47%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.477424	12.798019	11.51%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.604007	12.428968	7.11%	100,762	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.993110	9.868210	-1.25%	600,666	2010
	10.000000	9.993110	-0.07%	85,270	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.156584	11.57%	1,612	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.627936	6.28%	5,934	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.778258	7.78%	1,006	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.274699	2.75%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.236421	12.36%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.789657	7.90%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.369031	10.364456	23.84%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.586182	14.480987	24.98%	1,154	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.918236	15.990625	23.78%	4,357	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	11.586182	14.480987	24.98%	1,154	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.258830	22.59%	21,111	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.603725	6.04%	14,597	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.895255	8.95%	10,632	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.890759	8.91%	15,203	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.595317	5.95%	39,285	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.206950	12.07%	25,202	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.826497	8.26%	5,318	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.892046	8.92%	37,932	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.123679	11.24%	17,124	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.978092	-10.22%	6,762	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.374545	3.75%	1,860	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	11.016897	10.17%	13,812	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.601030	6.01%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.865769	8.66%	2,146	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.928055	-10.72%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.779340	7.79%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.074686	10.75%	12,020	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.808381	-11.92%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.337030	-16.63%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.541117	-14.59%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.677247	-13.23%	382	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.538388	5.38%	9,506	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.386795	13.87%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.384153	-26.16%	2,165	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.409534	4.10%	892	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.194884	1.95%	31,517	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.145668	1.46%	40,281	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.832969	9.650888	-1.85%	16,249	2010
	9.873186	9.832969	-0.41%	8,655	2009
	10.000000	9.873186	-1.27%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.706017	9.898470	13.70%	30,337	2010
	6.324103	8.706017	37.66%	0	2009
	11.253212	6.324103	-43.80%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	6.259472	6.987203	11.63%	19,228	2010
	6.564184	6.259472	-4.64%	6,469	2009
	11.298419	6.564184	-41.90%	179	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	20.185542	25.250373	25.09%	17,539	2010
	13.148897	20.185542	53.52%	4,665	2009
	24.387050	13.148897	-46.08%	3,173	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.467012	10.349198	9.32%	9,065	2010
	8.101131	9.467012	16.86%	9,789	2009
	9.298822	8.101131	-12.88%	1,771	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.785157	9.628479	9.60%	14,249	2010
	7.257467	8.785157	21.05%	564	2009
	10.510160	7.257467	-30.95%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.142806	5.486341	6.68%	85,704	2010
	4.668179	5.142806	10.17%	41,105	2009
	9.273788	4.668179	-49.66%	3,261	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.772605	17.109167	15.82%	5,267	2010
	12.558633	14.772605	17.63%	3,708	2009
	16.600605	12.558633	-24.35%	623	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.200191	8.858346	23.03%	44,644	2010
	5.327208	7.200191	35.16%	11,127	2009
	14.091298	5.327208	-62.20%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.801456	-1.99%	88,566	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.581057	-4.19%	40,057	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.808115	8.447271	8.19%	5,879	2010
	4.601128	7.808115	69.70%	11,871	2009
	9.339702	4.601128	-50.74%	4,508	2008

Rydex Variable Trust - Energy Fund - Q/NQ	20.259329	23.818054	17.57%	25,950	2010
	14.812883	20.259329	36.77%	10,579	2009
	27.797135	14.812883	-46.71%	2,537	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	22.707437	28.264646	24.47%	19,776	2010
	14.157731	22.707437	60.39%	11,330	2009
	33.816754	14.157731	-58.13%	1,858	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	11.349246	9.999771	-11.89%	9,949	2010
	8.472441	11.349246	33.95%	109	2009
	19.007539	8.472441	-55.43%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.396729	8.353507	12.94%	20,673	2010
	6.258573	7.396729	18.19%	6,290	2009
	12.198834	6.258573	-48.70%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.598023	13.697385	8.73%	4,847	2010
	18.635489	12.598023	-32.40%	2,794	2009
	13.030479	18.635489	43.01%	719	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	11.143762	11.749377	5.43%	17,768	2010
	9.053371	11.143762	23.09%	9,528	2009
	12.201091	9.053371	-25.80%	3,291	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.922871	17.797628	19.26%	9,738	2010
	9.111440	14.922871	63.78%	5,321	2009
	16.738454	9.111440	-45.57%	3,307	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.310840	3.655826	-31.16%	24,082	2010
	9.716773	5.310840	-45.34%	7,646	2009
	6.117694	9.716773	58.83%	943	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.648327	5.724291	-13.90%	65,540	2010
	5.638044	6.648327	17.92%	23,365	2009
	8.180951	5.638044	-31.08%	3,597	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	6.176587	4.556811	-26.22%	1,427	2010
	9.664175	6.176587	-36.09%	0	2009
	7.280471	9.664175	32.74%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.631330	2.823268	-22.25%	4,642	2010
	6.136922	3.631330	-40.83%	474	2009
	4.198329	6.136922	46.18%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	6.005346	4.291956	-28.53%	41,636	2010
	9.057470	6.005346	-33.70%	2,000	2009
	7.355722	9.057470	23.14%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.389159	5.239273	-18.00%	39,642	2010
	8.930391	6.389159	-28.46%	280	2009
	6.494466	8.930391	37.51%	901	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.211488	10.526976	14.28%	4,884	2010
	7.542476	9.211488	22.13%	0	2009
	11.395820	7.542476	-33.81%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.992604	15.436433	28.72%	13,825	2010
	8.882392	11.992604	35.02%	4,404	2009
	17.669730	8.882392	-49.73%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.216771	8.779742	-4.74%	16,128	2010
	9.723797	9.216771	-5.21%	24,808	2009
	10.000000	9.723797	-2.76%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	14.105347	19.159877	35.83%	7,863	2010
	9.372979	14.105347	50.49%	385	2009
	21.016454	9.372979	-55.40%	34	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.334476	8.739110	4.85%	14,640	2010
	8.726543	8.334476	-4.49%	15,530	2009
	10.872471	8.726543	-19.74%	9,214	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.480203	10.112541	35.19%	40,846	2010
	3.477788	7.480203	115.09%	13,395	2009
	12.853455	3.477788	-72.94%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.204365	15.449711	17.00%	7,750	2010
	8.796964	13.204365	50.10%	9,935	2009
	15.336641	8.796964	-42.64%	1,251	2008

Rydex Variable Trust - Nova Fund - Q/NQ	8.072756	9.563578	18.47%	10,101	2010
	6.032865	8.072756	33.81%	2,989	2009
	13.419911	6.032865	-55.05%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	24.183471	32.974651	36.35%	37,345	2010
	16.409633	24.183471	47.37%	2,969	2009
	27.049269	16.409633	-39.33%	2,686	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	13.081904	16.130710	23.31%	17,709	2010
	10.575556	13.081904	23.70%	8,168	2009
	18.351572	10.575556	-42.37%	1,016	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	12.206839	15.084682	23.58%	8,323	2010
	8.570883	12.206839	42.42%	3,456	2009
	12.944411	8.570883	-33.79%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.586205	15.771742	36.13%	3,756	2010
	8.801095	11.586205	31.65%	46	2009
	18.326477	8.801095	-51.98%	1,106	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	6.212080	7.696795	23.90%	215,001	2010
	4.297663	6.212080	44.55%	3,108	2009
	13.594300	4.297663	-68.39%	10,632	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.681660	11.953953	23.47%	104,436	2010
	6.658766	9.681660	45.40%	4,531	2009
	11.206080	6.658766	-40.58%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.437806	11.213399	18.81%	6,233	2010
	6.318639	9.437806	49.36%	4,007	2009
	12.462382	6.318639	-49.30%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.615535	16.516668	30.92%	94,755	2010
	8.146562	12.615535	54.86%	1,852	2009
	12.919858	8.146562	-36.95%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.329630	13.440291	18.63%	3,202	2010
	7.389909	11.329630	53.31%	4,097	2009
	13.275978	7.389909	-44.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.846015	13.430999	23.83%	38,374	2010
	8.198315	10.846015	32.30%	425	2009
	12.640301	8.198315	-35.14%	54	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.915264	12.248971	23.54%	10,113	2010
	6.187772	9.915264	60.24%	7,368	2009
	11.090354	6.187772	-44.21%	190	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.262290	9.280944	12.33%	25,983	2010
	6.161401	8.262290	34.10%	7,012	2009
	10.783086	6.161401	-42.86%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.919484	6.525103	-5.70%	971	2010
	8.325731	6.919484	-16.89%	15,777	2009
	7.986798	8.325731	4.24%	1,121	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	12.267417	13.571940	10.63%	7,683	2010
	7.983557	12.267417	53.66%	9,765	2009
	14.810368	7.983557	-46.09%	645	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.831914	8.856342	13.08%	4,608	2010
	6.163218	7.831914	27.08%	7,334	2009
	11.417967	6.163218	-46.02%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	13.306115	16.310980	22.58%	5,463	2010
	11.478842	13.306115	15.92%	5,636	2009
	15.552839	11.478842	-26.19%	654	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.885195	13.052213	9.82%	18,475	2010
	9.454987	11.885195	25.70%	5,117	2009
	16.156237	9.454987	-41.48%	5,448	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.094976	10.654862	5.55%	7,190	2010
	8.983361	10.094976	12.37%	10,579	2009
	12.917495	8.983361	-30.46%	4,014	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.918988	11.109946	-6.79%	5,857	2010
	11.321932	11.918988	5.27%	275	2009
	13.063995	11.321932	-13.33%	0	2008

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.252137	11.532912	12.49%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.923569	13.328088	11.78%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.609433	6.09%	1,053	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.831847	18.32%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	10.177187	11.524484	13.24%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.815872	10.761030	22.06%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.408891	4.09%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.429841	4.30%	2,111	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.409143	12.723481	11.52%	8,369	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.732237	7.32%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.461264	4.61%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.580070	5.80%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.276826	2.77%	1,042	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.514042	5.14%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.645545	6.46%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.398550	3.99%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.261210	12.61%	307	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.948618	13.372151	3.27%	727	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	11.153652	12.593310	12.91%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.391120	3.91%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.492708	4.93%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.394958	11.895841	4.40%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.379185	12.431687	9.25%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.346399	12.626322	11.28%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.471573	12.262257	6.89%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.992000	9.847131	-1.45%	107,332	2010
	10.000000	9.992000	-0.08%	50,245	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.141617	11.42%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.613668	6.14%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.763783	7.64%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.260898	2.61%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.221335	12.21%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.775174	7.75%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.239864	10.183835	23.59%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.407389	14.228682	24.73%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.718910	15.712047	23.53%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.967360	11.146244	11.83%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.242383	22.42%	3,006	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.589481	5.89%	816	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.880441	8.80%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.876128	8.76%	1,796	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.581086	5.81%	960	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.191910	11.92%	1,013	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.811773	8.12%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.877428	8.77%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.108745	11.09%	305	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.966022	-10.34%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.360620	3.61%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	11.002120	10.02%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.586794	5.87%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.851180	8.51%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.916045	-10.84%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.764877	7.65%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.059811	10.60%	370	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.796519	-12.03%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.325806	-16.74%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.529631	-14.70%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.665576	-13.34%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.524235	5.24%	349	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.371515	13.72%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.374214	-26.26%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.395556	3.96%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.181198	1.81%	614	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.132043	1.32%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.812014	9.610832	-2.05%	926	2010
	9.872143	9.812014	-0.61%	926	2009
	10.000000	9.872143	-1.28%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.651872	9.817010	13.47%	0	2010
	6.297534	8.651872	37.39%	0	2009
	11.228749	6.297534	-43.92%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	6.155594	6.857341	11.40%	2,349	2010
	6.468381	6.155594	-4.84%	904	2009
	11.156260	6.468381	-42.02%	904	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.850819	24.781442	24.84%	0	2010
	12.957122	19.850819	53.20%	275	2009
	24.080307	12.957122	-46.19%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.309972	10.156930	9.10%	0	2010
	7.982910	9.309972	16.62%	533	2009
	9.181747	7.982910	-13.06%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Clermont Fund - Q/NQ	8.730554	9.549268	9.38%	0	2010
	7.226992	8.730554	20.80%	0	2009
	10.487300	7.226992	-31.09%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.098669	5.428238	6.46%	3,456	2010
	4.637518	5.098669	9.94%	3,456	2009
	9.231627	4.637518	-49.76%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.527638	16.791414	15.58%	0	2010
	12.375441	14.527638	17.39%	360	2009
	16.391693	12.375441	-24.50%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.117926	8.739433	22.78%	0	2010
	5.277048	7.117926	34.88%	522	2009
	13.987090	5.277048	-62.27%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.788290	-2.12%	404	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.568182	-4.32%	1,584	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.678553	8.290310	7.97%	0	2010
	4.533962	7.678553	69.36%	790	2009
	9.222111	4.533962	-50.84%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.923313	23.375620	17.33%	247	2010
	14.596776	19.923313	36.49%	0	2009
	27.447359	14.596776	-46.82%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	22.330809	27.739589	24.22%	1,208	2010
	13.951164	22.330809	60.06%	837	2009
	33.391273	13.951164	-58.22%	382	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	11.160994	9.814012	-12.07%	0	2010
	8.348818	11.160994	33.68%	0	2009
	18.768368	8.348818	-55.52%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.274011	8.198295	12.71%	2,217	2010
	6.167241	7.274011	17.95%	1,006	2009
	12.045364	6.167241	-48.80%	1,006	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.389152	13.443005	8.51%	671	2010
	18.363710	12.389152	-32.53%	0	2009
	12.866501	18.363710	42.72%	464	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.958932	11.531116	5.22%	5,961	2010
	8.921282	10.958932	22.84%	3,401	2009
	12.047523	8.921282	-25.95%	3,401	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.675377	17.467051	19.02%	673	2010
	8.978495	14.675377	63.45%	0	2009
	16.527823	8.978495	-45.68%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.250199	3.606733	-31.30%	749	2010
	9.625367	5.250199	-45.45%	749	2009
	6.072445	9.625367	58.51%	749	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.559015	5.635948	-14.07%	0	2010
	5.573597	6.559015	17.68%	0	2009
	8.103886	5.573597	-31.22%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	6.106086	4.495651	-26.37%	0	2010
	9.573273	6.106086	-36.22%	0	2009
	7.226608	9.573273	32.47%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.571107	2.770809	-22.41%	0	2010
	6.047420	3.571107	-40.95%	0	2009
	4.145474	6.047420	45.88%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.936808	4.234356	-28.68%	0	2010
	8.972284	5.936808	-33.83%	789	2009
	7.301309	8.972284	22.89%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.283207	5.141930	-18.16%	814	2010
	8.800135	6.283207	-28.60%	814	2009
	6.412714	8.800135	37.23%	814	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.058748	10.331505	14.05%	0	2010
	7.432458	9.058748	21.88%	0	2009
	11.252415	7.432458	-33.95%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.793708	15.149729	28.46%	767	2010
	8.752814	11.793708	34.74%	448	2009
	17.447424	8.752814	-49.83%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.197148	8.743312	-4.93%	0	2010
	9.722772	9.197148	-5.41%	0	2009
	10.000000	9.722772	-2.77%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.871361	18.803962	35.56%	447	2010
	9.236209	13.871361	50.18%	0	2009
	20.752027	9.236209	-55.49%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.265665	8.649414	4.64%	0	2010
	8.672075	8.265665	-4.69%	0	2009
	10.826555	8.672075	-19.90%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.356031	9.924591	34.92%	0	2010
	3.427000	7.356031	114.65%	0	2009
	12.691644	3.427000	-73.00%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.985444	15.162833	16.77%	773	2010
	8.668667	12.985444	49.80%	0	2009
	15.143748	8.668667	-42.76%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.938820	9.385893	18.23%	0	2010
	5.944824	7.938820	33.54%	2,740	2009
	13.251034	5.944824	-55.14%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.782184	32.361895	36.08%	3,533	2010
	16.170147	23.782184	47.07%	887	2009
	26.708789	16.170147	-39.46%	887	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.864863	15.831020	23.06%	1,353	2010
	10.421235	12.864863	23.45%	0	2009
	18.120703	10.421235	-42.49%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	12.004440	14.804559	23.33%	0	2010
	8.445861	12.004440	42.13%	0	2009
	12.781539	8.445861	-33.92%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.393986	15.478732	35.85%	718	2010
	8.672654	11.393986	31.38%	0	2009
	18.095860	8.672654	-52.07%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	6.108997	7.553779	23.65%	681	2010
	4.234927	6.108997	44.25%	681	2009
	13.423225	4.234927	-68.45%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.571162	11.793613	23.22%	5,684	2010
	6.596115	9.571162	45.10%	2,977	2009
	11.123228	6.596115	-40.70%	2,977	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.330047	11.062945	18.57%	8,613	2010
	6.259168	9.330047	49.06%	1,976	2009
	12.370257	6.259168	-49.40%	1,976	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.471505	16.295083	30.66%	757	2010
	8.069898	12.471505	54.54%	840	2009
	12.824321	8.069898	-37.07%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.200252	13.259933	18.39%	0	2010
	7.320353	11.200252	53.00%	507	2009
	13.177830	7.320353	-44.45%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.722164	13.250775	23.58%	0	2010
	8.121145	10.722164	32.03%	0	2009
	12.546804	8.121145	-35.27%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.802024	12.084593	23.29%	0	2010
	6.129526	9.802024	59.91%	0	2009
	11.008339	6.129526	-44.32%	0	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.217661	9.212130	12.10%	0	2010
	6.140564	8.217661	33.83%	0	2009
	10.768485	6.140564	-42.98%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.860175	6.456070	-5.89%	0	2010
	8.271131	6.860175	-17.06%	0	2009
	7.950539	8.271131	4.03%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	12.063971	13.319859	10.41%	4,718	2010
	7.867086	12.063971	53.35%	4,718	2009
	14.624018	7.867086	-46.20%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.702007	8.691832	12.85%	703	2010
	6.073293	7.702007	26.82%	0	2009
	11.274286	6.073293	-46.13%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	13.085418	16.008005	22.33%	0	2010
	11.311405	13.085418	15.68%	0	2009
	15.357140	11.311405	-26.34%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.701797	12.824810	9.60%	929	2010
	9.327991	11.701797	25.45%	929	2009
	15.971666	9.327991	-41.60%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.927616	10.457018	5.33%	0	2010
	8.852352	9.927616	12.15%	0	2009
	12.754972	8.852352	-30.60%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.816872	10.992442	-6.98%	1,376	2010
	11.247726	11.816872	5.06%	1,376	2009
	13.004711	11.247726	-13.51%	903	2008

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.172635	11.431878	12.38%	797	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.831132	13.211351	11.67%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.602307	6.02%	24,369	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.823899	18.24%	2,808	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	10.098251	11.423517	13.12%	962	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.747461	10.666695	21.94%	319	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.401894	4.02%	1,578	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.422818	4.23%	42,500	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.360092	12.655920	11.41%	72,370	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.725025	7.25%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.454235	4.54%	539	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.572946	5.73%	8,612	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.269908	2.70%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.506962	5.07%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.638391	6.38%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.391563	3.92%	838	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.253648	12.54%	1,487	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.848174	13.254958	3.17%	3,123	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	11.089735	12.508451	12.79%	755	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.384130	3.84%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.485658	4.86%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.329672	11.815683	4.29%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.313987	12.347932	9.14%	2,941	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.281390	12.541263	11.17%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.405869	12.179648	6.78%	3,652	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.991444	9.836593	-1.55%	181,556	2010
	10.000000	9.991444	-0.09%	68,004	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.134127	11.34%	194	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.606528	6.07%	204	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.756545	7.57%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.253993	2.54%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.213788	12.14%	732	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.767915	7.68%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.175934	10.094586	23.47%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.318912	14.104014	24.61%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.620230	15.574357	23.41%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.890009	11.048539	11.71%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.234168	22.34%	3,668	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.582352	5.82%	5,746	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.873027	8.73%	635	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.868811	8.69%	5,187	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.573967	5.74%	11,666	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.184389	11.84%	6,271	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.804407	8.04%	23,511	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.870111	8.70%	18,069	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.101281	11.01%	5,643	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.959978	-10.40%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.353649	3.54%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.994712	9.95%	4,086	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.579665	5.80%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.843885	8.44%	541	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.910045	-10.90%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.757626	7.58%	2,762	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.052374	10.52%	1,737	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.790588	-12.09%	3,323	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.320203	-16.80%	3,308	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.523872	-14.76%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.659740	-13.40%	18,703	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.517150	5.17%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.363866	13.64%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.369239	-26.31%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.388556	3.89%	1,221	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.174339	1.74%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.174339	1.74%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.801539	9.590823	-2.15%	8,564	2010
	9.871622	9.801539	-0.71%	1,794	2009
	10.000000	9.871622	-1.28%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.624898	9.776485	13.35%	12,667	2010
	6.284277	8.624898	37.25%	4,152	2009
	11.216518	6.284277	-43.97%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	6.104197	6.793194	11.29%	7,199	2010
	6.420912	6.104197	-4.93%	1,946	2009
	11.085711	6.420912	-42.08%	66	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.685219	24.549799	24.71%	2,912	2010
	12.862097	19.685219	53.05%	944	2009
	23.928062	12.862097	-46.25%	65	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.232292	10.061969	8.99%	4,345	2010
	7.924338	9.232292	16.51%	2,593	2009
	9.123656	7.924338	-13.15%	51	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.703335	9.509843	9.27%	31,456	2010
	7.211782	8.703335	20.68%	27,813	2009
	10.475875	7.211782	-31.16%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	14.406575	16.634600	15.47%	706	2010
	12.284767	14.406575	17.27%	319	2009
	16.288137	12.284767	-24.58%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.406575	16.634600	15.47%	706	2010
	12.284767	14.406575	17.27%	319	2009
	16.288137	12.284767	-24.58%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.077132	8.680552	22.66%	2,081	2010
	5.252120	7.077132	34.75%	392	2009
	13.935235	5.252120	-62.31%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.781710	-2.18%	32,061	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.561748	-4.38%	21,305	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.614494	8.212811	7.86%	0	2010
	4.500703	7.614494	69.18%	831	2009
	9.163793	4.500703	-50.89%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.757216	23.157245	17.21%	2,328	2010
	14.489790	19.757216	36.35%	323	2009
	27.273941	14.489790	-46.87%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	22.144553	27.480334	24.10%	3,622	2010
	13.848850	22.144553	59.90%	723	2009
	33.180175	13.848850	-58.26%	611	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	11.067885	9.722259	-12.16%	279	2010
	8.287590	11.067885	33.55%	0	2009
	18.649748	8.287590	-55.56%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.213287	8.121610	12.59%	725	2010
	6.121981	7.213287	17.83%	725	2009
	11.969183	6.121981	-48.85%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.285855	13.317393	8.40%	2,171	2010
	18.229096	12.285855	-32.60%	1,687	2009
	12.785159	18.229096	42.58%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.867554	11.423376	5.11%	8,289	2010
	8.855876	10.867554	22.72%	7,973	2009
	11.971360	8.855876	-26.02%	1,582	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.552969	17.303796	18.90%	3,133	2010
	8.912645	14.552969	63.28%	976	2009
	16.423342	8.912645	-45.73%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.220099	3.582416	-31.37%	37,611	2010
	9.579923	5.220099	-45.51%	2,058	2009
	6.049907	9.579923	58.35%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.514747	5.592222	-14.16%	22,947	2010
	5.541602	6.514747	17.56%	6,669	2009
	8.065565	5.541602	-31.29%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	6.071083	4.465344	-26.45%	2,435	2010
	9.528070	6.071083	-36.28%	7,413	2009
	7.199783	9.528070	32.34%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.541322	2.744908	-22.49%	25,761	2010
	6.003078	3.541322	-41.01%	17,786	2009
	4.119254	6.003078	45.73%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.902771	4.205804	-28.75%	11,878	2010
	8.929924	5.902771	-33.90%	9,969	2009
	7.274206	8.929924	22.76%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.230801	5.093872	-18.25%	47,926	2010
	8.735611	6.230801	-28.67%	49,316	2009
	6.372157	8.735611	37.09%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.983142	10.234900	13.93%	33	2010
	7.377924	8.983142	21.76%	163	2009
	11.181229	7.377924	-34.02%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.695342	15.008143	28.33%	953	2010
	8.688626	11.695342	34.61%	337	2009
	17.337132	8.688626	-49.88%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.187324	8.725109	-5.03%	23,500	2010
	9.722257	9.187324	-5.50%	13,866	2009
	10.000000	9.722257	-2.78%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.755636	18.628196	35.42%	1,296	2010
	9.168472	13.755636	50.03%	55	2009
	20.620867	9.168472	-55.54%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.231416	8.604833	4.54%	2,739	2010
	8.644923	8.231416	-4.78%	659	2009
	10.803638	8.644923	-19.98%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.294614	9.831760	34.78%	19,458	2010
	3.401836	7.294614	114.43%	1,557	2009
	12.611369	3.401836	-73.03%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.877120	15.021099	16.65%	5,459	2010
	8.605078	12.877120	49.65%	5,633	2009
	15.047975	8.605078	-42.82%	94	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.872612	9.298188	18.11%	2,538	2010
	5.901225	7.872612	33.41%	2,339	2009
	13.167273	5.901225	-55.18%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.583778	32.059384	35.94%	14,930	2010
	16.051561	23.583778	46.93%	4,540	2009
	26.539936	16.051561	-39.52%	922	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.757550	15.683065	22.93%	2,128	2010
	10.344821	12.757550	23.32%	0	2009
	18.006199	10.344821	-42.55%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.904340	14.666232	23.20%	158	2010
	8.383933	11.904340	41.99%	0	2009
	12.700726	8.383933	-33.99%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.298906	15.334036	35.71%	926	2010
	8.609030	11.298906	31.24%	59	2009
	17.981444	8.609030	-52.12%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	6.058008	7.483132	23.52%	10,292	2010
	4.203847	6.058008	44.11%	13,098	2009
	13.338355	4.203847	-68.48%	473	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.516240	11.714052	23.10%	2,756	2010
	6.564930	9.516240	44.96%	821	2009
	11.081937	6.564930	-40.76%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.276548	10.988358	18.45%	1,503	2010
	6.229604	9.276548	48.91%	683	2009
	12.324386	6.229604	-49.45%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.399997	16.185226	30.53%	5,530	2010
	8.031772	12.399997	54.39%	1,776	2009
	12.776731	8.031772	-37.14%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.136028	13.170538	18.27%	168	2010
	7.285771	11.136028	52.85%	449	2009
	13.128955	7.285771	-44.51%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.660707	13.161471	23.46%	4,375	2010
	8.082799	10.660707	31.89%	621	2009
	12.500278	8.082799	-35.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.745779	12.003074	23.16%	976	2010
	6.100558	9.745779	59.75%	0	2009
	10.967504	6.100558	-44.38%	136	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.195399	9.177863	11.99%	8,110	2010
	6.130146	8.195399	33.69%	2,146	2009
	10.761177	6.130146	-43.03%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.830688	6.421793	-5.99%	4,372	2010
	8.243940	6.830688	-17.14%	0	2009
	7.932451	8.243940	3.93%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	11.963357	13.195383	10.30%	5,597	2010
	7.809389	11.963357	53.19%	3,928	2009
	14.531578	7.809389	-46.26%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.637755	8.610584	12.74%	0	2010
	6.028738	7.637755	26.69%	0	2009
	11.202954	6.028738	-46.19%	1,714	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.976298	15.858421	22.21%	379	2010
	11.228473	12.976298	15.57%	0	2009
	15.260051	11.228473	-26.42%	0	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.611045	12.712457	9.49%	4,920	2010
	9.265042	11.611045	25.32%	4,579	2009
	15.880039	9.265042	-41.66%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.844849	10.359327	5.23%	5,335	2010
	8.787468	9.844849	12.03%	4,714	2009
	12.674369	8.787468	-30.67%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.766073	10.934074	-7.07%	0	2010
	11.210752	11.766073	4.95%	0	2009
	12.975130	11.210752	-13.60%	0	2008

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.133060	11.381628	12.32%	523	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.785088	13.153265	11.61%	6,103	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.598734	5.99%	56,718	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.819913	18.20%	6,615	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	10.058956	11.373291	13.07%	414	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.713446	10.619840	21.88%	7,470	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.398398	3.98%	2,172	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.419324	4.19%	51,425	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.335610	12.622246	11.35%	47,162	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.721409	7.21%	190	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.450706	4.51%	2,012	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.569390	5.69%	154	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.266454	2.66%	9,480	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.503422	5.03%	4,173	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.634813	6.35%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.388063	3.88%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.249870	12.50%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.798281	13.196785	3.11%	22,426	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	11.057867	12.466191	12.74%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.380638	3.81%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.482128	4.82%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.297147	11.775777	4.24%	1,706	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.281462	12.306187	9.08%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.248961	12.498855	11.11%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.373099	12.138488	6.73%	422	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.991166	9.831323	-1.60%	685,832	2010
	10.000000	9.991166	-0.09%	405,043	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.130387	11.30%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.602963	6.03%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.752926	7.53%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.250532	2.51%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.210007	12.10%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.764288	7.64%	191	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.144143	10.050247	23.40%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.274888	14.042033	24.54%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.571162	15.505926	23.35%	2,142	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.851563	11.000007	11.66%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.230044	22.30%	17,003	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.578788	5.79%	17,964	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.869322	8.69%	8,380	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.865149	8.65%	24,710	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.570403	5.70%	202,173	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.180617	11.81%	7,632	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.800725	8.01%	3,081	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.866446	8.66%	7,924	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.097552	10.98%	24,238	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.956962	-10.43%	236	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.350163	3.50%	15,387	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.991014	9.91%	18,701	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.576106	5.76%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.840244	8.40%	3,801	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.907044	-10.93%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.754006	7.54%	4,355	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.048640	10.49%	5,338	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.787613	-12.12%	29,118	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.317392	-16.83%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.520999	-14.79%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.656821	-13.43%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.513607	5.14%	10,482	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.360039	13.60%	1,354	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.366751	-26.33%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.385064	3.85%	78	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.170920	1.71%	13,503	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.121817	1.22%	1,558	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.796304	9.580843	-2.20%	12,823	2010
	9.871361	9.796304	-0.76%	14,738	2009
	10.000000	9.871361	-1.29%	1,292	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.611429	9.756273	13.29%	39,478	2010
	6.277649	8.611429	37.18%	30,557	2009
	11.210393	6.277649	-44.00%	23,130	2008

Rydex Variable Trust - Banking Fund - Q/NQ	6.078622	6.761299	11.23%	14,430	2010
	6.397285	6.078622	-4.98%	2,258	2009
	11.050578	6.397285	-42.11%	1,545	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.602908	24.434752	24.65%	21,446	2010
	12.814838	19.602908	52.97%	8,079	2009
	23.852301	12.814838	-46.27%	680	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.193693	10.014819	8.93%	5,696	2010
	7.895223	9.193693	16.45%	4,836	2009
	9.094760	7.895223	-13.19%	2,975	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.689735	9.490168	9.21%	53,539	2010
	7.204174	8.689735	20.62%	21,521	2009
	10.470163	7.204174	-31.19%	7,047	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.065755	5.385005	6.30%	64,081	2010
	4.614626	5.065755	9.78%	71,287	2009
	9.200096	4.614626	-49.84%	27,348	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.346357	16.556670	15.41%	5,345	2010
	12.239630	14.346357	17.21%	7,976	2009
	16.236535	12.239630	-24.62%	258	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.056769	8.651183	22.59%	4,645	2010
	5.239673	7.056769	34.68%	2,838	2009
	13.909303	5.239673	-62.33%	6,228	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.778414	-2.22%	94,923	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.558527	-4.41%	123,688	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.582630	8.174293	7.80%	7,430	2010
	4.484143	7.582630	69.10%	19,973	2009
	9.134738	4.484143	-50.91%	1,245	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.674587	23.048702	17.15%	11,452	2010
	14.436526	19.674587	36.28%	6,187	2009
	27.187530	14.436526	-46.90%	4,332	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	22.051920	27.351495	24.03%	17,722	2010
	13.797929	22.051920	59.82%	4,843	2009
	33.075051	13.797929	-58.28%	361	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	11.021556	9.676648	-12.20%	10,573	2010
	8.257094	11.021556	33.48%	4,562	2009
	18.590600	8.257094	-55.58%	494	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.183095	8.083507	12.54%	11,416	2010
	6.099464	7.183095	17.77%	17,791	2009
	11.931265	6.099464	-48.88%	3,126	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.234496	13.254983	8.34%	6,396	2010
	18.162118	12.234496	-32.64%	5,641	2009
	12.744654	18.162118	42.51%	6,939	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.822110	11.369832	5.06%	1,672	2010
	8.823324	10.822110	22.65%	9,048	2009
	11.933428	8.823324	-26.06%	3,396	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.492120	17.222708	18.84%	15,099	2010
	8.879891	14.492120	63.20%	19,526	2009
	16.371328	8.879891	-45.76%	337	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.205084	3.570286	-31.41%	37,961	2010
	9.557233	5.205084	-45.54%	15,659	2009
	6.038639	9.557233	58.27%	615	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.492715	5.570477	-14.20%	75,204	2010
	5.525670	6.492715	17.50%	35,525	2009
	8.046474	5.525670	-31.33%	13,917	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	6.053639	4.450245	-26.49%	8,933	2010
	9.505535	6.053639	-36.31%	0	2009
	7.186403	9.505535	32.27%	205	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.526501	2.732036	-22.53%	299	2010
	5.980991	3.526501	-41.04%	7,434	2009
	4.106182	5.980991	45.66%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.885829	4.191593	-28.79%	24,388	2010
	8.908816	5.885829	-33.93%	10,334	2009
	7.260699	8.908816	22.70%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.204765	5.070005	-18.29%	84,356	2010
	8.703525	6.204765	-28.71%	3,535	2009
	6.351965	8.703525	37.02%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.945594	10.186955	13.88%	1,763	2010
	7.350832	8.945594	21.69%	2,169	2009
	11.145823	7.350832	-34.05%	1,675	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.646429	14.937800	28.26%	9,568	2010
	8.656685	11.646429	34.54%	5,569	2009
	17.282209	8.656685	-49.91%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.182426	8.716036	-5.08%	146,832	2010
	9.722000	9.182426	-5.55%	142,399	2009
	10.000000	9.722000	-2.78%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.698115	18.540891	35.35%	9,763	2010
	9.134769	13.698115	49.96%	2,396	2009
	20.555549	9.134769	-55.56%	541	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.214353	8.582639	4.48%	27,491	2010
	8.631388	8.214353	-4.83%	53,853	2009
	10.792199	8.631388	-20.02%	23,325	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.264107	9.785686	34.71%	10,003	2010
	3.389325	7.264107	114.32%	3,479	2009

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.823257	14.950687	16.59%	7,803	2010
	8.573436	12.823257	49.57%	10,066	2009
	15.000285	8.573436	-42.84%	68	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.839668	9.254586	18.05%	6,752	2010
	5.879527	7.839668	33.34%	10,744	2009
	13.125573	5.879527	-55.21%	4,771	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.485081	31.909042	35.87%	25,586	2010
	15.992527	23.485081	46.85%	20,094	2009
	26.455823	15.992527	-39.55%	4,655	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.704190	15.609555	22.87%	24,301	2010
	10.306794	12.704190	23.26%	13,388	2009
	17.949188	10.306794	-42.58%	7,347	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.854531	14.597440	23.14%	8,755	2010
	8.353096	11.854531	41.92%	813	2009
	12.660468	8.353096	-34.02%	818	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.251619	15.262097	35.64%	4,604	2010
	8.577378	11.251619	31.18%	1,675	2009
	17.924479	8.577378	-52.15%	4,017	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	6.032649	7.448037	23.46%	2,631	2010
	4.188378	6.032649	44.03%	4,096	2009
	13.296071	4.188378	-68.50%	58,066	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.488888	11.674472	23.03%	42,731	2010
	6.549393	9.488888	44.88%	24,892	2009
	11.061341	6.549393	-40.79%	10,661	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.249875	10.951206	18.39%	4,411	2010
	6.214853	9.249875	48.83%	14,642	2009
	12.301476	6.214853	-49.48%	3,340	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.364361	16.130537	30.46%	34,504	2010
	8.012762	12.364361	54.31%	15,893	2009
	12.753001	8.012762	-37.17%	1,807	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.104013	13.126006	18.21%	4,075	2010
	7.268523	11.104013	52.77%	16,891	2009
	13.104554	7.268523	-44.53%	1,762	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.630071	13.116980	23.40%	35,798	2010
	8.063671	10.630071	31.83%	2,990	2009
	12.477043	8.063671	-35.37%	1,736	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.717798	11.962550	23.10%	2,870	2010
	6.086129	9.717798	59.67%	86	2009
	10.947132	6.086129	-44.40%	2,080	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.184293	9.160774	11.93%	49,596	2010
	6.124945	8.184293	33.62%	19,059	2009
	10.757522	6.124945	-43.06%	10,867	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.815967	6.404690	-6.03%	8,922	2010
	8.230352	6.815967	-17.18%	3,647	2009
	7.923400	8.230352	3.87%	327	2008

Rydex Variable Trust - Technology Fund - Q/NQ	11.913344	13.133556	10.24%	5,855	2010
	7.780693	11.913344	53.11%	10,136	2009
	14.485548	7.780693	-46.29%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.605843	8.570265	12.68%	0	2010
	6.006598	7.605843	26.62%	3,712	2009
	11.167514	6.006598	-46.21%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.922033	15.784097	22.15%	6,249	2010
	11.187208	12.922033	15.51%	1,135	2009
	15.211714	11.187208	-26.46%	800	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.565908	12.656611	9.43%	9,700	2010
	9.233709	11.565908	25.26%	14,572	2009
	15.834410	9.233709	-41.69%	14,381	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.803678	10.310767	5.17%	3,293	2010
	8.755163	9.803678	11.98%	4,311	2009
	12.634210	8.755163	-30.70%	1,455	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.740714	10.904976	-7.12%	3,999	2010
	11.192286	11.740714	4.90%	1,726	2009
	12.960352	11.192286	-13.64%	2,786	2008

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.093658	11.331620	12.26%	1,060	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.739256	13.095455	11.55%	1,509	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.595171	5.95%	22,114	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.815930	18.16%	2,010	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	10.019813	11.323272	13.01%	654	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.679537	10.573145	21.82%	324	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.394889	3.95%	6,196	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.415801	4.16%	148,019	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.311226	12.588692	11.29%	62,654	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.717802	7.18%	12,163	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.447198	4.47%	941	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.565830	5.66%	35,123	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.262999	2.63%	23,042	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.499887	5.00%	7,609	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.631229	6.31%	10,708	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	11.340422	12.097465	6.68%	55,846	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.246084	12.46%	9,295	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.748483	13.138750	3.06%	25,677	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	11.026060	12.424003	12.68%	462	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.377140	3.77%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.478601	4.79%	2,087	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.264654	11.735939	4.18%	41,995	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.249043	12.264591	9.03%	132,280	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.026060	12.424003	12.68%	462	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.340422	12.097465	6.68%	55,846	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.990888	9.826056	-1.65%	405,863	2010
	10.000000	9.990888	-0.09%	211,472	2009*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.813234	10.951639	11.60%	0	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.126632	11.27%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.599401	5.99%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.749303	7.49%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.247086	2.47%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.206236	12.06%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.760670	7.61%	509	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.112453	10.006065	23.34%	4,487	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.230991	13.980266	24.48%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.522249	15.437758	23.28%	221	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.813234	10.951639	11.60%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.225930	22.26%	22,228	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.575227	5.75%	25,772	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.865613	8.66%	1,946	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.861488	8.61%	19,956	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.566840	5.67%	122,165	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.176853	11.77%	2,392	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	11.176853	11.77%	2,392	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.862793	8.63%	103,585	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.093814	10.94%	48,842	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	10.346671	3.47%	57,308	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.346671	3.47%	57,308	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.987308	9.87%	18,407	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.572550	5.73%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.836596	8.37%	2,996	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.904049	-10.96%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.750388	7.50%	5,889	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.044935	10.45%	1,851	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.784650	-12.15%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.314589	-16.85%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.518131	-14.82%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.653899	-13.46%	3,314	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.510068	5.10%	2,576	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.356223	13.56%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.364265	-26.36%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.381564	3.82%	3,093	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.167491	1.67%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.118412	1.18%	7,014	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.791067	9.570853	-2.25%	5,325	2010
	9.871101	9.791067	-0.81%	0	2009
	10.000000	9.871101	-1.29%	420	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.597958	9.736062	13.24%	26,354	2010
	6.271017	8.597958	37.11%	2,177	2009
	11.204276	6.271017	-44.03%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	6.053202	6.729606	11.17%	45,174	2010
	6.373762	6.053202	-5.03%	0	2009
	11.015561	6.373762	-42.14%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.520894	24.320164	24.59%	28,098	2010
	12.767714	19.520894	52.89%	485	2009
	23.776702	12.767714	-46.30%	1,668	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.155218	9.967840	8.88%	6,066	2010
	7.866176	9.155218	16.39%	393	2009
	9.065907	7.866176	-13.23%	2,904	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.676184	9.470550	9.16%	9,633	2010
	7.196585	8.676184	20.56%	2,625	2009
	10.464452	7.196585	-31.23%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.054825	5.370660	6.25%	30,113	2010
	4.607014	5.054825	9.72%	0	2009
	9.189605	4.607014	-49.87%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.286337	16.479013	15.35%	7,192	2010
	12.194620	14.286337	17.15%	1,960	2009
	16.185068	12.194620	-24.66%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.036473	8.621931	22.53%	24,439	2010
	5.227270	7.036473	34.61%	745	2009
	13.883479	5.227270	-62.35%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.775118	-2.25%	100,479	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.555312	-4.45%	165,187	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.550887	8.135952	7.75%	14,020	2010
	4.467638	7.550887	69.01%	3,140	2009
	9.105769	4.467638	-50.94%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.592264	22.940606	17.09%	25,856	2010
	14.383438	19.592264	36.21%	123	2009
	27.101364	14.383438	-46.93%	737	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.959607	27.223175	23.97%	27,695	2010
	13.747154	21.959607	59.74%	109	2009
	32.970157	13.747154	-58.30%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.975469	9.631287	-12.25%	31,838	2010
	8.226749	10.975469	33.41%	0	2009
	18.531740	8.226749	-55.61%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.153068	8.045629	12.48%	427	2010
	6.077049	7.153068	17.71%	709	2009
	11.893483	6.077049	-48.90%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.183332	13.192844	8.29%	8,569	2010
	18.095360	12.183494	-32.67%	5,821	2009
	12.704263	18.095360	42.44%	1,644	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.776854	11.316531	5.01%	3,927	2010
	8.790884	10.776854	22.59%	3,051	2009
	11.895605	8.790884	-26.10%	0	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.431497	17.141942	18.78%	4,478	2010
	8.847238	14.431497	63.12%	2,434	2009
	16.319442	8.847238	-45.79%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.190128	3.558217	-31.44%	0	2010
	9.534621	5.190128	-45.57%	0	2009
	6.027419	9.534621	58.19%	200	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.470749	5.548803	-14.25%	78,269	2010
	5.509773	6.470749	17.44%	17,061	2009
	8.027403	5.509773	-31.36%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	6.036254	4.435202	-26.52%	0	2010
	9.483051	6.036254	-36.35%	0	2009
	7.173046	9.483051	32.20%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.511759	2.719230	-22.57%	2,860	2010
	5.959014	3.511759	-41.07%	0	2009
	4.093170	5.959014	45.58%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.868911	4.177421	-28.82%	41,569	2010
	8.887728	5.868911	-33.97%	0	2009
	7.247181	8.887728	22.64%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.178803	5.046221	-18.33%	10,745	2010
	8.671529	6.178803	-28.75%	3,786	2009
	6.331834	8.671529	36.95%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.908187	10.139211	13.82%	829	2010
	7.323818	8.908187	21.63%	138	2009
	11.110508	7.323818	-34.08%	2,975	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.597698	14.867754	28.20%	23,548	2010
	8.624846	11.597698	34.47%	906	2009
	17.227435	8.624846	-49.94%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.177511	8.706946	-5.13%	6,403	2010
	9.721742	9.177511	-5.60%	10,737	2009
	10.000000	9.721742	-2.78%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.640798	18.453939	35.28%	9,956	2010
	9.101161	13.640798	49.88%	1,736	2009
	20.490387	9.101161	-55.58%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.197290	8.560465	4.43%	6,026	2010
	8.617833	8.197290	-4.88%	0	2009
	10.780744	8.617833	-20.06%	485	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.233697	9.739775	34.64%	10,571	2010
	3.376851	7.233697	114.21%	926	2009
	12.531573	3.376851	-73.05%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.769618	14.880596	16.53%	4,913	2010
	8.541905	12.769618	49.49%	1,803	2009
	14.952741	8.541905	-42.87%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.806862	9.211177	17.99%	3,104	2010
	5.857898	7.806862	33.27%	4,491	2009
	13.083949	5.857898	-55.23%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.386813	31.759402	35.80%	27,069	2010
	15.933719	23.386813	46.78%	6,137	2009
	26.371963	15.933719	-39.58%	857	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.650992	15.536305	22.81%	31,844	2010
	10.268854	12.650992	23.20%	0	2009
	17.892251	10.268854	-42.61%	209	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.804953	14.529024	23.08%	22,074	2010
	8.322382	11.804953	41.85%	0	2009
	12.620337	8.322382	-34.06%	1,234	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.204539	15.190533	35.57%	9,562	2010
	8.545822	11.204539	31.11%	58	2009
	17.867661	8.545822	-52.17%	1,249	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	6.007402	7.413099	23.40%	20,796	2010
	4.172976	6.007402	43.96%	525	2009
	13.253945	4.172976	-68.52%	47,855	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.461647	11.635039	22.97%	110,724	2010
	6.533900	9.461647	44.81%	626	2009
	11.040798	6.533900	-40.82%	2,049	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.223280	10.914183	18.33%	114,654	2010
	6.200131	9.223280	48.76%	68	2009
	12.278606	6.200131	-49.50%	2,078	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.328841	16.076041	30.39%	14,089	2010
	7.993799	12.328841	54.23%	0	2009
	12.729295	7.993799	-37.20%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.072098	13.081637	18.15%	261	2010
	7.251321	11.072098	52.69%	1,695	2009
	13.080217	7.251321	-44.56%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.599520	13.072648	23.33%	11,854	2010
	8.044581	10.599520	31.76%	326	2009
	12.453854	8.044581	-35.40%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.689840	11.922071	23.04%	727	2010
	6.071709	9.689840	59.59%	0	2009
	10.926776	6.071709	-44.43%	0	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.173178	9.143689	11.87%	16,429	2010
	6.119746	8.173178	33.55%	1,889	2009
	10.753873	6.119746	-43.09%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.801275	6.387643	-6.08%	0	2010
	8.216803	6.801275	-17.23%	692	2009
	7.914374	8.216803	3.82%	2,723	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	11.863497	13.071965	10.19%	8,176	2010
	7.752071	11.863497	53.04%	1,988	2009
	14.439631	7.752071	-46.31%	0	2008
Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.574000	8.530044	12.62%	3,007	2010
	5.984499	7.574000	26.56%	1,394	2009
	11.132092	5.984499	-46.24%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.867948	15.710054	22.09%	5,841	2010
	11.146061	12.867948	15.45%	849	2009
	15.163480	11.146061	-26.49%	0	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.520889	12.600951	9.37%	1,890	2010
	9.202444	11.520889	25.19%	0	2009
	15.788844	9.202444	-41.72%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.762707	10.262467	5.12%	5,168	2010
	8.723001	9.762707	11.92%	12,683	2009
	12.594200	8.723001	-30.74%	1,841	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.715433	10.875959	-7.17%	3,162	2010
	11.173868	11.715433	4.85%	4,494	2009
	12.945594	11.173868	-13.69%	367	2008

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.976163	11.182658	12.09%	30	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.602633	12.923337	11.38%	4,693	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.584465	5.84%	12,829	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.803992	18.04%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	9.903186	11.174429	12.84%	30	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.578482	10.434122	21.63%	275	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.384375	3.84%	6,353	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.405277	4.05%	18,052	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.238219	12.488385	11.12%	27,406	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.706957	7.07%	2,590	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.436632	4.37%	1,231	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.555145	5.55%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.252622	2.53%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.489270	4.89%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.620474	6.20%	5,609	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.374062	3.74%	2,136	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.234722	12.35%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.600148	12.966084	2.90%	1,835	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.931206	12.298379	12.51%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.366647	3.67%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.468001	4.68%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.167755	11.617250	4.02%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.152286	12.140566	8.86%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.120124	12.330611	10.89%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.242855	11.975106	6.51%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.990052	9.810244	-1.80%	350,131	2010
	10.000000	9.990052	-0.10%	132,352	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.115389	11.15%	217	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.588685	5.89%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.738428	7.38%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.236727	2.37%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.194910	11.95%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.749783	7.50%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.018001	9.874488	23.15%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.100246	13.796463	24.29%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.376514	15.234853	23.09%	24	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.699009	10.807661	11.43%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.213579	22.14%	8,349	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.564531	5.65%	12,056	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.854490	8.54%	1,139	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.850505	8.51%	7,502	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.556153	5.56%	1,046	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.165573	11.66%	2,849	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.785987	7.86%	38,573	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.851809	8.52%	65,039	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.082605	10.83%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.944871	-10.55%	152,952	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.976213	9.76%	5,243	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.976213	9.76%	5,243	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.561855	5.62%	226	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.825634	8.26%	4,347	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.895040	-11.05%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.739522	7.40%	2,858	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.033756	10.34%	3,434	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.775745	-12.24%	24,635	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.306162	-16.94%	439	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.509496	-14.91%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.645138	-13.55%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.499436	4.99%	536	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.344742	13.45%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.356792	-26.43%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.371068	3.71%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.157210	1.57%	1,168	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.108176	1.08%	6,727	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.775353	9.540916	-2.40%	10,958	2010
	9.870316	9.775353	-0.96%	36	2009
	10.000000	9.870316	-1.30%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.557699	9.675701	13.06%	16,908	2010
	6.251178	8.557699	36.90%	0	2009
	11.185926	6.251178	-44.12%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.977415	6.635220	11.00%	255	2010
	6.303600	5.977415	-5.17%	0	2009
	10.911054	6.303600	-42.23%	236	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.276682	23.979330	24.40%	8,280	2010
	12.627252	19.276682	52.66%	3,085	2009
	23.551180	12.627252	-46.38%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.040635	9.828078	8.71%	625	2010
	7.779587	9.040635	16.21%	0	2009
	8.979837	7.779587	-13.37%	390	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.635533	9.411820	8.99%	7,065	2010
	7.173815	8.635533	20.38%	0	2009
	10.447306	7.173815	-31.33%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.022127	5.327785	6.09%	42,044	2010
	4.584209	5.022127	9.55%	7,811	2009
	9.158131	4.584209	-49.94%	1,555	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.107664	16.248140	15.17%	1,918	2010
	12.060499	14.107664	16.97%	0	2009
	16.031547	12.060499	-24.77%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.975900	8.534690	22.35%	13,465	2010
	5.190182	6.975900	34.41%	211	2009
	13.806127	5.190182	-62.41%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.765233	-2.35%	4,963	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.545646	-4.54%	9,265	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.456401	8.021900	7.58%	1,084	2010
	4.418468	7.456401	68.76%	570	2009
	9.019362	4.418468	-51.01%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.347175	22.619132	16.91%	10,671	2010
	14.225216	19.347175	36.01%	1,564	2009
	26.844310	14.225216	-47.01%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.684883	26.841629	23.78%	6,211	2010
	13.595905	21.684883	59.50%	1,081	2009
	32.657428	13.595905	-58.37%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.838106	9.496252	-12.38%	314	2010
	8.136202	10.838106	33.21%	2,528	2009
	18.355883	8.136202	-55.68%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.063505	7.932784	12.31%	2,975	2010
	6.010140	7.063505	17.53%	5,091	2009
	11.780600	6.010140	-48.98%	247	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.030938	13.007954	8.12%	732	2010
	17.896309	12.030938	-32.77%	28	2009
	12.583708	17.896309	42.22%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.642054	11.157959	4.85%	10,352	2010
	8.694184	10.642054	22.40%	1,722	2009
	11.782750	8.694184	-26.21%	348	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.250927	16.901684	18.60%	1,747	2010
	8.749876	14.250927	62.87%	2,931	2009
	16.164617	8.749876	-45.87%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.145446	3.522183	-31.55%	0	2010
	9.467003	5.145446	-45.65%	143	2009
	5.993800	9.467003	57.95%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.405194	5.484203	-14.38%	18,415	2010
	5.462283	6.405194	17.26%	1,042	2009
	7.970404	5.462283	-31.47%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.984310	4.390321	-26.64%	0	2010
	9.415820	5.984310	-36.44%	0	2009
	7.133056	9.415820	32.00%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.467799	2.681083	-22.69%	1,916	2010
	5.893437	3.467799	-41.16%	0	2009
	4.054295	5.893437	45.36%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.818409	4.135139	-28.93%	27,460	2010
	8.824720	5.818409	-34.07%	0	2009
	7.206785	8.824720	22.45%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.101506	4.975481	-18.45%	522	2010
	8.576132	6.101506	-28.85%	121	2009
	6.271732	8.576132	36.74%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.796708	9.997086	13.65%	232	2010
	7.243216	8.796708	21.45%	87	2009
	11.005047	7.243216	-34.18%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.143865	10.803724	18.15%	12,599	2010
	6.156145	9.143865	48.53%	9,628	2009
	12.210207	6.156145	-49.58%	1,662	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.162795	8.679723	-5.27%	30,201	2010
	9.720970	9.162795	-5.74%	18,460	2009
	10.000000	9.720970	-2.79%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.470091	18.195263	35.08%	8,470	2010
	9.001004	13.470091	49.65%	0	2009
	20.296016	9.001004	-55.65%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.146279	8.494224	4.27%	3,148	2010
	8.577299	8.146279	-5.03%	2,997	2009
	10.746444	8.577299	-20.18%	2,997	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.143089	9.603143	34.44%	11,303	2010
	3.339644	7.143089	113.89%	607	2009
	12.412582	3.339644	-73.09%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.609868	14.672058	16.35%	2,737	2010
	8.447923	12.609868	49.27%	29	2009
	14.810891	8.447923	-42.96%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.709155	9.082046	17.81%	1,483	2010
	5.793420	7.709155	33.07%	0	2009
	12.959794	5.793420	-55.30%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	23.094059	31.314058	35.59%	22,974	2010
	15.758339	23.094059	46.55%	2,365	2009
	26.121675	15.758339	-39.67%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.492670	15.318499	22.62%	3,189	2010
	10.155862	12.492670	23.01%	418	2009
	17.722566	10.155862	-42.70%	355	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.657276	14.325406	22.89%	281	2010
	8.230817	11.657276	41.63%	0	2009
	12.500604	8.230817	-34.16%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.064302	14.977563	35.37%	6,212	2010
	8.451756	11.064302	30.91%	137	2009
	17.698110	8.451756	-52.24%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.932173	7.309123	23.21%	4,618	2010
	4.127018	5.932173	43.74%	698	2009
	13.128148	4.127018	-68.56%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.380186	11.517302	22.78%	18,881	2010
	6.487540	9.380186	44.59%	9,455	2009
	10.979244	6.487540	-40.91%	1,546	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.143865	10.803724	18.15%	12,599	2010
	6.156145	9.143865	48.53%	9,628	2009
	12.210207	6.156145	-49.58%	1,662	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.222694	15.913361	30.20%	35,971	2010
	7.937091	12.222694	53.99%	7,877	2009
	12.658352	7.937091	-37.30%	687	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.976783	12.949271	17.97%	11,357	2010
	7.199873	10.976783	52.46%	7,757	2009
	13.007331	7.199873	-44.65%	654	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.508278	12.940375	23.14%	39,603	2010
	7.987518	10.508278	31.56%	425	2009
	12.384461	7.987518	-35.50%	425	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.606379	11.801386	22.85%	21,836	2010
	6.028611	9.606379	59.35%	561	2009
	10.865860	6.028611	-44.52%	561	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.139938	9.092627	11.70%	10,595	2010
	6.104158	8.139938	33.35%	0	2009
	10.742904	6.104158	-43.18%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.757359	6.336723	-6.22%	1,069	2010
	8.176204	6.757359	-17.35%	187	2009
	7.887305	8.176204	3.66%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	11.715042	12.888725	10.02%	4,807	2010
	7.666756	11.715042	52.80%	443	2009
	14.302609	7.666756	-46.40%	380	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.479227	8.410478	12.45%	0	2010
	5.918639	7.479227	26.37%	0	2009
	11.026461	5.918639	-46.32%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.706923	15.489826	21.90%	1,277	2010
	11.023424	12.706923	15.27%	0	2009
	15.019595	11.023424	-26.61%	0	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.386805	12.435319	9.21%	651	2010
	9.109231	11.386805	25.00%	363	2009
	15.652850	9.109231	-41.80%	363	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.640583	10.118644	4.96%	4,301	2010
	8.627044	9.640583	11.75%	1,046	2009
	12.474713	8.627044	-30.84%	1,198	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.639757	10.789208	-7.31%	9,328	2010
	11.118663	11.639757	4.69%	0	2009
	12.901311	11.118663	-13.82%	0	2008

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.937279	11.133396	12.04%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.557378	12.866378	11.33%	12,128	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.580890	5.81%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.800014	18.00%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	9.864558	11.125178	12.78%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.545048	10.388165	21.57%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.380882	3.81%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.401772	4.02%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.213934	12.455047	11.07%	8,922	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.703357	7.03%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.433114	4.33%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.551582	5.52%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.249159	2.49%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.485738	4.86%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.616896	6.17%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.370562	3.71%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.230928	12.31%	11,068	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.551093	12.909019	2.85%	3,893	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.899701	12.256684	12.45%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.363152	3.63%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.464475	4.64%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.135610	11.577925	3.97%	2,135	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.120136	12.099408	8.81%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.088098	12.288854	10.83%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.210482	11.934541	6.46%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.989773	9.804978	-1.85%	21,550	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.111649	11.12%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.585106	5.85%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.734807	7.35%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.233264	2.33%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.191125	11.91%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.746162	7.46%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.986729	9.830984	23.09%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.056950	13.735661	24.23%	4,531	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.328220	15.167685	23.03%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.661191	10.760050	11.37%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.209457	22.09%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.560962	5.61%	10,257	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.850779	8.51%	10,356	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.846843	8.47%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.552589	5.53%	0	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.161806	11.62%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.782296	7.82%	5,414	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.848157	8.48%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.078860	10.79%	55,944	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.941857	-10.58%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.332721	3.33%	48,425	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.972501	9.73%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.558277	5.58%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.821984	8.22%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.892042	-11.08%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.735892	7.36%	11,597	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.030038	10.30%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.772775	-12.27%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.303357	-16.97%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.506623	-14.93%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.642213	-13.58%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.495892	4.96%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.340914	13.41%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.354303	-26.46%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.367565	3.68%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.153784	1.54%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.104762	1.05%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.770112	9.530950	-2.45%	0	2010

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.544298	9.655636	13.01%	0	2010

Rydex Variable Trust - Banking Fund - Q/NQ	5.952325	6.603996	10.95%	0	2010

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.195821	23.866598	24.33%	2,652	2010

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.002716	9.781879	8.65%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Clermont Fund - Q/NQ	8.622026	9.392316	8.93%	0	2010

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.011289	5.313576	6.03%	1,531	2010

Rydex Variable Trust - Consumer Products Fund - Q/NQ	14.048592	16.171873	15.11%	0	2010

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.955790	8.505763	22.28%	0	2010

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.761934	-2.38%	0	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.542421	-4.58%	56,824	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.425121	7.984187	7.53%	0	2010

Rydex Variable Trust - Energy Fund - Q/NQ	19.266066	22.512830	16.85%	1,780	2010

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.593929	26.715448	23.72%	318	2010

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.792654	9.451617	-12.43%	0	2010

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.033851	7.895471	12.25%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.980512	12.946838	8.07%	0	2010

Rydex Variable Trust - Health Care Fund - Q/NQ	10.597437	11.105529	4.79%	0	2010

Rydex Variable Trust - Internet Fund - Q/NQ	14.191195	16.822278	18.54%	0	2010

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.130624	3.510252	-31.58%	0	2010

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.383462	5.462809	-14.42%	0	2010

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.967084	4.375449	-26.67%	0	2010

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.453258	2.668474	-22.73%	0	2010

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.801662	4.121138	-28.97%	0	2010

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.075929	4.952099	-18.50%	0	2010

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.759840	9.950134	13.59%	0	2010

Rydex Variable Trust - Leisure Fund - Q/NQ	11.404567	14.590491	27.94%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.157891	8.670672	-5.32%	2,737	2010

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.413606	18.109754	35.01%	0	2010

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.129345	8.472244	4.22%	0	2010

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.113112	9.557976	34.37%	0	2010

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.557023	14.603147	16.29%	0	2010

Rydex Variable Trust - Nova Fund - Q/NQ	7.676823	9.039371	17.75%	0	2010

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.997197	31.166861	35.52%	2,999	2010

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.440273	15.246507	22.56%	2,076	2010

Rydex Variable Trust - Retailing Fund - Q/NQ	11.608412	14.258109	22.83%	0	2010

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	11.017892	14.907162	35.30%	0	2010

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.907288	7.274762	23.15%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.353171	11.478293	22.72%	0	2010

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.117523	10.767135	18.09%	0	2010

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.187477	15.859442	30.13%	3,806	2010

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.945162	12.905403	17.91%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.478020	12.896562	23.08%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.578707	11.761407	22.79%	0	2010

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.128865	9.075640	11.65%	0	2010

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.742756	6.319791	-6.27%	0	2010

Rydex Variable Trust - Technology Fund - Q/NQ	11.665960	12.828195	9.96%	0	2010

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.447845	8.370934	12.39%	0	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	12.653666	15.417049	21.84%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.342408	12.380531	9.15%	0	2010

Rydex Variable Trust - Utilities Fund - Q/NQ	9.600189	10.071128	4.91%	0	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.614628	10.760441	-7.35%	0	2010

Unassociated Document

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.898513	11.084324	11.98%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.512321	12.809703	11.27%	4,332	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.577314	5.77%	191,165	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.796033	17.96%	3,219	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	9.826087	11.076160	12.72%		2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.511707	10.342377	21.51%	2,866	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.377375	3.77%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.398263	3.98%	51,925	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.189720	12.421821	11.01%		2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.699739	7.00%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.429579	4.30%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.548019	5.48%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.245702	2.46%	2,297	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.482194	4.82%	14,615	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.613301	6.13%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.367062	3.67%	9,641	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.227150	12.27%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.502135	12.852116	2.80%	10,033	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.868303	12.215155	12.39%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.359646	3.60%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.460932	4.61%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.103556	11.538705	3.92%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.088139	12.058464	8.75%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.056151	12.247202	10.77%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.178196	11.894113	6.40%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.989495	9.799709	-1.90%	693,575	2010
	10.000000	9.989495	-0.11%	622,284	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.107892	11.08%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.581538	5.82%	224	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.731179	7.31%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.229808	2.30%	7,000	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.187350	11.87%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.742530	7.43%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.955564	9.787641	23.03%	2,749	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.013846	13.675161	24.16%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.280149	15.100861	22.97%	173	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.623504	10.712627	11.32%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.205344	22.05%	3,923	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.557391	5.57%	9,275	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.847069	8.47%	11,169	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.843178	8.43%	2,494	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.549022	5.49%	21,357	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.158041	11.58%	115,219	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.778608	7.79%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.844497	8.44%	1,650	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.075118	10.75%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.938831	-10.61%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.329234	3.29%	55,533	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.968802	9.69%	116,251	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.554718	5.55%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.818330	8.18%	5,729	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.889034	-11.11%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.732263	7.32%	21,268	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.026306	10.26%	135,338	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.769803	-12.30%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.300550	-16.99%	1,427	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.503743	-14.96%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.639289	-13.61%	22,224	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.492346	4.92%	114	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.337098	13.37%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.351814	-26.48%	1,988	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.364070	3.64%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.150351	1.50%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.101355	1.01%	1,079	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.764891	9.521004	-2.50%	20,694	2010
	9.869792	9.764891	-1.06%	28,327	2009
	10.000000	9.869792	-1.30%	2,688	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.530916	9.635619	12.95%	43,088	2010
	6.237963	8.530916	36.76%	15,680	2009
	11.173702	6.237963	-44.17%	2,041	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.927352	6.572946	10.89%	16,839	2010
	6.257184	5.927352	-5.27%	8,015	2009

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.115313	23.754418	24.27%	21,934	2010
	12.534334	19.115313	52.50%	9,257	2009

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.964948	9.735881	8.60%	17,293	2010
	7.722320	8.964948	16.09%	97,217	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Clermont Fund - Q/NQ	8.608526	9.372834	8.88%	52,051	2010
	7.158663	8.608526	20.25%	24,980	2009
	10.435883	7.158663	-31.40%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.000437	5.299373	5.98%	42,715	2010
	4.569059	5.000437	9.44%	18,975	2009

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.989686	16.095862	15.06%	6,033	2010
	11.971817	13.989686	16.86%	1,191	2009

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.935730	8.476916	22.22%	55,975	2010
	5.165564	6.935730	34.27%	533	2009

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.758640	-2.41%	19,113	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.539192	-4.61%	112,469	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.393953	7.946618	7.47%	14,863	2010
	4.385934	7.393953	68.58%	12,250	2009

Rydex Variable Trust - Energy Fund - Q/NQ	19.185259	22.407001	16.79%	8,454	2010
	14.120539	19.185259	35.87%	38,728	2009

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.503343	26.589840	23.65%	18,362	2010
	13.495827	21.503343	59.33%	24,247	2009

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.747358	9.407148	-12.47%	4,108	2010
	8.076309	10.747358	33.07%	1,908	2009
	18.239425	8.076309	-55.72%	2,081	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.004352	7.858354	12.19%	11,891	2010
	5.965903	7.004352	17.41%	12,998	2009
	11.705893	5.965903	-49.04%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.930275	12.885984	8.01%	20,086	2010
	17.764660	11.930275	-32.84%	42,242	2009
	12.503872	17.764660	42.07%	68	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.552984	11.053304	4.74%	26,517	2010
	8.630198	10.552984	22.28%	94,709	2009
	11.707982	8.630198	-26.29%	17,320	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.131680	16.743201	18.48%	17,418	2010
	8.685497	14.131680	62.70%	9,525	2009
	16.062097	8.685497	-45.93%	3,003	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.115836	3.498343	-31.62%	81,417	2010
	9.422140	5.115836	-45.70%	86,218	2009
	5.971479	9.422140	57.79%	1,298	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.361811	5.441506	-14.47%	2,434	2010
	5.430816	6.361811	17.14%	13,922	2009
	7.932581	5.430816	-31.54%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.949887	4.360617	-26.71%	24,531	2010
	9.371219	5.949887	-36.51%	72,104	2009
	7.106493	9.371219	31.87%	47	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.438770	2.655926	-22.77%	6,282	2010
	5.850071	3.438770	-41.22%	123,893	2009
	4.028562	5.850071	45.21%	1,957	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.784927	4.107153	-29.00%	25,056	2010
	8.782902	5.784927	-34.13%	123,582	2009
	7.179940	8.782902	22.33%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.050457	4.928828	-18.54%	37,269	2010
	8.513059	6.050457	-28.93%	7,364	2009
	6.231943	8.513059	36.60%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.723101	9.903366	13.53%	1,059	2010
	7.189935	8.723101	21.32%	165	2009
	10.935244	7.189935	-34.25%	33	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.356736	14.521909	27.87%	7,602	2010
	8.467180	11.356736	34.13%	6,749	2009
	16.955767	8.467180	-50.06%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.152981	8.661601	-5.37%	38,413	2010
	9.720456	9.152981	-5.84%	38,698	2009
	10.000000	9.720456	-2.80%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.357299	18.024580	34.94%	18,779	2010
	8.934750	13.357299	49.50%	40	2009
	20.167255	8.934750	-55.70%	23	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.112437	8.450323	4.17%	23,334	2010
	8.550373	8.112437	-5.12%	20,237	2009
	10.723628	8.550373	-20.27%	21,078	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.083272	9.513042	34.30%	13,160	2010
	3.315045	7.083272	113.67%	9,385	2009
	12.333827	3.315045	-73.12%	109	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.504369	14.534508	16.24%	4,544	2010
	8.385773	12.504369	49.11%	24,257	2009
	14.716979	8.385773	-43.02%	10,836	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.644608	8.996844	17.69%	5,393	2010
	5.750771	7.644608	32.93%	9,025	2009
	12.877562	5.750771	-55.34%	238	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.900683	31.020276	35.46%	110,066	2010
	15.642340	22.900683	46.40%	37,756	2009
	25.955912	15.642340	-39.73%	31,364	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.388075	15.174815	22.50%	10,165	2010
	10.081113	12.388075	22.88%	3,126	2009
	17.610158	10.081113	-42.75%	2,300	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.559742	14.191097	22.76%	5,863	2010
	8.170265	11.559742	41.49%	90,809	2009
	12.421301	8.170265	-34.22%	2,077	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	10.971669	14.837065	35.23%	3,037	2010
	8.389551	10.971669	30.78%	122	2009
	17.585876	8.389551	-52.29%	24	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.882497	7.240552	23.09%	9,302	2010
	4.096625	5.882497	43.59%	6,114	2009
	13.044849	4.096625	-68.60%	6,704	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.326223	11.439397	22.66%	56,136	2010
	6.456796	9.326223	44.44%	59,890	2009
	10.938392	6.456796	-40.97%	16,207	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.091245	10.730630	18.03%	159,604	2010
	6.126957	9.091245	48.38%	130,223	2009
	12.164766	6.126957	-49.63%	12,350	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.152357	15.805702	30.06%	212,318	2010
	7.899454	12.152357	53.84%	315,182	2009
	12.611214	7.899454	-37.36%	63,312	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.913611	12.861657	17.85%	1,797	2010
	7.165743	10.913611	52.30%	47,594	2009
	12.958915	7.165743	-44.70%	42,083	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.447792	12.852816	23.02%	105,930	2010
	7.949641	10.447792	31.42%	8,174	2009
	12.338331	7.949641	-35.57%	43,912	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.551093	11.721534	22.72%	2,994	2010
	6.000034	9.551093	59.18%	2,100	2009
	10.825434	6.000034	-44.57%	72,893	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.117811	9.058687	11.59%	38,992	2010
	6.093774	8.117811	33.21%	5,254	2009
	10.735587	6.093774	-43.24%	401	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.728183	6.302933	-6.32%	2,537	2010
	8.149196	6.728183	-17.44%	9,210	2009
	7.869290	8.149196	3.56%	74	2008

Rydex Variable Trust - Technology Fund - Q/NQ	11.616986	12.767844	9.91%	128,615	2010
	7.610336	11.616986	52.65%	101,106	2009
	14.211882	7.610336	-46.45%	38,740	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.416610	8.331570	12.34%	17,604	2010
	5.875082	7.416610	26.24%	26,603	2009
	10.956499	5.875082	-46.38%	20,935	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.600595	15.344596	21.78%	9,576	2010
	10.942336	12.600595	15.15%	71,618	2009
	14.924335	10.942336	-26.68%	5,365	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.298189	12.325991	9.10%	15,040	2010
	9.047552	11.298189	24.88%	13,037	2009
	15.562757	9.047552	-41.86%	48,448	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.559927	10.023783	4.85%	48,168	2010
	8.563583	9.559927	11.63%	26,070	2009
	12.395598	8.563583	-30.91%	19,861	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.589553	10.731736	-7.40%	2,409	2010
	11.082002	11.589553	4.58%	1,386	2009
	12.871879	11.082002	-13.91%	2,369	2008

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.859882	11.035439	11.92%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.467380	12.753196	11.21%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.573743	5.74%	22,989	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.792059	17.92%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	9.787731	11.027307	12.66%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.478495	10.296774	21.45%	108	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.373869	3.74%	3,145	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.394733	3.95%	38,515	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.165541	12.388671	10.95%	46,149	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.696127	6.96%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.426067	4.26%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.544462	5.44%	2,750	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.242239	2.42%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.478654	4.79%	9,864	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.609725	6.10%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.363560	3.64%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.223352	12.23%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.453365	12.795460	2.75%	2,502	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.836962	12.173736	12.34%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.356155	3.56%	672	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.457405	4.57%	693	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.071538	11.499575	3.87%	4,160	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.056164	12.017548	8.70%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	11.024294	12.205711	10.72%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.145984	11.853793	6.35%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.989215	9.794442	-1.95%	213,240	2010
	10.000000	9.989215	-0.11%	73,795	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.104139	11.04%	183	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.577962	5.78%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.727555	7.28%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.226352	2.26%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.183573	11.84%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.738894	7.39%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.924518	9.744484	22.97%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	10.970873	13.614866	24.10%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.232238	15.034281	22.91%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.585948	10.665384	11.26%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.201222	22.01%	3,207	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.553828	5.54%	3,406	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.843355	8.43%	398	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.839513	8.40%	3,513	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.545463	5.45%	4,316	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.154270	11.54%	620	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.774926	7.75%	617	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.840830	8.41%	886	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.071378	10.71%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.935811	-10.64%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.325743	3.26%	2,077	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.965107	9.65%	797	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.551153	5.51%	191	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.814676	8.15%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.886029	-11.14%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.728647	7.29%	1,244	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.022571	10.23%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.766840	-12.33%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.297736	-17.02%	1,742	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.500868	-14.99%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.636363	-13.64%	8,774	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.488801	4.89%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.333261	13.33%	2,452	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.349324	-26.51%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.360571	3.61%	7,044	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.146918	1.47%	9,305	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.097944	0.98%	949	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.759644	9.511035	-2.55%	17,885	2010
	9.869531	9.759644	-1.11%	0	2009
	10.000000	9.869531	-1.30%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.517534	9.615606	12.89%	12,739	2010
	6.231359	8.517534	36.69%	7,499	2009
	11.167582	6.231359	-44.20%	1,355	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.902437	6.541985	10.84%	2,028	2010
	6.234083	5.902437	-5.32%	0	2009

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.035100	23.642695	24.21%	4,348	2010
	12.488109	19.035100	52.43%	8,047	2009

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.927294	9.690044	8.54%	1,341	2010
	7.693812	8.927294	16.03%	208	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Clermont Fund - Q/NQ	8.595037	9.353392	8.82%	1,598	2010
	7.151089	8.595037	20.19%	316	2009
	10.430170	7.151089	-31.44%	306	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.989607	5.285205	5.92%	3,772	2010
	4.561498	4.989607	9.39%	23,240	2009
	9.126742	4.561498	-50.02%	5,053	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.930978	16.020152	15.00%	931	2010
	11.927669	13.930978	16.80%	541	2009
	15.879262	11.927669	-24.89%	862	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.915736	8.448190	22.16%	2,246	2010
	5.153294	6.915736	34.20%	8,827	2009
	13.729088	5.153294	-62.46%	8,478	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.755340	-2.45%		2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.535969	-4.64%	16,575	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.362914	7.909232	7.42%	59	2010
	4.369748	7.362914	68.50%	2,241	2009
	8.933615	4.369748	-51.09%	92	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.104748	22.301608	16.73%	2,707	2010
	14.068458	19.104748	35.80%	3,951	2009
	26.589244	14.068458	-47.09%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.413062	26.464710	23.59%	3,656	2010
	13.446019	21.413062	59.25%	2,639	2009
	32.347000	13.446019	-58.43%	13	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.702236	9.362886	-12.51%	232	2010
	8.046504	10.702236	33.00%	5,228	2009
	18.181405	8.046504	-55.74%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.974926	7.821360	12.14%	0	2010
	5.943880	6.974926	17.35%	4,830	2009
	11.668665	5.943880	-49.06%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.880225	12.825383	7.96%	7,543	2010
	17.699157	11.880225	-32.88%	1,314	2009
	12.464121	17.699157	42.00%	1,311	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.508668	11.001275	4.69%	813	2010
	8.598342	10.508668	22.22%	666	2009
	11.670726	8.598342	-26.33%	978	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.072345	16.664426	18.42%	1,918	2010
	8.653443	14.072345	62.62%	6,861	2009
	16.011012	8.653443	-45.95%	25	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.101089	3.486476	-31.65%	8,698	2010
	9.399780	5.101089	-45.73%	1,661	2009
	5.960336	9.399780	57.71%	3,317	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.340215	5.420273	-14.51%	2,150	2010
	5.415139	6.340215	17.08%	0	2009
	7.913726	5.415139	-31.57%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.932725	4.345817	-26.75%	1,956	2010
	9.348959	5.932725	-36.54%	0	2009
	7.093232	9.348959	31.80%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.424339	2.643436	-22.80%	938	2010
	5.828500	3.424339	-41.25%	0	2009
	4.015747	5.828500	45.14%	8,886	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.768263	4.093234	-29.04%	9,646	2010
	8.762071	5.768263	-34.17%	0	2009
	7.166566	8.762071	22.26%	3,559	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.025067	4.905631	-18.58%	7,447	2010
	8.481661	6.025067	-28.96%	0	2009
	6.212111	8.481661	36.53%	3,677	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.686497	9.856801	13.47%	0	2010
	7.163416	8.686497	21.26%	269	2009
	10.900476	7.163416	-34.28%	34	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.309113	14.453662	27.81%	618	2010
	8.435970	11.309113	34.06%	1,174	2009
	16.901905	8.435970	-50.09%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.148074	8.652546	-5.42%	5,389	2010
	9.720198	9.148074	-5.89%	9,885	2009
	10.000000	9.720198	-2.80%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.301242	17.939804	34.87%	3,298	2010
	8.901786	13.301242	49.42%	4,604	2009
	20.103154	8.901786	-55.72%	24	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.095527	8.428409	4.11%	54,228	2010
	8.536914	8.095527	-5.17%	6,852	2009
	10.712219	8.536914	-20.31%	7,459	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.053517	9.468266	34.23%	0	2010
	3.302803	7.053517	113.56%	9,068	2009
	12.294606	3.302803	-73.14%	115	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.451871	14.466120	16.18%	23,178	2010
	8.354829	12.451871	49.04%	384	2009
	14.670170	8.354829	-43.05%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.612506	8.954509	17.63%	1,558	2010
	5.729559	7.612506	32.86%	8,672	2009
	12.836638	5.729559	-55.37%	179	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.804577	30.874366	35.39%	4,446	2010
	15.584649	22.804577	46.33%	4,755	2009
	25.873407	15.584649	-39.77%	876	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.336099	15.103465	22.43%	1,286	2010
	10.043936	12.336099	22.82%	3,721	2009
	17.554211	10.043936	-42.78%	2,548	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.511225	14.124346	22.70%	665	2010
	8.140114	11.511225	41.41%	606	2009
	12.381807	8.140114	-34.26%	948	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	10.925588	14.767244	35.16%	5,220	2010
	8.358586	10.925588	30.71%	5,759	2009
	17.529945	8.358586	-52.32%	6,976	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.857793	7.206480	23.02%	0	2010
	4.081509	5.857793	43.52%	10,453	2009
	13.003382	4.081509	-68.61%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.299327	11.400604	22.60%	3,286	2010
	6.441453	9.299327	44.37%	10,951	2009
	10.917971	6.441453	-41.00%	98	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.065016	10.694225	17.97%	0	2010
	6.112402	9.065016	48.31%	10,774	2009
	12.142084	6.112402	-49.66%	85	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.117325	15.752124	30.00%	2,091	2010
	7.880695	12.117325	53.76%	14,784	2009
	12.587699	7.880695	-37.39%	23	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.882126	12.818015	17.79%	0	2010
	7.148717	10.882126	52.22%	9,615	2009
	12.934748	7.148717	-44.73%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.417687	12.809247	22.96%	1,614	2010
	7.930777	10.417687	31.36%	0	2009
	12.315334	7.930777	-35.60%	79	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.523537	11.681772	22.66%	377	2010
	5.985775	9.523537	59.10%	0	2009
	10.805247	5.985775	-44.60%	99	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.106772	9.041773	11.53%	5,868	2010
	6.088582	8.106772	33.15%	2,870	2009
	10.731923	6.088582	-43.27%	875	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.713645	6.286111	-6.37%	2,749	2010
	8.135742	6.713645	-17.48%	0	2009
	7.860291	8.135742	3.50%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	11.568266	12.707822	9.85%	0	2010
	7.582277	11.568266	52.57%	2,513	2009
	14.166721	7.582277	-46.48%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.385469	8.292387	12.28%	46	2010
	5.853394	7.385469	26.17%	0	2009
	10.921632	5.853394	-46.41%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.547698	15.272394	21.71%	505	2010
	10.901964	12.547698	15.10%	0	2009
	14.876866	10.901964	-26.72%	946	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.254089	12.271637	9.04%	4,664	2010
	9.016828	11.254089	24.81%	9,773	2009
	15.517836	9.016828	-41.89%	3,391	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.519849	9.976677	4.80%	1,343	2010
	8.532025	9.519849	11.58%	4,042	2009
	12.356219	8.532025	-30.95%	1,537	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.564486	10.703065	-7.45%	215	2010
	11.063664	11.564486	4.53%	0	2009
	12.857145	11.063664	-13.95%	0	2008

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.821370	10.986742	11.87%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.422674	12.697007	11.16%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.570168	5.70%	426	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.788069	17.88%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	9.749523	10.978650	12.61%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.445375	10.251325	21.38%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.370362	3.70%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.391231	3.91%	852	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.141393	12.355585	10.90%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.692502	6.93%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.422538	4.23%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.540898	5.41%	20,129	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.238781	2.39%	3,844	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.475115	4.75%	9,864	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.606137	6.06%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.360052	3.60%	567	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.219564	12.20%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.404748	12.739006	2.69%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.805720	12.132460	12.28%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.352652	3.53%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.453873	4.54%	404	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.039623	11.460581	3.81%	7,814	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	11.024271	11.976794	8.64%		2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.992480	12.164279	10.66%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.113830	11.813578	6.30%	343	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.988936	9.789172	-2.00%	12,645	2010
	10.000000	9.988936	-0.11%	35,912	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.100395	11.00%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.574390	5.74%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.723928	7.24%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.222897	2.23%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.179792	11.80%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.735264	7.35%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.893576	9.701478	22.90%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	10.928034	13.554792	24.04%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.184473	14.967950	22.84%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.548492	10.618302	11.20%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.197097	21.97%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.550260	5.50%	200	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.839642	8.40%	200	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.835845	8.36%	201	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.541896	5.42%	1,234	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.150501	11.51%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.771236	7.71%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.837169	8.37%	543	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.067644	10.68%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.932793	-10.67%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.322252	3.22%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.961398	9.61%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.547587	5.48%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.811023	8.11%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.883019	-11.17%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.725027	7.25%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.018852	10.19%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.763863	-12.36%	314	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.294921	-17.05%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.497986	-15.02%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.633440	-13.67%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.485252	4.85%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.329441	13.29%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.346831	-26.53%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.357059	3.57%	411	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.143502	1.44%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.094518	0.95%	408	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.754415	9.501097	-2.60%	636	2010
	9.869269	9.754415	-1.16%	0	2009
	10.000000	9.869269	-1.31%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.504191	9.595647	12.83%	39,764	2010
	6.224766	8.504191	36.62%	27,913	2009
	11.161473	6.224766	-44.23%	28,499	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.877640	6.511186	10.78%	0	2010
	6.211069	5.877640	-5.37%	0	2009
	10.772976	6.211069	-42.35%	1,262	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.955173	23.531433	24.14%	361	2010
	12.442011	18.955173	52.35%	5,135	2009
	23.253194	12.442011	-46.49%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.889819	9.644453	8.49%	466	2010
	7.665417	8.889819	15.97%	50	2009
	8.866134	7.665417	-13.54%	727	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Clermont Fund - Q/NQ	8.581559	9.333959	8.77%	21,999	2010
	7.143520	8.581559	20.13%	5,856	2009
	10.424458	7.143520	-31.47%	5,691	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.978802	5.271072	5.87%	5,355	2010
	4.553947	4.978802	9.33%	8,816	2009
	9.116295	4.553947	-50.05%	5,731	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.872511	15.944793	14.94%	621	2010
	11.883665	13.872511	16.74%	3,272	2009
	15.828761	11.883665	-24.92%	79	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.895770	8.419509	22.10%	445	2010
	5.141044	6.895770	34.13%	0	2009
	13.703486	5.141044	-62.48%	786	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.752045	-2.48%	21,241	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.532752	-4.67%	23,297	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.331995	7.872001	7.37%	0	2010
	4.353613	7.331995	68.41%	6,607	2009
	8.905174	4.353613	-51.11%	1,850	2008

Rydex Variable Trust - Energy Fund - Q/NQ	19.024507	22.196633	16.67%	114	2010
	14.016523	19.024507	35.73%	1,603	2009
	26.504631	14.016523	-47.12%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.323120	26.340134	23.53%	114	2010
	13.396371	21.323120	59.17%	2,146	2009
	32.244088	13.396371	-58.45%	271	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.657308	9.318827	-12.56%	521	2010
	8.016806	10.657308	32.94%	3,565	2009
	18.123580	8.016806	-55.77%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.945625	7.784542	12.08%	0	2010
	5.921934	6.945625	17.29%	5,875	2009
	11.631559	5.921934	-49.09%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.830356	12.765034	7.90%	4,270	2010
	17.633853	11.830356	-32.91%	19,120	2009
	12.424467	17.633853	41.93%	7,814	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.464583	10.949544	4.63%	736	2010
	8.566636	10.464583	22.16%	3,386	2009
	11.633633	8.566636	-26.36%	1,156	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.013274	16.586017	18.36%	224	2010
	8.621506	14.013274	62.54%	8,215	2009
	15.960109	8.621506	-45.98%	500	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.086366	3.474640	-31.69%	0	2010
	9.377452	5.086366	-45.76%	0	2009
	5.949216	9.377452	57.63%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.318667	5.399095	-14.55%	1,977	2010
	5.399504	6.318667	17.02%	0	2009
	7.894912	5.399504	-31.61%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.915645	4.331096	-26.79%	0	2010
	9.326778	5.915645	-36.57%	0	2009
	7.080005	9.326778	31.73%	129	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.409953	2.630977	-22.84%	0	2010
	5.806970	3.409953	-41.28%	0	2009
	4.002953	5.806970	45.07%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.751637	4.079341	-29.08%	0	2010
	8.741279	5.751637	-34.20%	0	2009
	7.153192	8.741279	22.20%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	5.999770	4.882545	-18.62%	0	2010
	8.450369	5.999770	-29.00%	0	2009
	6.192364	8.450369	36.46%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.650018	9.810404	13.41%	818	2010
	7.136973	8.650018	21.20%	660	2009
	10.865777	7.136973	-34.32%	691	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	11.261597	14.385597	27.74%	392	2010
	8.404812	11.261597	33.99%	3,564	2009
	16.848111	8.404812	-50.11%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.143174	8.643494	-5.47%	2,386	2010
	9.719939	9.143174	-5.93%	11,409	2009
	10.000000	9.719939	-2.80%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.245371	17.855354	34.80%	353	2010
	8.868917	13.245371	49.35%	0	2009
	20.039197	8.868917	-55.74%	479	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.078668	8.406566	4.06%	8,095	2010
	8.523478	8.078668	-5.22%	17,896	2009
	10.700823	8.523478	-20.35%	9,840	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.023845	9.423647	34.17%	0	2010
	3.290594	7.023845	113.45%	1,835	2009
	12.255463	3.290594	-73.15%	2,319	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.399605	14.398062	16.12%	2,682	2010
	8.323997	12.399605	48.96%	11,748	2009
	14.623523	8.323997	-43.08%	38	2008

Rydex Variable Trust - Nova Fund - Q/NQ	7.580555	8.912390	17.57%	4,653	2010
	5.708406	7.580555	32.80%	25,946	2009
	12.795808	5.708406	-55.39%	3,718	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.708696	30.728894	35.32%	1,985	2010
	15.527069	22.708696	46.25%	3,461	2009
	25.791016	15.527069	-39.80%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.284253	15.032329	22.37%	1,564	2010
	10.006843	12.284253	22.76%	3,381	2009
	17.498368	10.006843	-42.81%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.462870	14.057840	22.64%	0	2010
	8.110062	11.462870	41.34%	3,078	2009
	12.342395	8.110062	-34.29%	113	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	10.879709	14.697746	35.09%	1,243	2010
	8.327737	10.879709	30.64%	1,341	2009
	17.474193	8.327737	-52.34%	505	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.833164	7.172518	22.96%	0	2010
	4.066434	5.833164	43.45%	0	2009
	12.962003	4.066434	-68.63%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.272502	11.361924	22.53%	2,758	2010
	6.426151	9.272502	44.29%	9,468	2009
	10.897612	6.426151	-41.03%	7,177	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.038866	10.657948	17.91%	57,420	2010
	6.097872	9.038866	48.23%	7,596	2009
	12.119441	6.097872	-49.69%	6,226	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.082352	15.698663	29.93%	1,234	2010
	7.861955	12.082352	53.68%	12,091	2009
	12.564193	7.861955	-37.43%	1,658	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.850728	12.774524	17.73%	751	2010
	7.131729	10.850728	52.15%	7,042	2009
	12.910624	7.131729	-44.76%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.387629	12.765784	22.89%	1,076	2010
	7.911937	10.387629	31.29%	1,338	2009
	12.292366	7.911937	-35.64%	5,800	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.496068	11.642127	22.60%	917	2010
	5.971548	9.496068	59.02%	1,700	2009
	10.785076	5.971548	-44.63%	7,252	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.095722	9.024838	11.48%	36,901	2010
	6.083394	8.095722	33.08%	16,456	2009
	10.728272	6.083394	-43.30%	16,912	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.699137	6.269317	-6.42%	0	2010
	8.122304	6.699137	-17.52%	0	2009
	7.851309	8.122304	3.45%	205	2008

Rydex Variable Trust - Technology Fund - Q/NQ	11.519651	12.647966	9.79%	0	2010
	7.554267	11.519651	52.49%	3,592	2009
	14.121626	7.554267	-46.51%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.354456	8.253353	12.22%	0	2010
	5.831783	7.354456	26.11%	0	2009
	10.886887	5.831783	-46.43%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	12.495025	15.200538	21.65%	937	2010
	10.861746	12.495025	15.04%	0	2009
	14.829560	10.861746	-26.76%	858	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.210162	12.217509	8.99%	2,322	2010
	8.986223	11.210162	24.75%	13,836	2009
	15.473081	8.986223	-41.92%	4,924	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	9.479853	9.929708	4.75%	1,342	2010
	8.500521	9.479853	11.52%	0	2009
	12.316886	8.500521	-30.98%	134	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.539485	10.674490	-7.50%	280	2010
	11.045387	11.539485	4.47%	0	2009
	12.842458	11.045387	-13.99%	0	2008

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.783000	10.938249	11.81%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	11.377968	12.640868	11.10%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.566598	5.67%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.784078	17.84%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	9.711407	10.930168	12.55%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.412377	10.206067	21.32%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.366852	3.67%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.387714	3.88%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.117315	12.322579	10.84%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.688893	6.89%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.419019	4.19%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.537328	5.37%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.235316	2.35%	12,132	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.471573	4.72%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.602550	6.03%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.356558	3.57%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.215772	12.16%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.356294	12.682780	2.64%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.774531	12.091281	12.22%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.349148	3.49%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.450331	4.50%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	11.007785	11.421699	3.76%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.992477	11.936153	8.58%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.960767	12.123008	10.60%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.081779	11.773498	6.24%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.988657	9.783904	-2.05%	9,703	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.096640	10.97%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.570808	5.71%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.720302	7.20%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.219439	2.19%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.176012	11.76%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.731640	7.32%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.862718	9.658628	22.84%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	10.885310	13.494918	23.97%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	12.136873	14.901874	22.78%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	9.511206	10.571445	11.15%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.192985	21.93%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.546687	5.47%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.835931	8.36%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.832178	8.32%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.538331	5.38%	0	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.146730	11.47%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.767542	7.68%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.833504	8.34%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.063904	10.64%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.929765	-10.70%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.318759	3.19%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.957692	9.58%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.544011	5.44%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.807367	8.07%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.880013	-11.20%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.721400	7.21%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.015125	10.15%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.760901	-12.39%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.292117	-17.08%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.495104	-15.05%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.630520	-13.69%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.481704	4.82%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.325604	13.26%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.344336	-26.56%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.353559	3.54%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.140070	1.40%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.091113	0.91%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.749170	9.491148	-2.65%	0	2010

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.490831	9.575691	12.78%	0	2010

Rydex Variable Trust - Banking Fund - Q/NQ	5.852910	6.480483	10.72%	0	2010

Rydex Variable Trust - Basic Materials Fund - Q/NQ	18.875530	23.420622	24.08%	0	2010

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.852464	9.599023	8.43%	0	2010

Rydex Variable Trust - Clermont Fund - Q/NQ	8.568100	9.314574	8.71%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.968018	5.256969	5.82%	0	2010

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.814236	15.869726	14.88%	0	2010

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.875862	8.390919	22.03%	0	2010

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.748742	-2.51%	5,451	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.529526	-4.70%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	7.301181	7.834934	7.31%	0	2010

Rydex Variable Trust - Energy Fund - Q/NQ	18.944590	22.092131	16.61%	484	2010

Rydex Variable Trust - Energy Services Fund - Q/NQ	21.233586	26.216155	23.47%	0	2010

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.612531	9.274938	-12.60%	0	2010

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.916422	7.747853	12.02%	0	2010

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	11.780673	12.704941	7.85%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Health Care Fund - Q/NQ	10.420609	10.897979	4.58%	0	2010

Rydex Variable Trust - Internet Fund - Q/NQ	13.954401	16.507914	18.30%	0	2010

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.071689	3.462839	-31.72%	0	2010

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.297188	5.377997	-14.60%	0	2010

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.898544	4.316360	-26.82%	0	2010

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	3.395611	2.618577	-22.88%	0	2010

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.735029	4.065489	-29.11%	0	2010

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	5.974549	4.859535	-18.66%	0	2010

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	8.613697	9.764235	13.36%	0	2010

Rydex Variable Trust - Leisure Fund - Q/NQ	11.214286	14.317870	27.68%	0	2010

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.138260	8.634444	-5.51%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.189728	17.771277	34.74%	0	2010

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.061812	8.384750	4.01%	0	2010

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	6.994342	9.379279	34.10%	0	2010

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.347525	14.330281	16.06%	0	2010

Rydex Variable Trust - Nova Fund - Q/NQ	7.548678	8.870371	17.51%	0	2010

Rydex Variable Trust - Precious Metals Fund - Q/NQ	22.613282	30.584193	35.25%	681	2010

Rydex Variable Trust - Real Estate Fund - Q/NQ	12.232634	14.961537	22.31%	0	2010

Rydex Variable Trust - Retailing Fund - Q/NQ	11.414763	13.991722	22.58%	0	2010

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	10.833982	14.628512	35.02%	0	2010

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.808672	7.138777	22.90%	0	2010

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.245722	11.323340	22.47%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.012792	10.621786	17.85%	0	2010

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.047498	15.645397	29.86%	0	2010

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.819412	12.731164	17.67%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.357627	12.722433	22.83%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.468636	11.602596	22.54%	0	2010

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.084694	9.007947	11.42%	0	2010

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.684644	6.252565	-6.46%	0	2010

Rydex Variable Trust - Technology Fund - Q/NQ	11.471256	12.588415	9.74%	0	2010

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.323544	8.214467	12.17%	0	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	12.442533	15.128956	21.59%	0	2010

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	11.166356	12.163554	8.93%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	9.440039	9.882964	4.69%	0	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.514519	10.645956	-7.54%	0	2010

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	11.212718	12.530397	11.75%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.486298	13.865140	11.04%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.563021	5.63%	22,073	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.780096	17.80%	185	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.236955	12.640710	12.49%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.332776	12.529549	21.26%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.363344	3.63%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.384209	3.84%	30,573	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.093248	12.289632	10.78%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.685278	6.85%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.415489	4.15%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.533766	5.34%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.231851	2.32%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.468028	4.68%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.598959	5.99%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.353055	3.53%	5,957	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.211980	12.12%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.216325	11.506821	2.59%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.743422	12.050212	12.16%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.345643	3.46%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.446796	4.47%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.975985	11.382885	3.71%	6,183	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.960722	11.895602	8.53%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.929135	12.081841	10.55%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.049803	11.733546	6.19%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.988377	9.778633	-2.10%	409,210	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.092892	10.93%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.567239	5.67%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.716676	7.17%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.215973	2.16%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.172236	11.72%	116	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.727998	7.28%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	10.136891	12.445903	22.78%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.788618	17.085547	23.91%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.391487	17.661125	22.72%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.923353	12.134819	11.09%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.188868	21.89%	176	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.543118	5.43%	7,613	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.832216	8.32%	320	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.828513	8.29%	3,082	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.534759	5.35%	7,864	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.142957	11.43%	4,837	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.763851	7.64%	830	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.829841	8.30%	6,142	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.060166	10.60%	659	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.926736	-10.73%	16,860	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.315269	3.15%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.953982	9.54%	320	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.540456	5.40%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.803722	8.04%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.877005	-11.23%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.717769	7.18%	689	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.011402	10.11%	1,523	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.757931	-12.42%	3,310	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.289304	-17.11%	14,788	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.492227	-15.08%	1,143	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.627604	-13.72%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.478161	4.78%	7,200	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.321764	13.22%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.341845	-26.58%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.350057	3.50%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.136637	1.37%	858	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.087702	0.88%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.743928	9.481193	-2.70%	2,734	2010

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.477501	9.555788	12.72%	7,429	2010

Rydex Variable Trust - Banking Fund - Q/NQ	5.510992	6.098790	10.67%	1,930	2010

Rydex Variable Trust - Basic Materials Fund - Q/NQ	20.244909	25.106924	24.02%	9,673	2010

Rydex Variable Trust - Biotechnology Fund - Q/NQ	12.266164	13.293839	8.38%	9,015	2010

Rydex Variable Trust - Clermont Fund - Q/NQ	8.554663	9.295221	8.66%	2,613	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.957245	5.242893	5.76%	12,302	2010

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.868622	15.924082	14.82%	8,307	2010

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.855999	8.362414	21.97%	22,446	2010

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.745442	-2.55%	3,049	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.526294	-4.74%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	8.739400	9.373506	7.26%	2,889	2010

Rydex Variable Trust - Energy Fund - Q/NQ	20.659438	24.079603	16.55%	5,400	2010

Rydex Variable Trust - Energy Services Fund - Q/NQ	17.880734	22.065274	23.40%	4,979	2010

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	12.652973	11.052556	-12.65%	0	2010

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.435871	8.325498	11.96%	6,725	2010

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.370025	11.177911	7.79%	12,462	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Health Care Fund - Q/NQ	12.399870	12.961289	4.53%	0	2010

Rydex Variable Trust - Internet Fund - Q/NQ	14.872453	17.584984	18.24%	98	2010

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.057033	3.451061	-31.76%	391,584	2010

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.676549	5.699061	-14.64%	27,975	2010

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.881535	4.301712	-26.86%	0	2010

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.590151	3.537961	-22.92%	62,018	2010

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.718471	4.051675	-29.15%	2,450	2010

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.091990	4.952522	-18.70%	2,750	2010

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	12.984311	14.711145	13.30%	0	2010

Rydex Variable Trust - Leisure Fund - Q/NQ	10.920830	13.936102	27.61%	3,308	2010

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.133355	8.625408	-5.56%	4,533	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.506299	18.188550	34.67%	1,230	2010

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.045010	8.363013	3.95%	331	2010

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.704134	15.687041	34.03%	7,324	2010

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.171823	15.279149	16.00%	4,518	2010

Rydex Variable Trust - Nova Fund - Q/NQ	9.795667	11.504946	17.45%	1,352	2010

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.514840	25.028334	35.18%	18,026	2010

Rydex Variable Trust - Real Estate Fund - Q/NQ	11.219230	13.715075	22.25%	3,757	2010

Rydex Variable Trust - Retailing Fund - Q/NQ	11.777005	14.428378	22.51%	3,184	2010

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	12.385309	16.714653	34.96%	3,724	2010

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	8.438994	10.366111	22.84%	8,133	2010

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.219041	11.284901	22.41%	6,575	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	8.986724	10.585667	17.79%	36,336	2010

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.012701	15.592257	29.80%	6,297	2010

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.788174	12.687927	17.61%	1,371	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.327753	12.679269	22.77%	6,775	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.441286	11.563195	22.47%	4,594	2010

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.073671	8.991085	11.36%	4,554	2010

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.670154	6.235827	-6.51%	20,856	2010

Rydex Variable Trust - Technology Fund - Q/NQ	12.231661	13.416029	9.68%	3,849	2010

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.187217	12.541777	12.11%	3,258	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	11.865413	14.419884	21.53%	4,047	2010

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.618585	14.827218	8.87%	2,324	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	13.713544	14.349655	4.64%	4,331	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.489601	10.617483	-7.59%	3,914	2010

Unassociated Document
Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ					2010
	11.174798	12.481652	11.69%	0

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.444087	13.811222	10.99%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.559439	5.59%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.776114	17.76%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.198978	12.591566	12.43%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.297845	12.480820	21.20%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.359835	3.60%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.380687	3.81%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.069242	12.256777	10.73%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.681651	6.82%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.411966	4.12%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.530198	5.30%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.228387	2.28%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.464480	4.64%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.595371	5.95%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.349542	3.50%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.208189	12.08%	246	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.178408	11.462051	2.54%	460	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.712391	12.009280	12.11%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.342142	3.42%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.443264	4.43%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.944303	11.344244	3.65%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.929087	11.855210	8.47%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.897554	12.040786	10.49%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	11.017902	11.693697	6.13%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.988098	9.773369	-2.15%	243,328	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.089137	10.89%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.563669	5.64%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.713053	7.13%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.212520	2.13%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.168449	11.68%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.724377	7.24%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	10.102638	12.397525	22.72%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.741999	17.019094	23.85%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.342835	17.592449	22.66%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.886422	12.087612	11.03%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.184744	21.85%	1,644	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.539550	5.40%	571	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.828505	8.29%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.824848	8.25%	125	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.531194	5.31%	43,432	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ					2010
	10.000000	11.139195	11.39%	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.760167	7.60%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.826181	8.26%	4,446	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.056417	10.56%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.923713	-10.76%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.311776	3.12%	13,743	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.950278	9.50%	518	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.536878	5.37%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.800062	8.00%	435	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.874004	-11.26%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.714144	7.14%	4,951	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.007668	10.08%	1,778	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.754949	-12.45%	1,098	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.286489	-17.14%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.489346	-15.11%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.624673	-13.75%	42	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.474614	4.75%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.317938	13.18%	226	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.339352	-26.61%	5,392	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.346550	3.47%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.133204	1.33%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.084287	0.84%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.738711	9.471288	-2.75%	0	2010

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.464186	9.535908	12.66%	66,785	2010

Rydex Variable Trust - Banking Fund - Q/NQ	5.492345	6.075042	10.61%	0	2010

Rydex Variable Trust - Basic Materials Fund - Q/NQ	20.176491	25.009322	23.95%	2,579	2010

Rydex Variable Trust - Biotechnology Fund - Q/NQ	12.224680	13.242118	8.32%	2,588	2010

Rydex Variable Trust - Clermont Fund - Q/NQ	8.541230	9.275883	8.60%	640	2010

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.946498	5.228869	5.71%	3,189	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.821775	15.862189	14.76%	77	2010

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.836177	8.333993	21.91%	20,345	2010

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.742148	-2.58%	0	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.523071	-4.77%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	8.709850	9.337045	7.20%	45	2010

Rydex Variable Trust - Energy Fund - Q/NQ	20.589609	23.985972	16.50%	814	2010

Rydex Variable Trust - Energy Services Fund - Q/NQ	17.820275	21.979459	23.34%	370	2010

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	12.610190	11.009570	-12.69%	61	2010

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.410698	8.293079	11.91%	0	2010

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.334747	11.134191	7.74%	277	2010

Rydex Variable Trust - Health Care Fund - Q/NQ	12.357955	12.910895	4.47%	401	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	14.822180	17.516608	18.18%	522	2010

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.042433	3.439344	-31.79%	115,654	2010

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.653973	5.676886	-14.68%	25,629	2010

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.864559	4.287107	-26.90%	0	2010

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.574643	3.524196	-22.96%	32	2010

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.701961	4.037909	-29.18%	0	2010

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.071373	4.933245	-18.75%	0	2010

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	12.940442	14.653971	13.24%	0	2010

Rydex Variable Trust - Leisure Fund - Q/NQ	10.883907	13.881893	27.55%	0	2010

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.128453	8.616371	-5.61%	126	2010

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.460644	18.117830	34.60%	5,135	2010

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.028221	8.341288	3.90%	13,093	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.664580	15.626062	33.96%	13,870	2010

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.127273	15.219699	15.94%	2,871	2010

Rydex Variable Trust - Nova Fund - Q/NQ	9.762552	11.460196	17.39%	5,368	2010

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.452195	24.930928	35.11%	4,738	2010

Rydex Variable Trust - Real Estate Fund - Q/NQ	11.181277	13.661710	22.18%	3,010	2010

Rydex Variable Trust - Retailing Fund - Q/NQ	11.737195	14.372264	22.45%	0	2010

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	12.343421	16.649654	34.89%	3,598	2010

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	8.410454	10.325785	22.77%	5,420	2010

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.192405	11.246565	22.35%	1,942	2010

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	8.960746	10.549679	17.73%	337	2010

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	11.978004	15.539288	29.73%	2,253	2010

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.757011	12.644835	17.55%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.297890	12.636164	22.71%	2,000	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.413990	11.523876	22.41%	1,794	2010

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.062670	8.974260	11.31%	22,862	2010

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.655708	6.219140	-6.56%	3,631	2010

Rydex Variable Trust - Technology Fund - Q/NQ	12.190309	13.363855	9.63%	406	2010

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.149407	12.493002	12.05%	0	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	11.825310	14.363816	21.47%	0	2010

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.572559	14.769569	8.82%	248	2010

Rydex Variable Trust - Utilities Fund - Q/NQ	13.667224	14.293897	4.59%	730	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.464713	10.589074	-7.64%	0	2010

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	11.137009	12.433084	11.64%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.401998	13.757469	10.93%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.555869	5.56%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.772124	17.72%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.161103	12.542581	12.38%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.263013	12.432257	21.14%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.356329	3.56%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.377174	3.77%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.045240	12.223972	10.67%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.678034	6.78%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.408430	4.08%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.526633	5.27%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.224921	2.25%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.460934	4.61%	2,599	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.591791	5.92%	2,647	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.346041	3.46%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.204394	12.04%	411	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.140605	11.417456	2.49%		2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.681406	11.968428	12.05%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.338644	3.39%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.439726	4.40%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.912684	11.305692	3.60%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.897508	11.814927	8.42%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.866055	11.999850	10.43%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.986039	11.653928	6.08%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.987818	9.768104	-2.20%	41,137	2010
	10.000000	9.987818	-0.12%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.085377	10.85%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.560084	5.60%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.709416	7.09%	440	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.209053	2.09%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.164670	11.65%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.720743	7.21%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	10.068450	12.349260	22.65%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.695524	16.952883	23.78%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.294321	17.523993	22.59%	283	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.849592	12.040579	10.98%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.180622	21.81%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.535976	5.36%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.824790	8.25%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.821182	8.21%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.527628	5.28%	13,078	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.135427	11.35%	0	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.756475	7.56%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.822508	8.23%	939	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.052677	10.53%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.920684	-10.79%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.308280	3.08%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.946576	9.47%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.533308	5.33%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.796396	7.96%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.870998	-11.29%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.710516	7.11%	939	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.003939	10.04%	920	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.751968	-12.48%	568	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.283680	-17.16%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.486473	-15.14%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.621744	-13.78%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.471060	4.71%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.314117	13.14%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.336863	-26.63%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	5.473750	6.051379	10.55%	0	2010
	5.796111	5.473750	-5.56%	0	2009
	10.073940	5.796111	-42.46%	0	2008

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	20.108249	24.912002	23.89%	692	2010
	13.225902	20.108249	52.04%	0	2009
	24.768937	13.225902	-46.60%	0	2008

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	12.183372	13.190628	8.27%	612	2010
	10.526828	12.183372	15.74%	0	2009
	12.200690	10.526828	-13.72%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.733470	9.461348	-2.80%	0	2010
	9.868219	9.733470	-1.37%	0	2009
	10.000000	9.868219	-1.32%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.450900	9.516080	12.60%	16,624	2010
	6.198417	8.450900	36.34%	0	2009
	11.137017	6.198417	-44.34%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	6.816404	8.305646	21.85%	0	2010
	5.092268	6.816404	33.86%	0	2009
	13.601384	5.092268	-62.56%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	8.680371	9.300683	7.15%	923	2010
	5.164797	8.680371	68.07%	0	2009
	10.586135	5.164797	-51.21%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	20.519972	23.892641	16.44%	388	2010
	15.149243	20.519972	35.45%	0	2009
	28.705328	15.149243	-47.22%	0	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.527812	9.256581	8.55%	0	2010
	7.113295	8.527812	19.89%	0	2009
	10.401618	7.113295	-31.61%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	17.759985	21.893921	23.28%	4	2010
	11.180628	17.759985	58.85%	0	2009
	26.966205	11.180628	-58.54%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.567558	10.966741	-12.74%	0	2010
	9.473113	12.567558	32.67%	0	2009
	21.459847	9.473113	-55.86%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	7.385615	8.260797	11.85%	997	2010
	6.309971	7.385615	17.05%	0	2009
	12.419221	6.309971	-49.19%	0	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	4.935755	5.214845	5.65%	106	2010
	4.523817	4.935755	9.11%	0	2009
	9.074560	4.523817	-50.15%	0	2008

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	13.775010	15.800454	14.70%	993	2010
	11.824267	13.775010	16.50%	0	2009
	15.781889	11.824267	-25.08%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	10.299565	11.090617	7.68%	193	2010
	15.383514	10.299565	-33.05%	0	2009
	10.861090	15.383514	41.64%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	12.316164	12.860653	4.42%	492	2010
	10.102998	12.316164	21.91%	0	2009
	13.748137	10.102998	-26.51%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	14.772063	17.448468	18.12%	786	2010
	9.106922	14.772063	62.21%	0	2009
	16.893302	9.106922	-46.09%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	5.027839	3.427622	-31.83%	0	2010
	9.288543	5.027839	-45.87%	0	2009
	5.904850	9.288543	57.30%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.631460	5.654782	-14.73%	883	2010
	5.678376	6.631460	16.78%	0	2009
	8.319680	5.678376	-31.75%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	5.847597	4.272516	-26.94%	0	2010
	9.238385	5.847597	-36.70%	0	2009
	7.027228	9.238385	31.47%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	4.559172	3.510482	-23.00%	0	2010
	7.779924	4.559172	-41.40%	0	2009
	5.373926	7.779924	44.77%	0	2008

Rydex Variable Trust - Internet Fund - Q/NQ	5.685488	4.024186	-29.22%	0	2010
	8.658426	5.685488	-34.34%	0	2009
	7.099867	8.658426	21.95%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.050831	4.914029	-18.79%	0	2010
	8.539720	6.050831	-29.14%	0	2009
	6.270619	8.539720	36.19%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	12.896689	14.596976	13.18%	0	2010
	10.662603	12.896689	20.95%	0	2009
	16.266676	10.662603	-34.45%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.847096	13.827888	27.48%	840	2010
	8.112008	10.847096	33.72%	0	2009
	16.294544	8.112008	-50.22%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	9.123543	8.607346	-5.66%	292	2010
	9.718906	9.123543	-6.13%	0	2009
	10.000000	9.718906	-2.81%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	13.415100	18.047320	34.53%	1,580	2010
	9.000941	13.415100	49.04%	0	2009
	20.379303	9.000941	-55.83%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.011464	8.319633	3.85%	841	2010
	8.469871	8.011464	-5.41%	0	2009
	10.655284	8.469871	-20.51%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	11.625085	15.565223	33.89%	50	2010
	5.457349	11.625085	113.02%	0	2009
	20.367195	5.457349	-73.21%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	13.082894	15.160521	15.88%	938	2010
	8.800645	13.082894	48.66%	0	2009
	15.492608	8.800645	-43.19%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.729518	11.415587	17.33%	2,526	2010
	7.341634	9.729518	32.53%	0	2009
	16.490598	7.341634	-55.48%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	18.389783	24.833926	35.04%	2,725	2010
	12.599764	18.389783	45.95%	0	2009
	20.971591	12.599764	-39.92%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	11.143434	13.608518	22.12%	1,791	2010
	9.096115	11.143434	22.51%	0	2009
	15.938537	9.096115	-42.93%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.697498	14.316347	22.39%	839	2010
	8.292958	11.697498	41.05%	0	2009
	12.646603	8.292958	-34.43%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.301676	16.584870	34.82%	1,275	2010
	9.435426	12.301676	30.38%	0	2009
	19.839181	9.435426	-52.44%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	8.381968	10.285566	22.71%	0	2010
	5.855219	8.381968	43.15%	0	2009
	18.702303	5.855219	-68.69%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	9.165822	11.208314	22.28%	978	2010
	6.365206	9.165822	44.00%	0	2009
	10.816402	6.365206	-41.15%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	8.934854	10.513837	17.67%	383	2010
	6.040041	8.934854	47.93%	0	2009
	12.029155	6.040041	-49.79%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.943379	15.486458	29.67%	130	2010
	7.787423	11.943379	53.37%	0	2009
	12.470600	7.787423	-37.55%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	10.725897	12.601829	17.49%	287	2010
	7.064093	10.725897	51.84%	0	2009
	12.814449	7.064093	-44.87%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	10.268142	12.593223	22.64%	304	2010
	7.836916	10.268142	31.02%	0	2009
	12.200767	7.836916	-35.77%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.386773	11.484699	22.35%	0	2010
	5.914905	9.386773	58.70%	0	2009
	10.704715	5.914905	-44.74%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.641292	6.202497	-6.61%	1,598	2010
	8.068629	6.641292	-17.69%	0	2009
	7.815385	8.068629	3.24%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.149100	13.311880	9.57%	641	2010
	7.983325	12.149100	52.18%	0	2009
	14.954301	7.983325	-46.62%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	11.111671	12.444362	11.99%	0	2010
	8.829132	11.111671	25.85%	0	2009
	16.516203	8.829132	-46.54%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	11.785320	14.307925	21.40%	632	2010
	10.265791	11.785320	14.80%	0	2009
	14.044611	10.265791	-26.91%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	13.621028	14.238287	4.53%	87	2010
	12.238843	13.621028	11.29%	0	2009
	17.769870	12.238843	-31.13%	0	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.051673	8.957436	11.25%	5,363	2010
	6.062665	8.051673	32.81%	0	2009
	10.713625	6.062665	-43.41%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	11.439857	10.560720	-7.68%	0	2010
	10.972437	11.439857	4.26%	0	2009
	12.783731	10.972437	-14.17%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.000000	10.343048	3.43%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.000000	10.129768	1.30%	0	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	10.000000	10.080859	0.81%	0	2010

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.526675	14.712122	8.76%	424	2010
	10.865330	13.526675	24.49%	0	2009
	18.747015	10.865330	-42.04%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.000000	9.738842	-2.61%	8,112	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	10.000000	9.519848	-4.80%	0	2010

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	11.099326	12.384696	11.58%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.360053	13.703946	10.87%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.552296	5.52%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.768137	17.68%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.123317	12.493731	12.32%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.228275	12.383857	21.07%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.352825	3.53%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.373657	3.74%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.021277	12.191206	10.62%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.674420	6.74%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.404907	4.05%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.523070	5.23%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.221457	2.21%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.457395	4.57%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.588192	5.88%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.588192	5.88%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.200607	12.01%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.102928	11.373029	2.43%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.650529	11.927733	11.99%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.335141	3.35%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.436181	4.36%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.881129	11.267232	3.55%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.865994	11.774740	8.36%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.834613	11.959010	10.38%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.954279	11.614292	6.03%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.987538	9.762833	-2.25%	0	2010
	10.000000	9.987538	-0.12%	4,979	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.081634	10.82%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.556506	5.57%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.705793	7.06%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.205592	2.06%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.160885	11.61%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.717106	7.17%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	10.034391	12.301202	22.59%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.649194	16.886897	23.72%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.245960	17.455785	22.53%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.812893	11.993715	10.92%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.176497	21.76%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.532411	5.32%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.821071	8.21%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.817511	8.18%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.524060	5.24%	0	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.131643	11.32%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.752783	7.53%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.818844	8.19%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.048934	10.49%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.917662	-10.82%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.304782	3.05%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.942865	9.43%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.529738	5.30%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.792746	7.93%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.867988	-11.32%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.706889	7.07%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	11.000201	10.00%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.749005	-12.51%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.280867	-17.19%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.483593	-15.16%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.618818	-13.81%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.467511	4.68%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.310284	13.10%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.334368	-26.66%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.339544	3.40%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.126342	1.26%	935	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.077452	0.77%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.728229	9.451417	-2.85%	0	2010
	9.867957	9.728229	-1.42%	0	2009
	10.000000	9.867957	-1.32%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.437614	9.496271	12.55%	0	2010
	6.191835	8.437614	36.27%	0	2009
	11.130896	6.191835	-44.37%	3,997	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.455199	6.027801	10.50%	0	2010
	5.779441	5.455199	-5.61%	0	2009
	10.050137	5.779441	-42.49%	198	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	20.040197	24.815021	23.83%	0	2010
	13.187884	20.040197	51.96%	4,313	2009
	24.710414	13.187884	-46.63%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	12.142096	13.139212	8.21%	0	2010
	10.496535	12.142096	15.68%	0	2009
	12.171817	10.496535	-13.76%	121	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.514409	9.237311	8.49%	0	2010
	7.105744	8.514409	19.82%	0	2009
	10.395893	7.105744	-31.65%	5,413	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.925031	5.200857	5.60%	0	2010
	4.516298	4.925031	9.05%	24,056	2009
	9.064119	4.516298	-50.17%	6,477	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.728405	15.738957	14.65%	0	2010
	11.790287	13.728405	16.44%	4,018	2009
	15.744596	11.790287	-25.12%	215	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.796690	8.277398	21.79%	0	2010
	5.080145	6.796690	33.79%	0	2009
	13.575964	5.080145	-62.58%	232	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.735543	-2.64%	1,078	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.516611	-4.83%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	8.650996	9.264494	7.09%	0	2010
	5.149951	8.650996	67.98%	7,576	2009
	10.561098	5.149951	-51.24%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	20.450549	23.799636	16.38%	0	2010
	15.105725	20.450549	35.38%	2,325	2009
	28.637549	15.105725	-47.25%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	17.699866	21.808646	23.21%	0	2010
	11.148488	17.699866	58.76%	3,555	2009
	26.902509	11.148488	-58.56%	95	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	12.525026	10.924047	-12.78%	0	2010
	9.445894	12.525026	32.60%	1,222	2009
	21.409182	9.445894	-55.88%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.360602	8.228615	11.79%	0	2010
	6.291821	7.360602	16.99%	8,647	2009
	12.389865	6.291821	-49.22%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.264491	11.047202	7.63%	0	2010
	15.338967	10.264491	-33.08%	1,141	2009
	10.835175	15.338967	41.57%	173	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	12.274493	12.810589	4.37%	0	2010
	10.073966	12.274493	21.84%	4,502	2009
	13.715655	10.073966	-26.55%	126	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.722054	17.380519	18.06%	0	2010
	9.080728	14.722054	62.12%	7,034	2009
	16.853380	9.080728	-46.12%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	5.013306	3.415973	-31.86%	0	2010
	9.266435	5.013306	-45.90%	0	2009
	5.893806	9.266435	57.22%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.609024	5.632771	-14.77%	0	2010
	5.662057	6.609024	16.72%	0	2009
	8.300012	5.662057	-31.78%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.830688	4.257973	-26.97%	0	2010
	9.216390	5.830688	-36.74%	0	2009
	7.014082	9.216390	31.40%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.543734	3.496808	-23.04%	0	2010
	7.757570	4.543734	-41.43%	0	2009
	5.361221	7.757570	44.70%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.669057	4.010499	-29.26%	0	2010
	8.637821	5.669057	-34.37%	0	2009
	7.086590	8.637821	21.89%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.030359	4.894897	-18.83%	0	2010
	8.515192	6.030359	-29.18%	0	2009
	6.255797	8.515192	36.12%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	12.853067	14.540190	13.13%	0	2010
	10.631972	12.853067	20.89%	0	2009
	16.228248	10.631972	-34.48%	135	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	10.810378	13.774046	27.42%	0	2010
	8.088694	10.810378	33.65%	5,790	2009
	16.256064	8.088694	-50.24%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.118651	8.598334	-5.71%	0	2010
	9.718649	9.118651	-6.17%	6,167	2009
	10.000000	9.718649	-2.81%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.369685	17.977043	34.46%	0	2010
	8.975060	13.369685	48.96%	0	2009
	20.331174	8.975060	-55.86%	138	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	7.994722	8.298004	3.79%	0	2010
	8.456500	7.994722	-5.46%	12,274	2009
	10.643917	8.456500	-20.55%	9,999	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.585742	15.504622	33.83%	0	2010
	5.441655	11.585742	112.91%	0	2009
	20.319103	5.441655	-73.22%	408	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	13.038641	15.101525	15.82%	0	2010
	8.775358	13.038641	48.58%	265	2009
	15.456036	8.775358	-43.22%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.696580	11.371137	17.27%	0	2010
	7.320527	9.696580	32.46%	1,926	2009
	16.451650	7.320527	-55.50%	492	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.327472	24.737131	34.97%	0	2010
	12.563509	18.327472	45.88%	3,969	2009
	20.921995	12.563509	-39.95%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	11.105686	13.555506	22.06%	0	2010
	9.069936	11.105686	22.45%	10,864	2009
	15.900859	9.069936	-42.96%	4,005	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.657927	14.260640	22.33%	0	2010
	8.269128	11.657927	40.98%	4,720	2009
	12.616728	8.269128	-34.46%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	12.260018	16.520267	34.75%	0	2010
	9.408299	12.260018	30.31%	48	2009
	19.792307	9.408299	-52.46%	130	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	8.353606	10.245529	22.65%	0	2010
	5.838382	8.353606	43.08%	0	2009
	18.658119	5.838382	-68.71%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.139295	11.170169	22.22%	0	2010
	6.350037	9.139295	43.93%	2,833	2009
	10.796157	6.350037	-41.18%	217	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	8.908997	10.478053	17.61%	0	2010
	6.025644	8.908997	47.85%	2,845	2009
	12.006657	6.025644	-49.81%	219	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	11.908839	15.433800	29.60%	0	2010
	7.768865	11.908839	53.29%	4,122	2009
	12.447272	7.768865	-37.59%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.694855	12.558934	17.43%	0	2010
	7.047258	10.694855	51.76%	2,650	2009
	12.790470	7.047258	-44.90%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.238424	12.550360	22.58%	0	2010
	7.818236	10.238424	30.96%	0	2009
	12.177941	7.818236	-35.80%	175	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.359626	11.445629	22.29%	0	2010
	5.900816	9.359626	58.62%	0	2009
	10.684690	5.900816	-44.77%	219	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.040686	8.940645	11.19%	0	2010
	6.057487	8.040686	32.74%	0	2009
	10.709973	6.057487	-43.44%	5,152	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.626876	6.185864	-6.65%	0	2010
	8.055238	6.626876	-17.73%	0	2009
	7.806422	8.055238	3.19%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	12.107973	13.260046	9.51%	0	2010
	7.960373	12.107973	52.10%	5,330	2009
	14.918975	7.960373	-46.64%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.074053	12.395909	11.94%	0	2010
	8.803749	11.074053	25.79%	0	2009
	16.477174	8.803749	-46.57%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	11.745414	14.252201	21.34%	0	2010
	10.236276	11.745414	14.74%	0	2009
	14.011412	10.236276	-26.94%	238	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.480891	14.654838	8.71%	0	2010
	10.834098	13.480891	24.43%	4,129	2009
	18.702725	10.834098	-42.07%	3,832	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	13.574947	14.182886	4.48%	0	2010
	12.203675	13.574947	11.24%	0	2009
	17.727894	12.203675	-31.16%	212	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.415061	10.532431	-7.73%	0	2010
	10.954257	11.415061	4.21%	0	2009
	12.769073	10.954257	-14.21%	0	2008

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	11.061772	12.336481	11.52%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.318187	13.650548	10.82%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.548714	5.49%	6,429	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.764151	17.64%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.085624	12.445027	12.26%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.193649	12.335617	21.01%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.349320	3.49%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.370143	3.70%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.997434	12.158603	10.56%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.670806	6.71%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.401387	4.01%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.519495	5.19%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.217989	2.18%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.453844	4.54%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.584604	5.85%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.339023	3.39%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.196808	11.97%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.065339	11.328738	2.38%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.619708	11.887147	11.93%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.331636	3.32%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.432645	4.33%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.849664	11.228909	3.50%	23,853	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.834565	11.734681	8.31%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.803292	11.918356	10.32%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.922600	11.574802	5.97%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.987258	9.757565	-2.30%	76,572	2010
	10.000000	9.987258	-0.13%	39,578	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.077875	10.78%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.552929	5.53%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.702160	7.02%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.202136	2.02%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.157100	11.57%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.713471	7.13%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	10.000408	12.253288	22.53%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.602953	16.821091	23.66%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.197712	17.387777	22.47%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.776268	11.946983	10.86%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.172377	21.72%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.528835	5.29%	6,155	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.817357	8.17%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.813838	8.14%	6,178	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.520490	5.20%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.127882	11.28%	0	2010

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.749093	7.49%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.815177	8.15%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.045194	10.45%	9,396	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.914631	-10.85%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.301291	3.01%	13,525	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.939158	9.39%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.526169	5.26%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.789083	7.89%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.864982	-11.35%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.703255	7.03%	3,239	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	10.996477	9.96%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.746035	-12.54%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.278058	-17.22%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.480703	-15.19%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.615894	-13.84%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.463963	4.64%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.306446	13.06%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.331873	-26.68%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.336037	3.36%	10,285	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.122903	1.23%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.074037	0.74%	5,671	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.722993	9.441512	-2.90%	0	2010
	9.867695	9.722993	-1.47%	0	2009
	10.000000	9.867695	-1.32%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.424341	9.476487	12.49%	24,594	2010
	6.185254	8.424341	36.20%	1,191	2009
	11.124783	6.185254	-44.40%	1,231	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.436707	6.004296	10.44%	0	2010
	5.762804	5.436707	-5.66%	0	2009
	10.026364	5.762804	-42.52%	61	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.972348	24.718375	23.76%	347	2010
	13.149973	19.972348	51.88%	6,342	2009
	24.652031	13.149973	-46.66%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	12.101008	13.088061	8.16%	5,894	2010
	10.466366	12.101008	15.62%	0	2009
	12.143058	10.466366	-13.81%	2,312	2008

Rydex Variable Trust - Clermont Fund - Q/NQ	8.501030	9.218079	8.43%	0	2010
	7.098208	8.501030	19.76%	1,695	2009
	10.390193	7.098208	-31.68%	1,667	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.914336	5.186917	5.55%	6,318	2010
	4.508804	4.914336	8.99%	10,141	2009
	9.053712	4.508804	-50.20%	2,695	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.681970	15.677695	14.59%	1,206	2010
	11.756415	13.681970	16.38%	1,359	2009
	15.707400	11.756415	-25.15%	1,635	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.777021	8.249233	21.72%	0	2010
	5.068028	6.777021	33.72%	0	2009
	13.550563	5.068028	-62.60%	71	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.732235	-2.68%	33,628	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.513386	-4.87%	16,838	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	8.621708	9.228408	7.04%	0	2010
	5.135138	8.621708	67.90%	2,365	2009
	10.536153	5.135138	-51.26%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	20.381320	23.706966	16.32%	3,873	2010
	15.062289	20.381320	35.31%	706	2009
	28.569860	15.062289	-47.28%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	17.639938	21.723678	23.15%	752	2010
	11.116426	17.639938	58.68%	1,106	2009
	26.838915	11.116426	-58.58%	29	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	12.482627	10.881503	-12.83%	0	2010
	9.418735	12.482627	32.53%	5,782	2009
	21.358591	9.418735	-55.90%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.335678	8.196558	11.74%	0	2010
	6.273724	7.335678	16.93%	2,624	2009
	12.360602	6.273724	-49.24%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.229518	11.003928	7.57%	0	2010
	15.294528	10.229518	-33.12%	759	2009
	10.809315	15.294528	41.49%	5,158	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	12.232952	12.760708	4.31%	5,207	2010
	10.045012	12.232952	21.78%	1,366	2009
	13.683231	10.045012	-26.59%	2,354	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.672223	17.312837	18.00%	328	2010
	9.054624	14.672223	62.04%	9,223	2009
	16.813561	9.054624	-46.15%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	4.998783	3.404328	-31.90%	9,382	2010
	9.244331	4.998783	-45.93%	0	2009
	5.882762	9.244331	57.14%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.586649	5.610829	-14.82%	0	2010
	5.645774	6.586649	16.67%	0	2009
	8.280397	5.645774	-31.82%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.813826	4.243495	-27.01%	7,585	2010
	9.194440	5.813826	-36.77%	0	2009
	7.000958	9.194440	31.33%	2,587	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.528349	3.483179	-23.08%	0	2010
	7.735264	4.528349	-41.46%	0	2009
	5.348540	7.735264	44.62%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.652651	3.996845	-29.29%	0	2010
	8.617249	5.652651	-34.40%	0	2009
	7.073327	8.617249	21.83%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.009944	4.875821	-18.87%	6,560	2010
	8.490698	6.009944	-29.22%	0	2009
	6.240987	8.490698	36.05%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	12.809552	14.483557	13.07%	0	2010
	10.601400	12.809552	20.83%	39	2009
	16.189872	10.601400	-34.52%	42	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	10.773777	13.720391	27.35%	1,465	2010
	8.065436	10.773777	33.58%	1,757	2009
	16.217651	8.065436	-50.27%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.113727	8.589292	-5.75%	4,572	2010
	9.718388	9.113727	-6.22%	3,515	2009
	10.000000	9.718388	-2.82%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.324412	17.907020	34.39%	899	2010
	8.949247	13.324412	48.89%	0	2009
	20.283116	8.949247	-55.88%	42	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	7.977996	8.276411	3.74%	4,854	2010
	8.443138	7.977996	-5.51%	6,510	2009
	10.632546	8.443138	-20.59%	4,448	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.546501	15.444228	33.76%	0	2010
	5.425995	11.546501	112.80%	99	2009
	20.271082	5.425995	-73.23%	126	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.994502	15.042716	15.76%	348	2010
	8.750132	12.994502	48.51%	789	2009
	15.419510	8.750132	-43.25%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.663740	11.326832	17.21%	818	2010
	7.299474	9.663740	32.39%	393	2009
	16.412768	7.299474	-55.53%	152	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.265400	24.640763	34.90%	3,688	2010
	12.527376	18.265400	45.80%	5,342	2009
	20.872517	12.527376	-39.98%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	11.068083	13.502715	22.00%	4,846	2010
	9.043862	11.068083	22.38%	3,998	2009
	15.863301	9.043862	-42.99%	1,413	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	11.618461	14.205092	22.26%	0	2010
	8.245348	11.618461	40.91%	1,432	2009
	12.586892	8.245348	-34.49%	2,183	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	12.218507	16.455928	34.68%	423	2010
	9.381250	12.218507	30.24%	281	2009
	19.745551	9.381250	-52.49%	40	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	8.325301	10.205608	22.59%	0	2010
	5.821577	8.325301	43.01%	0	2009
	18.614007	5.821577	-68.72%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.112855	11.132160	22.16%	956	2010
	6.334901	9.112855	43.85%	13,514	2009
	10.775961	6.334901	-41.21%	313	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	8.883214	10.442401	17.55%	50	2010
	6.011286	8.883214	47.78%	13,514	2009
	11.984195	6.011286	-49.84%	440	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	11.874352	15.381233	29.53%	390	2010
	7.750336	11.874352	53.21%	19,497	2009
	12.423959	7.750336	-37.62%	220	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.663923	12.516202	17.37%	43	2010
	7.030461	10.663923	51.68%	12,584	2009
	12.766540	7.030461	-44.93%	156	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.208799	12.507658	22.52%	0	2010
	7.799604	10.208799	30.89%	0	2009
	12.155146	7.799604	-35.83%	513	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.332516	11.406648	22.22%	0	2010
	5.886733	9.332516	58.53%	0	2009
	10.664687	5.886733	-44.80%	635	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.029700	8.923863	11.14%	5,468	2010
	6.052308	8.029700	32.67%	1,525	2009
	10.706305	6.052308	-43.47%	1,586	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.612498	6.169296	-6.70%	5,152	2010
	8.041882	6.612498	-17.77%	0	2009
	7.797455	8.041882	3.13%	4,079	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	12.066988	13.208411	9.46%	5,321	2010
	7.937486	12.066988	52.03%	1,618	2009
	14.883719	7.937486	-46.67%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.036593	12.347656	11.88%	0	2010
	8.778448	11.036593	25.72%	0	2009
	16.438240	8.778448	-46.60%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	11.705632	14.196660	21.28%	6,340	2010
	10.206846	11.705632	14.68%	0	2009
	13.978292	10.206846	-26.98%	1,957	2008

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.435244	14.597759	8.65%	573	2010
	10.802937	13.435244	24.37%	2,616	2009
	18.658501	10.802937	-42.10%	1,707	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	13.529028	14.127691	4.43%	248	2010
	12.168621	13.529028	11.18%	0	2009
	17.686030	12.168621	-31.20%	1,913	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.390311	10.504223	-7.78%	0	2010
	10.936102	11.390311	4.15%	0	2009
	12.754433	10.936102	-14.26%	0	2008

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	11.024290	12.288392	11.47%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.276491	13.597378	10.76%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.545128	5.45%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.760161	17.60%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.048085	12.396543	12.21%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.159121	12.287545	20.95%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.345806	3.46%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.366629	3.67%	671	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.973563	12.126015	10.50%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.667185	6.67%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.397855	3.98%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.515920	5.16%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.214518	2.15%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.450303	4.50%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.581021	5.81%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.335517	3.36%	447	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.193021	11.93%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.027895	11.284614	2.33%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.588967	11.846675	11.88%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.328128	3.28%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.429110	4.29%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.818284	11.190702	3.44%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.803196	11.694727	8.25%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ					2010
	10.772010	11.877775	10.27%	0

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.890974	11.535368	5.92%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.986978	9.752297	-2.35%	10,026	2010
	10.000000	9.986978	-0.13%	3,436	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.074113	10.74%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.549349	5.49%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.698526	6.99%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.198672	1.99%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.153320	11.53%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.709847	7.10%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	9.966525	12.205517	22.47%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.556876	16.755544	23.59%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.149642	17.320037	22.41%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.739770	11.900430	10.81%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.168248	21.68%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.525260	5.25%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.813641	8.14%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.810172	8.10%	3,350	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.516917	5.17%	219	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.124111	11.24%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.745398	7.45%	3,644	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.811515	8.12%	1,118	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.041450	10.41%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.911602	-10.88%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.297806	2.98%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.935449	9.35%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.522592	5.23%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.785430	7.85%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.861975	-11.38%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.699632	7.00%	691	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	10.992742	9.93%	677	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.743056	-12.57%	665	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.275235	-17.25%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.477823	-15.22%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.612963	-13.87%	0	2010

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.460411	4.60%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.302604	13.03%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.329378	-26.71%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.332536	3.33%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.119469	1.19%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.070619	0.71%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.717764	9.431596	-2.94%	0	2010
	9.867431	9.717764	-1.52%	0	2009
	10.000000	9.867431	-1.33%	0	2008

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.411100	9.456755	12.43%	0	2010
	6.178691	8.411100	36.13%	18,375	2009
	11.118679	6.178691	-44.43%	14,304	2008

Rydex Variable Trust - Banking Fund - Q/NQ	5.418270	5.980872	10.38%	0	2010
	5.746204	5.418270	-5.71%	0	2009
	10.002653	5.746204	-42.55%	573	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.904697	24.622054	23.70%	96	2010
	13.112149	19.904697	51.80%	5,416	2009
	24.593761	13.112149	-46.69%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	12.060014	13.037060	8.10%	0	2010
	10.436250	12.060014	15.56%	134	2009
	12.114332	10.436250	-13.85%	176	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Clermont Fund - Q/NQ	8.487665	9.198886	8.38%	0	2010
	7.090670	8.487665	19.70%	1,525	2009
	10.384489	7.090670	-31.72%	1,524	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.903662	5.172999	5.49%	853	2010
	4.501314	4.903662	8.94%	7,285	2009
	9.043316	4.501314	-50.22%	2,026	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.635623	15.616605	14.53%	0	2010
	11.722593	13.635623	16.32%	6,394	2009
	15.670239	11.722593	-25.19%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.757383	8.221115	21.66%	0	2010
	5.055938	6.757383	33.65%	0	2009
	13.525195	5.055938	-62.62%	336	2008

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.728948	-2.71%	29,816	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.510161	-4.90%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	8.592467	9.192416	6.98%	0	2010
	5.120347	8.592467	67.81%	11,723	2009
	10.511203	5.120347	-51.29%	661	2008

Rydex Variable Trust - Energy Fund - Q/NQ	20.312283	23.614574	16.26%	0	2010
	15.018964	20.312283	35.24%	3,559	2009
	28.502312	15.018964	-47.31%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	17.580167	21.639015	23.09%	109	2010
	11.084433	17.580167	58.60%	5,650	2009
	26.775422	11.084433	-58.60%	138	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	12.440337	10.839081	-12.87%	0	2010
	9.391633	12.440337	32.46%	569	2009
	21.308075	9.391633	-55.92%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.310787	8.164564	11.68%	0	2010
	6.255647	7.310787	16.87%	13,161	2009
	12.331334	6.255647	-49.27%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.194637	10.960792	7.52%	8,954	2010
	15.250181	10.194637	-33.15%	1,758	2009
	10.783492	15.250181	41.42%	2,158	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	12.191504	12.710965	4.26%	0	2010
	10.016093	12.191504	21.72%	6,887	2009
	13.650849	10.016093	-26.63%	366	2008

Rydex Variable Trust - Internet Fund - Q/NQ	14.622491	17.245324	17.94%	0	2010
	9.028555	14.622491	61.96%	9,285	2009
	16.773773	9.028555	-46.17%	201	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	4.984319	3.392727	-31.93%	2,714	2010
	9.222307	4.984319	-45.95%	0	2009
	5.871740	9.222307	57.06%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.564336	5.588954	-14.86%	10,519	2010
	5.629529	6.564336	16.61%	0	2009
	8.260802	5.629529	-31.85%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.797012	4.229043	-27.05%	0	2010
	9.172562	5.797012	-36.80%	0	2009
	6.987857	9.172562	31.26%	0	2008

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.512996	3.469593	-23.12%	0	2010
	7.712988	4.512996	-41.49%	0	2009
	5.335867	7.712988	44.55%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.636296	3.983244	-29.33%	0	2010
	8.596713	5.636296	-34.44%	0	2009
	7.060072	8.596713	21.77%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	5.989571	4.856806	-18.91%	0	2010
	8.466267	5.989571	-29.25%	0	2009
	6.226216	8.466267	35.98%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	12.766188	14.427165	13.01%	0	2010
	10.570920	12.766188	20.77%	238	2009
	16.151606	10.570920	-34.55%	196	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	10.737279	13.666927	27.28%	0	2010
	8.042235	10.737279	33.51%	8,945	2009
	16.179283	8.042235	-50.29%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.108837	8.580285	-5.80%	337	2010
	9.718130	9.108837	-6.27%	3,580	2009
	10.000000	9.718130	-2.82%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.279262	17.837226	34.32%	413	2010
	8.923490	13.279262	48.81%	0	2009
	20.235148	8.923490	-55.90%	200	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	7.961324	8.254892	3.69%	441	2010
	8.429799	7.961324	-5.56%	7,307	2009
	10.621189	8.429799	-20.63%	3,660	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.507367	15.384016	33.69%	0	2010
	5.410377	11.507367	112.69%	574	2009
	20.223161	5.410377	-73.25%	592	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.950460	14.984058	15.70%	0	2010
	8.724938	12.950460	48.43%	2,507	2009
	15.383016	8.724938	-43.28%	147	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.631025	11.282717	17.15%	658	2010
	7.278481	9.631025	32.32%	2,736	2009
	16.373980	7.278481	-55.55%	1,430	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.203453	24.544639	34.84%	1,526	2010
	12.491302	18.203453	45.73%	5,226	2009
	20.823104	12.491302	-40.01%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	11.030549	13.450040	21.93%	877	2010
	9.017817	11.030549	22.32%	10,360	2009
	15.825766	9.017817	-43.02%	324	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	11.579114	14.149756	22.20%	0	2010
	8.221635	11.579114	40.84%	7,231	2009
	12.557141	8.221635	-34.53%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	12.177091	16.391773	34.61%	591	2010
	9.354237	12.177091	30.18%	827	2009
	19.698843	9.354237	-52.51%	240	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	8.297085	10.165822	22.52%	0	2010
	5.804827	8.297085	42.93%	0	2009
	18.570035	5.804827	-68.74%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.086490	11.094285	22.10%	207	2010
	6.319804	9.086490	43.78%	2,120	2009
	10.755793	6.319804	-41.24%	2,069	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	8.857466	10.406803	17.49%	0	2010
	5.996934	8.857466	47.70%	1,768	2009
	11.961744	5.996934	-49.87%	1,954	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	11.839994	15.328916	29.47%	0	2010
	7.731860	11.839994	53.13%	2,036	2009
	12.400701	7.731860	-37.65%	275	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.633013	12.473546	17.31%	0	2010
	7.013692	10.633013	51.60%	1,641	2009
	12.742631	7.013692	-44.96%	114	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.179260	12.465096	22.46%	183	2010
	7.781018	10.179260	30.82%	138	2009
	12.132400	7.781018	-35.87%	1,692	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.305474	11.367784	22.16%	0	2010
	5.872688	9.305474	58.45%	155	2009
	10.644713	5.872688	-44.83%	2,098	2008

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.018734	8.907125	11.08%	0	2010
	6.047129	8.018734	32.60%	6,455	2009
	10.702638	6.047129	-43.50%	5,833	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.598138	6.152758	-6.75%	1,184	2010
	8.028528	6.598138	-17.82%	0	2009
	7.788502	8.028528	3.08%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	12.026099	13.156930	9.40%	0	2010
	7.914644	12.026099	51.95%	8,112	2009
	14.848504	7.914644	-46.70%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.999173	12.299508	11.82%	0	2010
	8.753176	10.999173	25.66%	0	2009
	16.399349	8.753176	-46.62%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	11.666002	14.141381	21.22%	0	2010
	10.177492	11.666002	14.63%	0	2009
	13.945240	10.177492	-27.02%	344	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.389767	14.540910	8.60%	94	2010
	10.771876	13.389767	24.30%	3,200	2009
	18.614401	10.771876	-42.13%	1,404	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	13.483198	14.072618	4.37%	0	2010
	12.133604	13.483198	11.12%	0	2009
	17.644166	12.133604	-31.23%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.365576	10.476052	-7.83%	224	2010
	10.917948	11.365576	4.10%	0	2009
	12.739778	10.917948	-14.30%	0	2008

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	10.986935	12.240492	11.41%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	12.234856	13.544329	10.70%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.541558	5.42%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.756175	17.56%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	11.010642	12.348216	12.15%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	10.124692	12.239653	20.89%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.342294	3.42%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.363102	3.63%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.949742	12.093497	10.45%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.663563	6.64%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.394321	3.94%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.512360	5.12%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.211064	2.11%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.446750	4.47%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.577426	5.77%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.332009	3.32%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.189225	11.89%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	10.990506	11.240590	2.28%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	10.558309	11.806335	11.82%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.324621	3.25%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.425570	4.26%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.786961	11.152593	3.39%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	10.771945	11.654929	8.20%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	10.740804	11.837295	10.21%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.859436	11.496082	5.86%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.986698	9.747033	-2.40%	361	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.070358	10.70%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.545780	5.46%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.694897	6.95%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.195214	1.95%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.149529	11.50%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.706206	7.06%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	9.932751	12.157941	22.40%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	13.510948	16.690232	23.53%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	14.101677	17.252520	22.34%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	10.703371	11.854032	10.75%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.164122	21.64%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.521688	5.22%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.809926	8.10%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.806504	8.07%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.741702	7.42%	0	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.120338	11.20%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.513348	5.13%	0	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.807842	8.08%	0	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.037697	10.38%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.908577	-10.91%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.294298	2.94%	0	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.931727	9.32%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.519020	5.19%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.781765	7.82%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.858963	-11.41%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.695995	6.96%	0	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	10.989017	9.89%	0	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.740078	-12.60%	0	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.272424	-17.28%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.474940	-15.25%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.610037	-13.90%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.456858	4.57%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.298775	12.99%	0	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.326883	-26.73%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.329016	3.29%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.116035	1.16%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.067194	0.67%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.712529	9.421692	-2.99%	0	2010

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.397839	9.437021	12.37%	4,193	2010

Rydex Variable Trust - Banking Fund - Q/NQ	5.399884	5.957523	10.33%	0	2010

Rydex Variable Trust - Basic Materials Fund - Q/NQ	19.837262	24.526086	23.64%	83	2010

Rydex Variable Trust - Biotechnology Fund - Q/NQ	12.019151	12.986230	8.05%	142	2010

Rydex Variable Trust - Clermont Fund - Q/NQ	8.474272	9.179666	8.32%	439	2010

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.892985	5.159094	5.44%	464	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	13.589439	15.555754	14.47%	103	2010

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.737820	8.193129	21.60%	635	2010

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.725631	-2.74%	0	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.506927	-4.93%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	8.563350	9.156569	6.93%	0	2010

Rydex Variable Trust - Energy Fund - Q/NQ	20.243440	23.522499	16.20%	66	2010

Rydex Variable Trust - Energy Services Fund - Q/NQ	17.520559	21.554618	23.02%	0	2010

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	12.398133	10.796791	-12.92%	0	2010

Rydex Variable Trust - Financial Services Fund - Q/NQ	7.285987	8.132703	11.62%	0	2010

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.159864	10.917821	7.46%	188	2010

Rydex Variable Trust - Health Care Fund - Q/NQ	12.150199	12.661426	4.21%	0	2010

Rydex Variable Trust - Internet Fund - Q/NQ	14.572957	17.178127	17.88%	50	2010

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	4.969886	3.381175	-31.97%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	6.542083	5.567154	-14.90%	0	2010

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	5.780234	4.214652	-27.09%	0	2010

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	4.497690	3.456041	-23.16%	0	2010

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	5.619985	3.969677	-29.36%	0	2010

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	5.969255	4.837856	-18.95%	106	2010

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	12.722913	14.370912	12.95%	0	2010

Rydex Variable Trust - Leisure Fund - Q/NQ	10.700886	13.613638	27.22%	0	2010

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.103930	8.571275	-5.85%	0	2010

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	13.234265	17.767692	34.26%	215	2010

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	7.944667	8.233398	3.63%	0	2010

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	11.468361	15.324040	33.62%	0	2010

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	12.906593	14.925674	15.64%	131	2010

Rydex Variable Trust - Nova Fund - Q/NQ	9.598368	11.238707	17.09%	256	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Precious Metals Fund - Q/NQ	18.141747	24.448928	34.77%	243	2010

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.993172	13.397624	21.87%	137	2010

Rydex Variable Trust - Retailing Fund - Q/NQ	11.539884	14.094598	22.14%	0	2010

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	12.135808	16.327847	34.54%	405	2010

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	8.268953	10.126179	22.46%	0	2010

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	9.060142	11.056455	22.03%	79	2010

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	8.831814	10.371355	17.43%	0	2010

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	11.805686	15.276668	29.40%	0	2010

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	10.602240	12.431089	17.25%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	10.149747	12.422597	22.39%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	9.278496	11.329026	22.10%	0	2010

Rydex Variable Trust - Select Allocation Fund - Q/NQ	8.007770	8.890398	11.02%	2,490	2010

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.583808	6.136245	-6.80%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	11.985357	13.105646	9.35%	0	2010

Rydex Variable Trust - Telecommunications Fund - Q/NQ	10.961909	12.251562	11.76%	0	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	11.626446	14.086214	21.16%	0	2010

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	13.344380	14.484207	8.54%	183	2010

Rydex Variable Trust - Utilities Fund - Q/NQ	13.437528	14.017778	4.32%	56	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.340894	10.447943	-7.87%	0	2010

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	7.957258	8.860607	11.35%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	8.739779	9.670228	10.65%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	10.000000	10.537980	5.38%	0	2010

Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ	10.000000	11.752182	17.52%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.890012	8.843956	12.09%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.076895	9.759086	20.83%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	10.338785	3.39%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	10.359589	3.60%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.708827	11.821365	10.39%	7,771	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	10.659947	6.60%	0	2010

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	10.390801	3.91%	0	2010

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	10.508789	5.09%	0	2010

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	10.207595	2.08%	0	2010

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	10.443210	4.43%	0	2010

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	10.573840	5.74%	0	2010

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	10.328500	3.29%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	10.000000	11.185422	11.85%	0	2010

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.120549	11.367777	2.22%	1,602	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	8.684170	9.705696	11.76%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ	10.000000	10.321120	3.21%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation: Class VI - Q/NQ	10.000000	10.422030	4.22%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.319028	10.663333	3.34%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.538823	10.315436	8.14%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	9.111709	10.036766	10.15%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.985574	10.565578	5.81%	0	2010

NVIT NVIT Money Market Fund: Class II - Q/NQ	9.986418	9.741767	-2.45%	67,528	2010

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	11.066603	10.67%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	10.542196	5.42%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	10.691268	6.91%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	10.191742	1.92%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	11.145747	11.46%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	10.702571	7.03%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.670015	8.160096	22.34%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	7.903560	9.758364	23.47%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	8.186792	10.010895	22.28%	0	2010

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.982115	8.835696	10.69%	0	2010

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ	10.000000	12.159995	21.60%	0	2010

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ	10.000000	10.518116	5.18%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.806207	8.06%	0	2010

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ	10.000000	10.802830	8.03%	0	2010

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ	10.000000	10.509776	5.10%	0	2010

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ	10.000000	11.116571	11.17%	509	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ	10.000000	10.738011	7.38%	998	2010

ProFunds - ProFund VP Access High Yield Fund - Q/NQ	10.000000	10.804171	8.04%	1,476	2010

ProFunds - ProFund VP Asia 30 - Q/NQ	10.000000	11.033950	10.34%	0	2010

ProFunds - ProFund VP Bear - Q/NQ	10.000000	8.905549	-10.94%	0	2010

ProFunds - ProFund VP Bull - Q/NQ	10.000000	10.290809	2.91%	17,064	2010

ProFunds - ProFund VP Emerging Markets - Q/NQ	10.000000	10.928021	9.28%	0	2010

ProFunds - ProFund VP Europe 30 - Q/NQ	10.000000	10.515448	5.15%	0	2010

ProFunds - ProFund VP International - Q/NQ	10.000000	10.778111	7.78%	0	2010

ProFunds - ProFund VP Japan - Q/NQ	10.000000	8.855953	-11.44%	0	2010

ProFunds - ProFund VP NASDAQ-100 - Q/NQ	10.000000	10.692363	6.92%	5,741	2010

ProFunds - ProFund VP Oil & Gas - Q/NQ	10.000000	10.985279	9.85%	1,447	2010

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ	10.000000	8.737106	-12.63%	894	2010

ProFunds - ProFund VP Short Emerging Markets - Q/NQ	10.000000	8.269616	-17.30%	0	2010

ProFunds - ProFund VP Short International - Q/NQ	10.000000	8.472058	-15.28%	0	2010

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ	10.000000	8.607107	-13.93%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

ProFunds - ProFund VP U.S. Government Plus - Q/NQ	10.000000	10.453310	4.53%	0	2010

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ	10.000000	11.294937	12.95%	230	2010

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ	10.000000	7.324392	-26.76%	0	2010

Rydex Variable Trust - All-Asset Strategy Aggressive Fund - Q/NQ	10.000000	10.325515	3.26%	0	2010

Rydex Variable Trust - All-Asset Strategy Conservative Fund - Q/NQ	10.000000	10.112592	1.13%	0	2010

Rydex Variable Trust - All-Asset Strategy Moderate Fund - Q/NQ	10.000000	10.063777	0.64%	0	2010

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.707276	9.411778	-3.04%	0	2010

Rydex Variable Trust - Amerigo Fund - Q/NQ	8.384617	9.417335	12.32%	110,932	2010

Rydex Variable Trust - Banking Fund - Q/NQ	4.104812	4.526398	10.27%	2,223	2010

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.732376	14.498070	23.57%	5,452	2010

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.096533	9.823421	7.99%	4,299	2010

Rydex Variable Trust - Clermont Fund - Q/NQ	8.460939	9.160542	8.27%	2,968	2010

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	5.951846	6.272330	5.38%	2,727	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.632320	12.164521	14.41%	541	2010

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	6.267369	7.617169	21.54%	2,993	2010

Rydex Variable Trust - DWA Flexible Allocation Fund - Q/NQ	10.000000	9.722337	-2.78%	0	2010

Rydex Variable Trust - DWA Sector Rotation Fund - Q/NQ	10.000000	9.503702	-4.96%	0	2010

Rydex Variable Trust - Electronics Fund - Q/NQ	6.935705	7.412373	6.87%	2,071	2010

Rydex Variable Trust - Energy Fund - Q/NQ	9.760164	11.335335	16.14%	2,505	2010

Rydex Variable Trust - Energy Services Fund - Q/NQ	8.983084	11.045757	22.96%	2,857	2010

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	7.665739	6.672207	-12.96%	0	2010

Rydex Variable Trust - Financial Services Fund - Q/NQ	5.151878	5.747651	11.56%	892	2010

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	9.731483	10.452117	7.41%	405	2010

Rydex Variable Trust - Health Care Fund - Q/NQ	9.198723	9.580852	4.15%	252	2010

Rydex Variable Trust - Internet Fund - Q/NQ	9.785627	11.529073	17.82%	1,636	2010

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.163463	4.191045	-32.00%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	7.711375	6.558828	-14.95%	1,196	2010

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.784729	5.673302	-27.12%	0	2010

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	7.141847	5.485012	-23.20%	0	2010

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.625551	5.383542	-29.40%	0	2010

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.786818	7.117727	-19.00%	0	2010

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.185037	8.111549	12.90%	0	2010

Rydex Variable Trust - Leisure Fund - Q/NQ	7.140407	9.079370	27.15%	566	2010

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.099021	8.562274	-5.90%	0	2010

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	6.662095	8.939636	34.19%	14,846	2010

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	7.760161	8.038078	3.58%	237	2010

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	7.094903	9.475374	33.55%	768	2010

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	9.853923	11.389613	15.58%	3,861	2010

Rydex Variable Trust - Nova Fund - Q/NQ	6.457588	7.557314	17.03%	10,548	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.026475	14.852353	34.70%	8,986	2010

Rydex Variable Trust - Real Estate Fund - Q/NQ	6.483824	7.897936	21.81%	3,928	2010

Rydex Variable Trust - Retailing Fund - Q/NQ	8.193108	10.001792	22.08%	0	2010

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	5.918240	7.958488	34.47%	6,697	2010

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.998640	6.118222	22.40%	5,190	2010

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	8.684130	10.592174	21.97%	3,553	2010

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	7.549705	8.861227	17.37%	316	2010

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	9.742335	12.600221	29.33%	247	2010

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	8.361889	9.799266	17.19%	0	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.231492	10.069631	22.33%	500	2010

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	7.254162	8.852796	22.04%	332	2010

Rydex Variable Trust - Select Allocation Fund - Q/NQ	7.996803	8.873672	10.97%	40,751	2010

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	6.496604	6.051863	-6.85%	2,572	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	8.628673	9.430360	9.29%	0	2010

Rydex Variable Trust - Telecommunications Fund - Q/NQ	7.642716	8.537511	11.71%	0	2010

Rydex Variable Trust - Transportation Fund - Q/NQ	7.384253	8.941929	21.09%	0	2010

Rydex Variable Trust - U.S. Long Short Momentum Fund - Q/NQ	8.920119	9.677080	8.49%	0	2010

Rydex Variable Trust - Utilities Fund - Q/NQ	9.647082	10.058517	4.26%	1,380	2010

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.561374	10.645588	-7.92%	0	2010

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,273,177 shares (cost $17,278,195)	$18,448,329
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
73,659 shares (cost $593,255)	618,733
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,462,878 shares (cost $63,505,174)	64,726,088
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
189,301 shares (cost $2,338,526)	2,493,096
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
71,020 shares (cost $644,433)	635,625
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
98,400 shares (cost $971,433)	1,026,314
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
118,800 shares (cost $1,114,846)	1,204,632
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
493,870 shares (cost $5,078,921)	5,160,945
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
292,230 shares (cost $2,806,305)	3,007,043
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
133,619 shares (cost $1,248,224)	1,329,507
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
112,443 shares (cost $1,118,188)	1,181,780
NVIT Fund - Class III (TRF3)
31,857 shares (cost $262,290)	291,174
NVIT Government Bond Fund - Class III (GBF3)
2,353,331 shares (cost $28,361,997)	27,039,770
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
540,105 shares (cost $4,259,003)	4,985,170
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
44,550 shares (cost $551,453)	579,151
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
15,777 shares (cost $206,412)	224,665
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,685,811 shares (cost $16,661,449)	17,110,981
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,207,008 shares (cost $21,928,702)	23,195,649
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
933,239 shares (cost $8,555,654)	9,649,695
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,477,567 shares (cost $14,222,728)	15,322,368
NVIT Money Market Fund - Class I (SAM)
28,236 shares (cost $28,236)	28,236
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
136,140 shares (cost $1,262,035)	1,328,728
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
82,956 shares (cost $781,898)	838,690
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
13,025 shares (cost $127,676)	124,907
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
32,821 shares (cost $266,847)	294,075
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
57,848 shares (cost $390,951)	615,505
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
124,644 shares (cost $1,242,907)	1,316,245
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
18,863 shares (cost $182,380)	194,285
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
34,552 shares (cost $459,937)	530,370
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
100,566 shares (cost $886,235)	1,052,928
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
159,790 shares (cost $2,405,014)	2,892,206
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
191,699 shares (cost $2,186,616)	2,185,368
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
498,623 shares (cost $4,218,467)	4,517,524
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
450,163 shares (cost $6,224,193)	6,095,208
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
393,205 shares (cost $5,415,408)	5,304,336
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
1,512,543 shares (cost $11,622,407)	11,722,207
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
220,361 shares (cost $6,520,652)	6,839,999
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
307,852 shares (cost $3,178,025)	3,266,314
VP Income & Growth Fund - Class III (ACVIG3)
736,369 shares (cost $4,259,432)	4,455,031
VP Ultra(R) Fund - Class III (ACVU3)
87,451 shares (cost $713,081)	819,413
VP Value Fund - Class III (ACVV3)
1,296,757 shares (cost $6,713,283)	7,598,993
Quality Bond Fund II - Primary Shares (FQB)
410 shares (cost $4,497)	4,730
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
438,234 shares (cost $8,804,628)	10,272,214
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
270,969 shares (cost $4,470,633)	5,056,284
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
153,008 shares (cost $4,715,930)	5,606,224
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
198,846 shares (cost $1,431,278)	1,533,104
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
1,813 shares (cost $38,117)	35,685
ClearBridge Variable Investors Portfolio - Class I (SBVI)
148,415 shares (cost $2,486,176)	1,959,082
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
15,542 shares (cost $122,482)	99,160
Ultra Short NASDAQ-100 (PROUSN)
10,093 shares (cost $72,372)	73,272
VP Access High Yield (PROAHY)
227,910 shares (cost $5,968,815)	6,055,568
VP Asia 30 (PROA30)
87,352 shares (cost $5,323,538)	5,338,944
VP Bear (PROBR)
164,724 shares (cost $3,535,175)	3,355,433
VP Bull (PROBL)
149,482 shares (cost $3,933,156)	3,931,379
VP Emerging Markets (PROEM)
224,877 shares (cost $6,596,322)	6,825,021
VP Europe 30 (PROE30)
6,430 shares (cost $135,940)	136,776
VP International (PROINT)
117,604 shares (cost $2,493,744)	2,559,066
VP Japan (PROJP)
38,674 shares (cost $492,482)	492,315
VP NASDAQ-100 (PRON)
73,919 shares (cost $1,409,657)	1,422,950
VP Oil and Gas (PROOG)
128,294 shares (cost $5,733,053)	5,964,400
VP Rising Rates Opportunity (PRORRO)
209,658 shares (cost $2,569,427)	2,515,900
VP Short Emerging Markets (PROSEM)
25,046 shares (cost $353,751)	338,368
VP Short International (PROSIN)
1,224 shares (cost $25,523)	25,150
VP Short NADSAQ-100 (PROSN)
83,235 shares (cost $798,444)	786,571
VP U.S. Government Plus (PROGVP)
104,874 shares (cost $2,031,175)	2,056,571
VP Ultra NASDAQ-100 (PROUN)
28,713 shares (cost $630,420)	625,091
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
192,665 shares (cost $4,352,315)	4,622,028
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
124,610 shares (cost $2,871,644)	2,979,424
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
190,135 shares (cost $4,392,090)	4,669,727
Variable Trust: All-Cap Opportunity Fund (RSRF)
924,609 shares (cost $10,834,950)	11,834,997
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
183,666 shares (cost $3,534,377)	3,658,636
Variable Trust: Amerigo Fund (RVAMR)
391,995 shares (cost $11,754,859)	13,531,654
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Trust: Banking Fund (RBKF)
196,511 shares (cost $2,717,334)	2,747,223
Variable Trust: Basic Materials Fund (RBMF)
530,014 shares (cost $18,176,409)	19,515,132
Variable Trust: Berolina Fund (RVBER)
331,566 shares (cost $7,129,775)	7,931,057
Variable Trust: Biotechnology Fund (RBF)
166,146 shares (cost $4,045,971)	4,142,016
Variable Trust: Clermont Fund (RVCLR)
340,873 shares (cost $7,735,532)	8,075,282
Variable Trust: Commodities Strategy Fund (RVCMD)
686,154 shares (cost $8,412,847)	9,324,836
Variable Trust: Consumer Products Fund (RCPF)
168,849 shares (cost $6,235,602)	6,303,128
Variable Trust: Dow 2x Strategy Fund (RVLDD)
92,151 shares (cost $7,374,532)	7,533,328
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
846,503 shares (cost $19,107,399)	20,832,445
Variable Trust: DWA Sector Rotation Fund (RVDSR)
1,476,058 shares (cost $32,634,683)	35,366,342
Variable Trust: Electronics Fund (RELF)
607,348 shares (cost $5,731,532)	5,727,291
Variable Trust: Energy Fund (RENF)
453,133 shares (cost $12,929,794)	14,155,877
Variable Trust: Energy Services Fund (RESF)
586,457 shares (cost $14,737,434)	16,233,131
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
210,625 shares (cost $3,103,405)	3,117,251
Variable Trust: Financial Services Fund (RFSF)
330,418 shares (cost $4,896,338)	5,019,044
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
1,239,262 shares (cost $8,758,267)	8,798,762
Variable Trust: Health Care Fund (RHCF)
202,782 shares (cost $5,597,609)	5,710,346
Variable Trust: International Opportunity Fund (RVIRO)
157,594 shares (cost $3,396,936)	3,435,541
Variable Trust: Internet Fund (RINF)
543,024 shares (cost $10,334,025)	10,703,002
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
538,787 shares (cost $7,526,596)	7,402,938
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
477,600 shares (cost $6,762,770)	6,762,822
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
56,178 shares (cost $1,325,616)	1,271,315
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
318,941 shares (cost $3,770,847)	3,766,693
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
176,012 shares (cost $3,655,400)	3,652,247
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
280,655 shares (cost $10,205,155)	9,867,835
Variable Trust: Japan 2x Strategy Fund (RLCJ)
184,203 shares (cost $3,742,563)	3,958,529
Variable Trust: Leisure Fund (RLF)
134,300 shares (cost $6,623,681)	7,285,768
Variable Trust: Managed Futures Strategy Fund (RVMFU)
334,375 shares (cost $7,377,336)	7,479,961
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
497,498 shares (cost $9,599,994)	10,223,577
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
289,567 shares (cost $5,765,542)	6,167,787
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
384,912 shares (cost $9,235,070)	9,411,102
Variable Trust: NASDAQ-100(R) Fund (ROF)
577,374 shares (cost $10,652,353)	10,918,146
Variable Trust: Nova Fund (RNF)
167,384 shares (cost $11,428,339)	12,255,834
Variable Trust: Precious Metals Fund (RPMF)
2,874,721 shares (cost $45,400,598)	54,734,693
Variable Trust: Real Estate Fund (RREF)
535,543 shares (cost $13,674,442)	14,025,868
Variable Trust: Retailing Fund (RRF)
468,526 shares (cost $6,074,817)	6,367,269
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
270,893 shares (cost $7,832,772)	8,248,690
Variable Trust: S&P 500 2x Strategy Fund (RTF)
100,924 shares (cost $11,116,912)	11,351,966
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
643,946 shares (cost $19,148,437)	19,524,431
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Trust: S&P 500 Pure Value Fund (RVLCV)
203,085 shares (cost $15,318,909)	16,527,083
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
693,806 shares (cost $25,071,902)	27,190,250
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
61,644 shares (cost $4,403,749)	4,897,007
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
363,565 shares (cost $10,542,051)	10,859,690
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
56,356 shares (cost $5,192,834)	5,747,169
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
422,298 shares (cost $2,862,939)	2,774,498
Variable Trust: Technology Fund (RTEC)
855,557 shares (cost $10,417,784)	10,514,799
Variable Trust: Telecommunications Fund (RTEL)
406,269 shares (cost $4,457,877)	4,485,208
Variable Trust: Transportation Fund (RTRF)
450,228 shares (cost $6,934,603)	7,086,586
Variable Trust: Utilities Fund (RUTL)
418,218 shares (cost $7,058,826)	7,126,430
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
67,628 shares (cost $1,706,088)	1,707,610
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
1,731,167 shares (cost $15,564,357)	17,158,638
NVIT Money Market Fund - Class II (NVMM2)
218,481,750 shares (cost $218,481,750)	218,481,750

Total Investments	$1,112,522,230

Accounts Payable	(16,854)

$1,112,505,376

Contract Owners’ Equity:
Accumulation units	1,112,274,761
Contracts in payout (annuitization) period (note 1f)	230,615

Total Contract Owners’ Equity (note 5)	$1,112,505,376

See accompanying notes to financial statements.

6

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA3	CSCRS	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$10,091,421	193,264	37,011	3,856,517	1,572	56	2,944	4,748
Mortality and expense risk charges (note 2)	(15,602,490)	(94,427)	(3,590)	(646,926)	(9,971)	(13,561)	(5,532)	(6,363)

Net investment income (loss)	(5,511,069)	98,837	33,421	3,209,591	(8,399)	(13,505)	(2,588)	(1,615)

Realized gain (loss) on investments	8,799,424	848	52,469	7,217,672	39,527	160,324	14,452	(19,807)
Change in unrealized gain (loss) on investments	32,343,120	1,170,134	25,477	(5,663,213)	154,569	(8,808)	54,881	89,786

Net gain (loss) on investments	41,142,544	1,170,982	77,946	1,554,459	194,096	151,516	69,333	69,979

Reinvested capital gains	2,560,365	104,974	-	-	-	44,925	-	43

Net increase (decrease) in contract owners’ equity resulting from operations	$38,191,840	1,374,793	111,367	4,764,050	185,697	182,936	66,745	68,407

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	TRF3	GBF3	GVIDA6	NVDBL6
Reinvested dividends	$18,816	7,336	846	10,633	3,290	747,115	104,397	2,045
Mortality and expense risk charges (note 2)	(26,465)	(16,844)	(5,093)	(14,796)	(4,277)	(356,797)	(84,147)	(2,556)

Net investment income (loss)	(7,649)	(9,508)	(4,247)	(4,163)	(987)	390,318	20,250	(511)

Realized gain (loss) on investments	35,500	50,644	23,205	68,965	(4,273)	277,618	(1,203,717)	(377)
Change in unrealized gain (loss) on investments	82,024	200,738	81,283	63,591	42,261	(1,042,905)	1,809,260	27,697

Net gain (loss) on investments	117,524	251,382	104,488	132,556	37,988	(765,287)	605,543	27,320

Reinvested capital gains	47,883	-	-	1,951	-	1,021,276	-	871

Net increase (decrease) in contract owners’ equity resulting from operations	$157,758	241,874	100,241	130,344	37,001	646,307	625,793	27,680

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVDCA6	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6
Reinvested dividends	$1,332	407,752	439,181	198,013	292,837	-	5,026	16,250
Mortality and expense risk charges (note 2)	(1,270)	(258,021)	(314,857)	(147,489)	(194,733)	(512)	(3,199)	(2,684)

Net investment income (loss)	62	149,731	124,324	50,524	98,104	(512)	1,827	13,566

Realized gain (loss) on investments	4,415	278,896	(1,891,335)	(1,284,744)	80,706	-	14,371	16,862
Change in unrealized gain (loss) on investments	18,254	218,362	3,651,151	2,181,158	787,144	-	66,693	56,792

Net gain (loss) on investments	22,669	497,258	1,759,816	896,414	867,850	-	81,064	73,654

Reinvested capital gains	306	63,191	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,037	710,180	1,884,140	946,938	965,954	(512)	82,891	87,220

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3
Reinvested dividends	$-	1,110	-	-	2,064	-	3,845	7,488
Mortality and expense risk charges (note 2)	(747)	(1,482)	(7,643)	(2,988)	(1,479)	(3,495)	(9,456)	(30,621)

Net investment income (loss)	(747)	(372)	(7,643)	(2,988)	585	(3,495)	(5,611)	(23,133)

Realized gain (loss) on investments	23,291	(598)	34,200	27,158	21,110	2,375	(38,222)	17,530
Change in unrealized gain (loss) on investments	(2,769)	27,229	105,018	73,338	11,904	68,599	243,428	492,456

Net gain (loss) on investments	20,522	26,631	139,218	100,496	33,014	70,974	205,206	509,986

Reinvested capital gains	4,323	10,015	-	-	8,646	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,098	36,274	131,575	97,508	42,245	67,479	199,595	486,853

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PMVFAD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	ACVIG3
Reinvested dividends	$14,276	197,164	163,306	69,720	341,025	1,804	56,412	51,989
Mortality and expense risk charges (note 2)	(14,164)	(17,921)	(48,885)	(35,944)	(68,930)	(32,969)	(16,241)	(47,288)

Net investment income (loss)	112	179,243	114,421	33,776	272,095	(31,165)	40,171	4,701

Realized gain (loss) on investments	112,728	101,012	327,520	228,666	235,771	418,055	138,990	(674,547)
Change in unrealized gain (loss) on investments	(1,248)	299,057	(128,985)	(111,071)	99,800	319,348	88,290	1,100,033

Net gain (loss) on investments	111,480	400,069	198,535	117,595	335,571	737,403	227,280	425,486

Reinvested capital gains	16,383	68,847	-	125,535	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127,975	648,159	312,956	276,906	607,666	706,238	267,451	430,187

Investment Activity:	ACVU3	ACVV3	FQB	FC2R	FEI2R	FG2R	FTVFA2	SBTRP
Reinvested dividends	$4,017	135,523	-	93,937	75,414	3,941	28,829	559
Mortality and expense risk charges (note 2)	(10,354)	(82,779)	(45)	(148,385)	(72,928)	(56,078)	(8,690)	(413)

Net investment income (loss)	(6,337)	52,744	(45)	(54,448)	2,486	(52,137)	20,139	146

Realized gain (loss) on investments	(145,264)	(64,880)	3	(1,530,611)	(1,871,171)	(201,505)	4,594	(89)
Change in unrealized gain (loss) on investments	235,809	640,960	233	2,884,399	2,332,002	1,132,001	101,826	4,622

Net gain (loss) on investments	90,545	576,080	236	1,353,788	460,831	930,496	106,420	4,533

Reinvested capital gains	-	-	-	4,333	-	15,509	109	-

Net increase (decrease) in contract owners’ equity resulting from operations	$84,208	628,824	191	1,303,673	463,317	893,868	126,668	4,679

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBVI	SBIEP	SBMMP	PROUSN	PROAHY	PROA30	PROBR	PROBL
Reinvested dividends	$55,128	1,543	6	-	92,186	-	-	-
Mortality and expense risk charges (note 2)	(24,176)	(1,118)	(491)	(8,877)	(35,426)	(10,567)	(20,451)	(28,022)

Net investment income (loss)	30,952	425	(485)	(8,877)	56,760	(10,567)	(20,451)	(28,022)

Realized gain (loss) on investments	(49,866)	(2,846)	-	(691,485)	306,723	99,400	(338,070)	346,611
Change in unrealized gain (loss) on investments	163,549	5,132	-	900	86,753	15,406	(179,742)	(1,777)

Net gain (loss) on investments	113,683	2,286	-	(690,585)	393,476	114,806	(517,812)	344,834

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$144,635	2,711	(485)	(699,462)	450,236	104,239	(538,263)	316,812

Investment Activity:	PROEM	PROE30	PROINT	PROJP	PRON	PROOG	PRORRO	PROSEM
Reinvested dividends	$-	4,106	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(35,386)	(3,990)	(9,089)	(1,440)	(11,968)	(11,493)	(6,973)	(5,691)

Net investment income (loss)	(35,386)	116	(9,089)	(1,440)	(11,968)	(11,493)	(6,973)	(5,691)

Realized gain (loss) on investments	559,756	(31,649)	34,419	(42,642)	123,273	104,832	158,367	(112,451)
Change in unrealized gain (loss) on investments	228,699	836	65,322	(167)	13,293	231,347	(53,527)	(15,383)

Net gain (loss) on investments	788,455	(30,813)	99,741	(42,809)	136,566	336,179	104,840	(127,834)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$753,069	(30,697)	90,652	(44,249)	124,598	324,686	97,867	(133,525)

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PROSIN	PROSN	PROGVP	PROUN	RVAAS	RVACS	RVAMS	RSRF
Reinvested dividends	$-	-	13,186	-	34,590	73,992	88,777	-
Mortality and expense risk charges (note 2)	(3,487)	(9,381)	(33,577)	(7,057)	(20,591)	(23,628)	(30,554)	(220,789)

Net investment income (loss)	(3,487)	(9,381)	(20,391)	(7,057)	13,999	50,364	58,223	(220,789)

Realized gain (loss) on investments	(86,569)	(279,184)	(299,122)	254,525	62,742	6,621	(3,312)	3,494,557
Change in unrealized gain (loss) on investments	(373)	(11,873)	25,396	(5,330)	269,713	107,780	277,638	(2,628,818)

Net gain (loss) on investments	(86,942)	(291,057)	(273,726)	249,195	332,455	114,401	274,326	865,739

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,429)	(300,438)	(294,117)	242,138	346,454	164,765	332,549	644,950

Investment Activity:	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$8,819	11,463	29,570	90,952	121,003	-	128,381	-
Mortality and expense risk charges (note 2)	(40,479)	(181,255)	(46,335)	(238,892)	(104,486)	(115,486)	(102,517)	(172,087)

Net investment income (loss)	(31,660)	(169,792)	(16,765)	(147,940)	16,517	(115,486)	25,864	(172,087)

Realized gain (loss) on investments	(29,885)	152,685	41,091	1,117,267	150,656	501,134	673,144	(428,428)
Change in unrealized gain (loss) on investments	107,682	1,539,299	36,851	809,789	685,573	(84,294)	11,757	385,772

Net gain (loss) on investments	77,797	1,691,984	77,942	1,927,056	836,229	416,840	684,901	(42,656)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,137	1,522,192	61,177	1,779,116	852,746	301,354	710,765	(214,743)

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE
Reinvested dividends	$107,133	33,872	-	-	-	57,580	-	42,583
Mortality and expense risk charges (note 2)	(143,798)	(82,054)	(162,813)	(280,371)	(151,120)	(208,957)	(224,576)	(57,114)

Net investment income (loss)	(36,665)	(48,182)	(162,813)	(280,371)	(151,120)	(151,377)	(224,576)	(14,531)

Realized gain (loss) on investments	965,459	1,400,811	(252,490)	(1,479,625)	(1,290,497)	(878,327)	(1,002,476)	(1,558,449)
Change in unrealized gain (loss) on investments	40,377	(97,695)	1,725,046	2,731,660	(1,292,750)	1,619,381	1,976,899	139,585

Net gain (loss) on investments	1,005,836	1,303,116	1,472,556	1,252,035	(2,583,247)	741,054	974,423	(1,418,864)

Reinvested capital gains	-	-	-	-	1,021,245	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$969,171	1,254,934	1,309,743	971,664	(1,713,122)	589,677	749,847	(1,433,395)

Investment Activity:	RFSF	RUGB	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC
Reinvested dividends	$45,482	491,688	26,032	34,494	-	-	-	-
Mortality and expense risk charges (note 2)	(119,242)	(298,040)	(191,161)	(79,854)	(152,231)	(148,876)	(106,841)	(31,589)

Net investment income (loss)	(73,760)	193,648	(165,129)	(45,360)	(152,231)	(148,876)	(106,841)	(31,589)

Realized gain (loss) on investments	(312,020)	(548,214)	478,211	(586,529)	1,200,601	(3,478,804)	(841,720)	(1,103,121)
Change in unrealized gain (loss) on investments	265,622	750,042	(498,658)	(369,865)	(823,460)	(63,101)	(398,858)	7,099

Net gain (loss) on investments	(46,398)	201,828	(20,447)	(956,394)	377,141	(3,541,905)	(1,240,578)	(1,096,022)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(120,158)	395,476	(185,576)	(1,001,754)	224,910	(3,690,781)	(1,347,419)	(1,127,611)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RAF	RVISC	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ
Reinvested dividends	$-	-	-	-	7,034	-	-	17,472
Mortality and expense risk charges (note 2)	(107,574)	(83,406)	(389,621)	(45,273)	(156,013)	(174,228)	(103,469)	(14,990)

Net investment income (loss)	(107,574)	(83,406)	(389,621)	(45,273)	(148,979)	(174,228)	(103,469)	2,482

Realized gain (loss) on investments	(1,912,452)	(2,269,895)	(11,584,956)	477,697	964,360	(1,193,071)	1,203,023	598,799
Change in unrealized gain (loss) on investments	246,336	134,494	(174,054)	39,803	(528,342)	292,179	463,216	(158,950)

Net gain (loss) on investments	(1,666,116)	(2,135,401)	(11,759,010)	517,500	436,018	(900,892)	1,666,239	439,849

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,773,690)	(2,218,807)	(12,148,631)	472,227	287,039	(1,075,120)	1,562,770	442,331

Investment Activity:	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK
Reinvested dividends	$-	-	-	33,090	1,851	294,566	-	-
Mortality and expense risk charges (note 2)	(150,731)	(101,062)	(144,164)	(217,485)	(550,359)	(306,679)	(134,733)	(96,055)

Net investment income (loss)	(150,731)	(101,062)	(144,164)	(184,395)	(548,508)	(12,113)	(134,733)	(96,055)

Realized gain (loss) on investments	75,254	1,816,218	1,758,106	1,942,000	3,804,355	2,876,733	(47,106)	686,760
Change in unrealized gain (loss) on investments	290,175	(363,269)	(159,572)	(215,418)	9,029,474	(374,098)	170,329	192,029

Net gain (loss) on investments	365,429	1,452,949	1,598,534	1,726,582	12,833,829	2,502,635	123,223	878,789

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$214,698	1,351,887	1,454,370	1,542,187	12,285,321	2,490,522	(11,510)	782,734

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL
Reinvested dividends	$-	-	98,596	-	55,254	-	-	-
Mortality and expense risk charges (note 2)	(109,746)	(202,582)	(242,388)	(304,959)	(168,417)	(87,004)	(113,408)	(69,703)

Net investment income (loss)	(109,746)	(202,582)	(143,792)	(304,959)	(113,163)	(87,004)	(113,408)	(69,703)

Realized gain (loss) on investments	1,390,276	2,519,920	1,619,064	4,619,842	1,152,899	513,875	(267,687)	(463,094)
Change in unrealized gain (loss) on investments	150,962	(177,397)	772,611	(1,203,057)	(48,429)	166,591	1,030,042	(126,806)

Net gain (loss) on investments	1,541,238	2,342,523	2,391,675	3,416,785	1,104,470	680,466	762,355	(589,900)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,431,492	2,139,941	2,247,883	3,111,826	991,307	593,462	648,947	(659,603)

Investment Activity:	RTEC	RTEL	RTRF	RUTL	RVWDL	WRASP	NVMM2
Reinvested dividends	$-	63,481	-	310,631	-	13,040	436
Mortality and expense risk charges (note 2)	(192,381)	(41,887)	(116,231)	(142,435)	(24,807)	(94,791)	(3,977,478)

Net investment income (loss)	(192,381)	21,594	(116,231)	168,196	(24,807)	(81,751)	(3,977,042)

Realized gain (loss) on investments	448,974	357,206	49,822	418,111	(456,495)	97,445	-
Change in unrealized gain (loss) on investments	(838,277)	9,218	105,942	(31,948)	173,920	1,594,281	-

Net gain (loss) on investments	(389,303)	366,424	155,764	386,163	(282,575)	1,691,726	-

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(581,684)	388,018	39,533	554,359	(307,382)	1,609,975	(3,977,042)

See accompanying notes to financial statements.

14

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA3		CSCRS		HIBF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,511,069)	(5,664,297)	98,837	-	33,421	-	3,209,591	2,680,364
Realized gain (loss) on investments	8,799,424	(1,724,132)	848	-	52,469	-	7,217,672	1,963,024
Change in unrealized gain (loss) on investments	32,343,120	89,697,232	1,170,134	-	25,477	-	(5,663,213)	7,765,209
Reinvested capital gains	2,560,365	14,026,514	104,974	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,191,840	96,335,317	1,374,793	-	111,367	-	4,764,050	12,408,597

Equity transactions:
Purchase payments received from contract owners (note 3)	198,007,338	186,281,506	1,315,452	-	213,617	-	4,664,774	1,012,095
Transfers between funds	-	-	16,403,971	-	361,171	-	1,219,438	37,842,121
Redemptions (note 3)	(183,843,567)	(161,332,944)	(641,960)	-	(67,487)	-	(4,995,027)	(3,006,274)
Annuity benefits	(346,257)	(403,194)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,721)	(2,046)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,584,182)	(1,913,569)	(2,339)	-	(14)	-	(15,310)	(15,617)
Adjustments to maintain reserves	354,680	(329,216)	(1,644)	-	32	-	(37)	(172)

Net equity transactions	12,586,291	22,300,537	17,073,480	-	507,319	-	873,838	35,832,153

Net change in contract owners’ equity	50,778,131	118,635,854	18,448,273	-	618,686	-	5,637,888	48,240,750
Contract owners’ equity beginning of period	1,061,727,245	943,091,391	-	-	-	-	59,088,133	10,847,383

Contract owners’ equity end of period	$1,112,505,376	1,061,727,245	18,448,273	-	618,686	-	64,726,021	59,088,133

CHANGES IN UNITS:
Beginning units	104,014,346	104,965,971	-	-	-	-	5,140,397	1,358,208
Units purchased	747,467,057	741,616,721	2,468,884	-	122,031	-	9,173,220	7,778,043
Units redeemed	(750,946,107)	(742,568,346)	(748,552)	-	(69,736)	-	(9,253,475)	(3,995,854)

Ending units	100,535,296	104,014,346	1,720,332	-	52,295	-	5,060,142	5,140,397

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM3		NVCRA2		NVCRB2		NVCCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(8,399)	-	(13,505)	-	(2,588)	-	(1,615)	-
Realized gain (loss) on investments	39,527	-	160,324	-	14,452	-	(19,807)	-
Change in unrealized gain (loss) on investments	154,569	-	(8,808)	-	54,881	-	89,786	-
Reinvested capital gains	-	-	44,925	-	-	-	43	-

Net increase (decrease) in contract owners’ equity resulting from operations	185,697	-	182,936	-	66,745	-	68,407	-

Equity transactions:
Purchase payments received from contract owners (note 3)	109,215	-	(310)	-	100	-	372,582	-
Transfers between funds	2,252,126	-	633,668	-	971,103	-	831,704	-
Redemptions (note 3)	(52,585)	-	(180,669)	-	(11,558)	-	(67,964)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,359)	-	-	-	(76)	-	(97)	-
Adjustments to maintain reserves	(3)	-	(4)	-	(10)	-	10	-

Net equity transactions	2,307,394	-	452,685	-	959,559	-	1,136,235	-

Net change in contract owners’ equity	2,493,091	-	635,621	-	1,026,304	-	1,204,642	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,493,091	-	635,621	-	1,026,304	-	1,204,642	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	236,820	-	684,806	-	115,883	-	174,385	-
Units redeemed	(33,080)	-	(626,328)	-	(20,405)	-	(62,609)	-

Ending units	203,740	-	58,478	-	95,478	-	111,776	-

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,649)	-	(9,508)	-	(4,247)	-	(4,163)	-
Realized gain (loss) on investments	35,500	-	50,644	-	23,205	-	68,965	-
Change in unrealized gain (loss) on investments	82,024	-	200,738	-	81,283	-	63,591	-
Reinvested capital gains	47,883	-	-	-	-	-	1,951	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,758	-	241,874	-	100,241	-	130,344	-

Equity transactions:
Purchase payments received from contract owners (note 3)	391,826	-	104,157	-	127,824	-	106,326	-
Transfers between funds	4,760,804	-	2,759,056	-	1,108,423	-	973,221	-
Redemptions (note 3)	(147,779)	-	(96,131)	-	(6,931)	-	(27,406)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,526)	-	(1,131)	-	-	-	(706)	-
Adjustments to maintain reserves	(147)	-	(777)	-	(41)	-	(1)	-

Net equity transactions	5,003,178	-	2,765,174	-	1,229,275	-	1,051,434	-

Net change in contract owners’ equity	5,160,936	-	3,007,048	-	1,329,516	-	1,181,778	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$5,160,936	-	3,007,048	-	1,329,516	-	1,181,778	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	760,414	-	481,814	-	155,461	-	354,923	-
Units redeemed	(263,907)	-	(196,997)	-	(30,661)	-	(243,319)	-

Ending units	496,507	-	284,817	-	124,800	-	111,604	-

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF3		GBF3		GVIDA6		NVDBL6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(987)	(1,061)	390,318	387,688	20,250	(33,869)	(511)	-
Realized gain (loss) on investments	(4,273)	(235,555)	277,618	225,457	(1,203,717)	(2,530,588)	(377)	-
Change in unrealized gain (loss) on investments	42,261	300,928	(1,042,905)	(802,633)	1,809,260	3,435,744	27,697	-
Reinvested capital gains	-	-	1,021,276	315,726	-	263,907	871	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,001	64,312	646,307	126,238	625,793	1,135,194	27,680	-

Equity transactions:
Purchase payments received from contract owners (note 3)	257	11,190	965,493	2,547,297	266,111	16,447	24,000	-
Transfers between funds	115,782	(120,800)	8,072,335	3,517,489	(2,262,182)	1,069,866	532,793	-
Redemptions (note 3)	(147,047)	(80,077)	(3,968,930)	(3,308,628)	(732,062)	(584,575)	(5,297)	-
Annuity benefits	-	-	(14,175)	(15,017)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	(823)	(28,543)	(44,930)	(6,768)	(5,365)	(26)	-
Adjustments to maintain reserves	(943)	(934)	4	(264)	(152)	(117)	(4)	-

Net equity transactions	(31,987)	(191,444)	5,026,184	2,695,947	(2,735,053)	496,256	551,466	-

Net change in contract owners’ equity	5,014	(127,132)	5,672,491	2,822,185	(2,109,260)	1,631,450	579,146	-
Contract owners’ equity beginning of period	285,490	412,622	21,367,205	18,545,020	7,094,389	5,462,939	-	-

Contract owners’ equity end of period	$290,504	285,490	27,039,696	21,367,205	4,985,129	7,094,389	579,146	-

CHANGES IN UNITS:
Beginning units	27,729	50,588	1,651,392	1,445,042	640,695	619,874	-	-
Units purchased	22,394	8,525	1,976,913	1,389,371	252,518	304,929	59,495	-
Units redeemed	(25,022)	(31,384)	(1,607,638)	(1,183,021)	(497,102)	(284,108)	(3,743)	-

Ending units	25,101	27,729	2,020,667	1,651,392	396,111	640,695	55,752	-

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA6		GVIDC6		GVIDM6		GVDMA6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$62	-	149,731	40,857	124,324	10,375	50,524	(11,812)
Realized gain (loss) on investments	4,415	-	278,896	(257,564)	(1,891,335)	(2,260,342)	(1,284,744)	(3,224,810)
Change in unrealized gain (loss) on investments	18,254	-	218,362	860,012	3,651,151	4,540,680	2,181,158	4,634,630
Reinvested capital gains	306	-	63,191	46,683	-	396,491	-	473,288

Net increase (decrease) in contract owners’ equity resulting from operations	23,037	-	710,180	689,988	1,884,140	2,687,204	946,938	1,871,296

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,215,572	1,100,523	925,175	908,168	242,281	411,895
Transfers between funds	266,349	-	5,619,111	4,137,160	3,017,694	2,180,696	(828,758)	99,692
Redemptions (note 3)	(64,720)	-	(2,133,255)	(1,613,545)	(2,907,694)	(2,341,485)	(1,371,408)	(1,601,768)
Annuity benefits	-	-	-	-	(734)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(7,454)	(12,349)	(6,865)	(18,259)	(14,253)	(37,338)
Adjustments to maintain reserves	(11)	-	101	(59)	(840)	(243)	831	(218)

Net equity transactions	201,618	-	4,694,075	3,611,730	1,026,736	728,877	(1,971,307)	(1,127,737)

Net change in contract owners’ equity	224,655	-	5,404,255	4,301,718	2,910,876	3,416,081	(1,024,369)	743,559
Contract owners’ equity beginning of period	-	-	11,706,640	7,404,922	20,285,257	16,869,176	10,674,029	9,930,470

Contract owners’ equity end of period	$224,655	-	17,110,895	11,706,640	23,196,133	20,285,257	9,649,660	10,674,029

CHANGES IN UNITS:
Beginning units	-	-	1,024,761	698,779	1,781,508	1,744,209	940,058	1,069,845
Units purchased	31,102	-	1,946,173	787,979	963,028	668,817	363,747	433,311
Units redeemed	(9,718)	-	(1,517,735)	(461,997)	(884,638)	(631,518)	(541,794)	(563,098)

Ending units	21,384	-	1,453,199	1,024,761	1,859,898	1,781,508	762,011	940,058

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC6		SAM		NVMIG6		GVDIV6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$98,104	23,606	(512)	-	1,827	-	13,566	-
Realized gain (loss) on investments	80,706	(1,081,337)	-	-	14,371	-	16,862	-
Change in unrealized gain (loss) on investments	787,144	1,784,524	-	-	66,693	-	56,792	-
Reinvested capital gains	-	120,647	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	965,954	847,440	(512)	-	82,891	-	87,220	-

Equity transactions:
Purchase payments received from contract owners (note 3)	343,264	1,110,865	-	-	83,623	-	106,113	-
Transfers between funds	6,189,088	1,852,884	66,271	-	1,188,547	-	648,428	-
Redemptions (note 3)	(1,987,795)	(663,638)	(37,477)	-	(25,495)	-	(3,070)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(46)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,566)	(3,579)	-	-	(839)	-	-	-
Adjustments to maintain reserves	(24)	(114)	(5)	-	(43)	-	(16)	-

Net equity transactions	4,535,967	2,296,418	28,743	-	1,245,793	-	751,455	-

Net change in contract owners’ equity	5,501,921	3,143,858	28,231	-	1,328,684	-	838,675	-
Contract owners’ equity beginning of period	9,820,399	6,676,541	-	-	-	-	-	-

Contract owners’ equity end of period	$15,322,320	9,820,399	28,231	-	1,328,684	-	838,675	-

CHANGES IN UNITS:
Beginning units	855,329	657,880	-	-	-	-	-	-
Units purchased	779,277	672,375	6,627	-	125,812	-	89,036	-
Units redeemed	(381,848)	(474,926)	(3,779)	-	(8,297)	-	(10,371)	-

Ending units	1,252,758	855,329	2,848	-	117,515	-	78,665	-

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(747)	-	(372)	-	(7,643)	(5,478)	(2,988)	-
Realized gain (loss) on investments	23,291	-	(598)	-	34,200	9,820	27,158	-
Change in unrealized gain (loss) on investments	(2,769)	-	27,229	-	105,018	119,536	73,338	-
Reinvested capital gains	4,323	-	10,015	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,098	-	36,274	-	131,575	123,878	97,508	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,381	-	68,546	-	257	(53)	3,127	-
Transfers between funds	117,737	-	190,730	-	(39,329)	544,319	1,294,514	-
Redemptions (note 3)	(21,348)	-	(1,469)	-	(83,236)	(58,823)	(77,608)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(5)	-	(36)	(972)	(1,277)	-
Adjustments to maintain reserves	22	-	4	-	(286)	(1,550)	(22)	-

Net equity transactions	100,792	-	257,806	-	(122,630)	482,921	1,218,734	-

Net change in contract owners’ equity	124,890	-	294,080	-	8,945	606,799	1,316,242	-
Contract owners’ equity beginning of period	-	-	-	-	606,799	-	-	-

Contract owners’ equity end of period	$124,890	-	294,080	-	615,744	606,799	1,316,242	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	51,431	-	-	-
Units purchased	89,661	-	31,476	-	3,524	63,337	139,227	-
Units redeemed	(78,626)	-	(4,772)	-	(14,921)	(11,906)	(24,620)	-

Ending units	11,035	-	26,704	-	40,034	51,431	114,607	-

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF3		SCVF3		SCF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$585	-	(3,495)	(3,833)	(5,611)	(3,806)	(23,133)	(17,050)
Realized gain (loss) on investments	21,110	-	2,375	(102,628)	(38,222)	(168,355)	17,530	(678,613)
Change in unrealized gain (loss) on investments	11,904	-	68,599	169,008	243,428	259,722	492,456	1,117,057
Reinvested capital gains	8,646	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,245	-	67,479	62,547	199,595	87,561	486,853	421,394

Equity transactions:
Purchase payments received from contract owners (note 3)	2,694	-	10,244	26,462	3,833	13,073	126,468	45,379
Transfers between funds	236,721	-	217,867	(4,596)	446,929	(63,685)	403,464	469,193
Redemptions (note 3)	(86,848)	-	(5,526)	(82,858)	(77,403)	(45,609)	(215,223)	(273,740)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(528)	-	(14)	(1,730)	(75)	(411)	(2,256)	(3,331)
Adjustments to maintain reserves	(6)	-	(13)	(36)	(62)	(61)	(117)	(99)

Net equity transactions	152,033	-	222,558	(62,758)	373,222	(96,693)	312,336	237,402

Net change in contract owners’ equity	194,278	-	290,037	(211)	572,817	(9,132)	799,189	658,796
Contract owners’ equity beginning of period	-	-	240,314	240,525	480,065	489,197	2,092,955	1,434,159

Contract owners’ equity end of period	$194,278	-	530,351	240,314	1,052,882	480,065	2,892,144	2,092,955

CHANGES IN UNITS:
Beginning units	-	-	28,923	36,528	41,827	53,479	163,471	148,984
Units purchased	40,348	-	39,264	24,494	72,738	12,539	129,044	92,392
Units redeemed	(22,859)	-	(16,563)	(32,099)	(40,802)	(24,191)	(109,933)	(77,905)

Ending units	17,489	-	51,624	28,923	73,763	41,827	182,582	163,471

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVFAD		PMVRSD		PMVEBD		PMVGBD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$112	-	179,243	-	114,421	-	33,776	-
Realized gain (loss) on investments	112,728	-	101,012	-	327,520	-	228,666	-
Change in unrealized gain (loss) on investments	(1,248)	-	299,057	-	(128,985)	-	(111,071)	-
Reinvested capital gains	16,383	-	68,847	-	-	-	125,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,975	-	648,159	-	312,956	-	276,906	-

Equity transactions:
Purchase payments received from contract owners (note 3)	193,158	-	214,221	-	518,550	-	673,063	-
Transfers between funds	1,918,649	-	3,817,549	-	5,515,494	-	4,636,024	-
Redemptions (note 3)	(54,290)	-	(128,131)	-	(247,901)	-	(279,325)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(125)	-	(1,046)	-	(3,891)	-	(2,006)	-
Adjustments to maintain reserves	(116)	-	(33,279)	-	(1,558)	-	(813)	-

Net equity transactions	2,057,276	-	3,869,314	-	5,780,694	-	5,026,943	-

Net change in contract owners’ equity	2,185,251	-	4,517,473	-	6,093,650	-	5,303,849	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,185,251	-	4,517,473	-	6,093,650	-	5,303,849	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	366,882	-	546,874	-	1,310,176	-	905,599	-
Units redeemed	(168,231)	-	(178,306)	-	(735,410)	-	(418,639)	-

Ending units	198,651	-	368,568	-	574,766	-	486,960	-

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVHYD		PIVEM2		PIHYB2		ACVIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$272,095	-	(31,165)	-	40,171	-	4,701	89,636
Realized gain (loss) on investments	235,771	-	418,055	-	138,990	-	(674,547)	(844,743)
Change in unrealized gain (loss) on investments	99,800	-	319,348	-	88,290	-	1,100,033	1,130,114
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	607,666	-	706,238	-	267,451	-	430,187	375,007

Equity transactions:
Purchase payments received from contract owners (note 3)	337,270	-	358,239	-	90,508	-	321,117	33,901
Transfers between funds	11,084,623	-	5,969,932	-	3,175,839	-	1,028,940	170,323
Redemptions (note 3)	(303,829)	-	(192,309)	-	(262,145)	-	(658,040)	(267,359)
Annuity benefits	-	-	-	-	-	-	(1,461)	(1,380)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,523)	-	(2,099)	-	(5,324)	-	(2,288)	(5,506)
Adjustments to maintain reserves	(4,112)	-	(78)	-	709	-	(2)	(76)

Net equity transactions	11,110,429	-	6,133,685	-	2,999,587	-	688,266	(70,097)

Net change in contract owners’ equity	11,718,095	-	6,839,923	-	3,267,038	-	1,118,453	304,910
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,336,506	3,031,596

Contract owners’ equity end of period	$11,718,095	-	6,839,923	-	3,267,038	-	4,454,959	3,336,506

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	324,541	343,435
Units purchased	2,536,709	-	1,316,255	-	724,379	-	213,356	104,533
Units redeemed	(1,429,221)	-	(705,134)	-	(438,247)	-	(154,213)	(123,427)

Ending units	1,107,488	-	611,121	-	286,132	-	383,684	324,541

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU3		ACVV3		FQB		FC2R
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,337)	(8,865)	52,744	234,419	(45)	-	(54,448)	(56,089)
Realized gain (loss) on investments	(145,264)	(143,126)	(64,880)	(2,566,225)	3	-	(1,530,611)	(6,138,297)
Change in unrealized gain (loss) on investments	235,809	364,290	640,960	3,030,183	233	-	2,884,399	9,466,960
Reinvested capital gains	-	-	-	-	-	-	4,333	3,041

Net increase (decrease) in contract owners’ equity resulting from operations	84,208	212,299	628,824	698,377	191	-	1,303,673	3,275,615

Equity transactions:
Purchase payments received from contract owners (note 3)	-	9,133	571,701	100,389	-	-	162,730	79,455
Transfers between funds	(6,354)	43,312	1,599,490	(191,160)	4,551	-	(1,573,979)	(2,146,268)
Redemptions (note 3)	(117,305)	(82,881)	(916,144)	(790,488)	-	-	(1,990,301)	(1,846,769)
Annuity benefits	-	-	(1,804)	(1,667)	-	-	(1,970)	(1,790)
Contract maintenance charges (note 2)	-	-	-	-	(12)	-	-	-
Contingent deferred sales charges (note 2)	(249)	(3,396)	(5,881)	(18,159)	-	-	(8,082)	(33,418)
Adjustments to maintain reserves	(19)	(82)	(987)	(227)	(5)	-	1,525	(63)

Net equity transactions	(123,927)	(33,914)	1,246,375	(901,312)	4,534	-	(3,410,077)	(3,948,853)

Net change in contract owners’ equity	(39,719)	178,385	1,875,199	(202,935)	4,725	-	(2,106,404)	(673,238)
Contract owners’ equity beginning of period	859,093	680,708	5,723,758	5,926,693	-	-	12,378,584	13,051,822

Contract owners’ equity end of period	$819,374	859,093	7,598,957	5,723,758	4,725	-	10,272,180	12,378,584

CHANGES IN UNITS:
Beginning units	91,946	96,850	481,074	586,741	-	-	908,969	1,277,175
Units purchased	17,664	24,630	444,244	226,112	304	-	216,637	303,164
Units redeemed	(33,252)	(29,534)	(355,821)	(331,779)	(1)	-	(473,792)	(671,370)

Ending units	76,358	91,946	569,497	481,074	303	-	651,814	908,969

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2R		FG2R		FTVFA2		SBTRP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,486	24,252	(52,137)	(52,563)	20,139	-	146	23
Realized gain (loss) on investments	(1,871,171)	(1,907,183)	(201,505)	(1,007,884)	4,594	-	(89)	(167)
Change in unrealized gain (loss) on investments	2,332,002	2,934,285	1,132,001	1,989,360	101,826	-	4,622	6,868
Reinvested capital gains	-	-	15,509	3,210	109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	463,317	1,051,354	893,868	932,123	126,668	-	4,679	6,724

Equity transactions:
Purchase payments received from contract owners (note 3)	64,268	132,281	72,722	59,161	335,391	-	-	-
Transfers between funds	576,496	(567,282)	1,286,787	418,704	1,111,222	-	-	-
Redemptions (note 3)	(1,041,057)	(706,912)	(579,559)	(397,925)	(40,125)	-	-	-
Annuity benefits	(1,649)	(1,514)	(1,716)	(1,551)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11)	(10)
Contingent deferred sales charges (note 2)	(7,433)	(15,549)	(4,722)	(7,199)	(52)	-	-	-
Adjustments to maintain reserves	(195)	(37)	105	9	(27)	-	12	9

Net equity transactions	(409,570)	(1,159,013)	773,617	71,199	1,406,409	-	1	(1)

Net change in contract owners’ equity	53,747	(107,659)	1,667,485	1,003,322	1,533,077	-	4,680	6,723
Contract owners’ equity beginning of period	5,002,466	5,110,125	3,938,693	2,935,371	-	-	31,016	24,293

Contract owners’ equity end of period	$5,056,213	5,002,466	5,606,178	3,938,693	1,533,077	-	35,696	31,016

CHANGES IN UNITS:
Beginning units	489,408	640,409	445,278	418,788	-	-	1,436	1,436
Units purchased	329,560	127,131	380,946	268,618	181,962	-	-	-
Units redeemed	(381,565)	(278,132)	(307,721)	(242,128)	(38,899)	-	-	-

Ending units	437,403	489,408	518,503	445,278	143,063	-	1,436	1,436

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVI		SBIEP		SBMMP		PROUSN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,952	10,972	425	(163)	(485)	(1,765)	(8,877)	-
Realized gain (loss) on investments	(49,866)	(326,546)	(2,846)	(41,040)	-	-	(691,485)	-
Change in unrealized gain (loss) on investments	163,549	714,136	5,132	59,754	-	-	900	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	144,635	398,562	2,711	18,551	(485)	(1,765)	(699,462)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	26,203	-
Transfers between funds	2,063	(277,391)	20,284	(14,415)	(93,169)	291,806	823,272	-
Redemptions (note 3)	(92,306)	(253,825)	-	-	(101,139)	(189,763)	(72,647)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,525)	(1,873)	(30)	(22)	(97)	(141)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(5,192)	-
Adjustments to maintain reserves	7	(74)	1	(3)	(2)	4	1,095	-

Net equity transactions	(91,761)	(533,163)	20,255	(14,440)	(194,407)	101,906	772,731	-

Net change in contract owners’ equity	52,874	(134,601)	22,966	4,111	(194,892)	100,141	73,269	-
Contract owners’ equity beginning of period	1,906,211	2,040,812	76,194	72,083	194,892	94,751	-	-

Contract owners’ equity end of period	$1,959,085	1,906,211	99,160	76,194	-	194,892	73,269	-

CHANGES IN UNITS:
Beginning units	250,350	329,358	6,609	7,937	14,536	6,991	-	-
Units purchased	258	-	1,796	-	-	21,648	2,873,612	-
Units redeemed	(12,465)	(79,008)	(3)	(1,328)	(14,536)	(14,103)	(2,863,649)	-

Ending units	238,143	250,350	8,402	6,609	-	14,536	9,963	-

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PROAHY		PROA30		PROBR		PROBL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$56,760	-	(10,567)	-	(20,451)	-	(28,022)	-
Realized gain (loss) on investments	306,723	-	99,400	-	(338,070)	-	346,611	-
Change in unrealized gain (loss) on investments	86,753	-	15,406	-	(179,742)	-	(1,777)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	450,236	-	104,239	-	(538,263)	-	316,812	-

Equity transactions:
Purchase payments received from contract owners (note 3)	43,687	-	131,865	-	24,652	-	968,540	-
Transfers between funds	5,836,710	-	5,214,420	-	3,950,141	-	3,017,614	-
Redemptions (note 3)	(270,856)	-	(110,247)	-	(85,830)	-	(334,733)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,740)	-	(1,311)	-	(2,449)	-	(17,398)	-
Adjustments to maintain reserves	(489)	-	(59)	-	7,154	-	(19,488)	-

Net equity transactions	5,605,312	-	5,234,668	-	3,893,668	-	3,614,535	-

Net change in contract owners’ equity	6,055,548	-	5,338,907	-	3,355,405	-	3,931,347	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$6,055,548	-	5,338,907	-	3,355,405	-	3,931,347	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	3,011,140	-	1,299,209	-	1,772,129	-	4,560,968	-
Units redeemed	(2,454,256)	-	(818,480)	-	(1,398,145)	-	(4,180,968)	-

Ending units	556,884	-	480,729	-	373,984	-	380,000	-

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PROEM		PROE30		PROINT		PROJP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(35,386)	-	116	-	(9,089)	-	(1,440)	-
Realized gain (loss) on investments	559,756	-	(31,649)	-	34,419	-	(42,642)	-
Change in unrealized gain (loss) on investments	228,699	-	836	-	65,322	-	(167)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	753,069	-	(30,697)	-	90,652	-	(44,249)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	456,298	-	7,396	-	16,373	-	19	-
Transfers between funds	5,873,702	-	194,330	-	2,508,419	-	539,195	-
Redemptions (note 3)	(254,038)	-	(33,915)	-	(55,856)	-	(2,643)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,438)	-	(165)	-	(515)	-	(6)	-
Adjustments to maintain reserves	(618)	-	(183)	-	(31)	-	(11)	-

Net equity transactions	6,071,906	-	167,463	-	2,468,390	-	536,554	-

Net change in contract owners’ equity	6,824,975	-	136,766	-	2,559,042	-	492,305	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$6,824,975	-	136,766	-	2,559,042	-	492,305	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,235,942	-	432,023	-	604,594	-	1,450,528	-
Units redeemed	(1,615,656)	-	(419,088)	-	(368,912)	-	(1,395,346)	-

Ending units	620,286	-	12,935	-	235,682	-	55,182	-

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PRON		PROOG		PRORRO		PROSEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,968)	-	(11,493)	-	(6,973)	-	(5,691)	-
Realized gain (loss) on investments	123,273	-	104,832	-	158,367	-	(112,451)	-
Change in unrealized gain (loss) on investments	13,293	-	231,347	-	(53,527)	-	(15,383)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,598	-	324,686	-	97,867	-	(133,525)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	354,603	-	268,603	-	216,745	-	1,307	-
Transfers between funds	1,023,338	-	5,450,093	-	2,470,867	-	482,535	-
Redemptions (note 3)	(74,332)	-	(57,209)	-	(257,026)	-	(9,511)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,753)	-	(279)	-	(11,144)	-	(342)	-
Adjustments to maintain reserves	(3,534)	-	(21,542)	-	(1,401)	-	(2,100)	-

Net equity transactions	1,298,322	-	5,639,666	-	2,418,041	-	471,889	-

Net change in contract owners’ equity	1,422,920	-	5,964,352	-	2,515,908	-	338,364	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$1,422,920	-	5,964,352	-	2,515,908	-	338,364	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,007,380	-	930,247	-	1,401,241	-	1,327,708	-
Units redeemed	(1,874,969)	-	(390,680)	-	(1,115,616)	-	(1,286,977)	-

Ending units	132,411	-	539,567	-	285,625	-	40,731	-

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PROSIN		PROSN		PROGVP		PROUN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,487)	-	(9,381)	-	(20,391)	-	(7,057)	-
Realized gain (loss) on investments	(86,569)	-	(279,184)	-	(299,122)	-	254,525	-
Change in unrealized gain (loss) on investments	(373)	-	(11,873)	-	25,396	-	(5,330)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,429)	-	(300,438)	-	(294,117)	-	242,138	-

Equity transactions:
Purchase payments received from contract owners (note 3)	19,236	-	13,176	-	414,833	-	7,370	-
Transfers between funds	99,936	-	1,132,387	-	2,549,110	-	410,245	-
Redemptions (note 3)	(5,101)	-	(57,235)	-	(607,419)	-	(33,607)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	-	(1,313)	-	(5,267)	-	(856)	-
Adjustments to maintain reserves	1,526	-	(19)	-	(122)	-	(238)	-

Net equity transactions	115,576	-	1,086,996	-	2,351,135	-	382,914	-

Net change in contract owners’ equity	25,147	-	786,558	-	2,057,018	-	625,052	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$25,147	-	786,558	-	2,057,018	-	625,052	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	806,862	-	955,144	-	2,650,904	-	1,173,828	-
Units redeemed	(803,912)	-	(864,274)	-	(2,455,615)	-	(1,118,836)	-

Ending units	2,950	-	90,870	-	195,289	-	54,992	-

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVAAS		RVACS		RVAMS		RSRF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,999	-	50,364	-	58,223	-	(220,789)	(321,503)
Realized gain (loss) on investments	62,742	-	6,621	-	(3,312)	-	3,494,557	(9,463,759)
Change in unrealized gain (loss) on investments	269,713	-	107,780	-	277,638	-	(2,628,818)	14,413,766
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	346,454	-	164,765	-	332,549	-	644,950	4,628,504

Equity transactions:
Purchase payments received from contract owners (note 3)	53,675	-	175,929	-	154,069	-	1,122,673	1,270,939
Transfers between funds	4,690,683	-	2,702,248	-	4,340,929	-	(6,574,995)	(2,123,084)
Redemptions (note 3)	(467,146)	-	(63,133)	-	(151,906)	-	(2,466,837)	(4,066,554)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,013)	-	(41)	-	(3,199)	-	(32,525)	(65,420)
Adjustments to maintain reserves	(625)	-	(370)	-	(2,742)	-	34,242	(4,242)

Net equity transactions	4,275,574	-	2,814,633	-	4,337,151	-	(7,917,442)	(4,988,361)

Net change in contract owners’ equity	4,622,028	-	2,979,398	-	4,669,700	-	(7,272,492)	(359,857)
Contract owners’ equity beginning of period	-	-	-	-	-	-	19,107,329	19,467,186

Contract owners’ equity end of period	$4,622,028	-	2,979,398	-	4,669,700	-	11,834,837	19,107,329

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,646,126	2,101,946
Units purchased	551,180	-	464,309	-	507,347	-	1,603,838	1,815,660
Units redeemed	(106,143)	-	(171,708)	-	(46,664)	-	(2,304,566)	(2,271,480)

Ending units	445,037	-	292,601	-	460,683	-	945,398	1,646,126

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVASA		RVAMR		RBKF		RBMF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(31,660)	(16,539)	(169,792)	(53,344)	(16,765)	137,669	(147,940)	(206,311)
Realized gain (loss) on investments	(29,885)	25,872	152,685	(2,493,176)	41,091	(911,154)	1,117,267	4,244,885
Change in unrealized gain (loss) on investments	107,682	17,862	1,539,299	4,697,970	36,851	(23,255)	809,789	688,949
Reinvested capital gains	-	-	-	-	-	-	-	682,924

Net increase (decrease) in contract owners’ equity resulting from operations	46,137	27,195	1,522,192	2,151,450	61,177	(796,740)	1,779,116	5,410,447

Equity transactions:
Purchase payments received from contract owners (note 3)	573,910	1,188,461	731,122	444,470	275,978	917,675	551,737	686,900
Transfers between funds	1,689,691	320,454	2,455,713	1,758,616	752,771	(13,085,425)	(5,177,015)	14,236,477
Redemptions (note 3)	(174,591)	(82,878)	(1,063,901)	(1,001,272)	(227,277)	(924,177)	(2,594,479)	(2,292,786)
Annuity benefits	-	-	-	-	-	-	(7,554)	(6,285)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,522)	(2,008)	(9,866)	(12,163)	(1,904)	(20,246)	(19,083)	(22,568)
Adjustments to maintain reserves	43	(49)	2,733	(317)	70,006	(39,759)	(4,180)	615

Net equity transactions	2,086,531	1,423,980	2,115,801	1,189,334	869,574	(13,151,932)	(7,250,574)	12,602,353

Net change in contract owners’ equity	2,132,668	1,451,175	3,637,993	3,340,784	930,751	(13,948,672)	(5,471,458)	18,012,800
Contract owners’ equity beginning of period	1,525,923	74,748	9,893,619	6,552,835	1,815,371	15,764,043	24,986,294	6,973,494

Contract owners’ equity end of period	$3,658,591	1,525,923	13,531,612	9,893,619	2,746,122	1,815,371	19,514,836	24,986,294

CHANGES IN UNITS:
Beginning units	155,760	7,573	1,152,844	1,041,892	292,935	2,475,430	1,278,562	541,731
Units purchased	600,892	312,243	1,161,420	1,515,558	11,163,829	14,140,431	5,750,355	5,551,614
Units redeemed	(376,094)	(164,056)	(929,536)	(1,404,606)	(11,056,246)	(16,322,926)	(6,228,989)	(4,814,783)

Ending units	380,558	155,760	1,384,728	1,152,844	400,518	292,935	799,928	1,278,562

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVBER		RBF		RVCLR		RVCMD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$16,517	34,750	(115,486)	(211,032)	25,864	86,368	(172,087)	33,707
Realized gain (loss) on investments	150,656	(756,634)	501,134	155,283	673,144	120,825	(428,428)	(8,441,033)
Change in unrealized gain (loss) on investments	685,573	1,507,176	(84,294)	(167,912)	11,757	547,588	385,772	9,539,055
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	852,746	785,292	301,354	(223,661)	710,765	754,781	(214,743)	1,131,729

Equity transactions:
Purchase payments received from contract owners (note 3)	265,055	206,169	406,720	781,689	681,220	474,309	1,080,353	1,837,607
Transfers between funds	2,620,553	2,181,419	(1,947,716)	(17,887,118)	866,268	4,934,758	(5,749,014)	4,708,757
Redemptions (note 3)	(661,391)	(570,810)	(920,783)	(1,714,129)	(929,657)	(645,744)	(1,406,748)	(2,126,851)
Annuity benefits	-	-	(2,163)	(1,927)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,831)	(10,813)	(5,963)	(18,475)	(16,015)	(20,787)	(31,367)	(60,169)
Adjustments to maintain reserves	853	(353)	65,831	2,117	396	(250)	5,108	(918)

Net equity transactions	2,214,239	1,805,612	(2,404,074)	(18,837,843)	602,212	4,742,286	(6,101,668)	4,358,426

Net change in contract owners’ equity	3,066,985	2,590,904	(2,102,720)	(19,061,504)	1,312,977	5,497,067	(6,316,411)	5,490,155
Contract owners’ equity beginning of period	4,864,031	2,273,127	6,244,663	25,306,167	6,762,244	1,265,177	15,641,976	10,151,821

Contract owners’ equity end of period	$7,931,016	4,864,031	4,141,943	6,244,663	8,075,221	6,762,244	9,325,565	15,641,976

CHANGES IN UNITS:
Beginning units	595,725	371,153	674,210	3,205,648	775,677	175,719	3,091,102	2,197,097
Units purchased	891,289	449,055	8,227,352	8,843,101	1,356,979	1,184,459	4,033,267	6,390,482
Units redeemed	(623,613)	(224,483)	(8,500,638)	(11,374,539)	(1,286,269)	(584,501)	(5,409,332)	(5,496,477)

Ending units	863,401	595,725	400,924	674,210	846,387	775,677	1,715,037	3,091,102

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RCPF		RVLDD		RVDFA		RVDSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(36,665)	27,478	(48,182)	(138,239)	(162,813)	-	(280,371)	-
Realized gain (loss) on investments	965,459	750,679	1,400,811	236,735	(252,490)	-	(1,479,625)	-
Change in unrealized gain (loss) on investments	40,377	178,368	(97,695)	(287,198)	1,725,046	-	2,731,660	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	969,171	956,525	1,254,934	(188,702)	1,309,743	-	971,664	-

Equity transactions:
Purchase payments received from contract owners (note 3)	223,084	391,329	968,498	568,980	2,027,988	-	2,771,117	-
Transfers between funds	(5,853,010)	(4,676,970)	(3,057,520)	(4,360,172)	19,036,347	-	38,156,910	-
Redemptions (note 3)	(2,013,781)	(1,291,320)	(944,666)	(2,592,747)	(1,533,484)	-	(6,474,922)	-
Annuity benefits	(4,162)	(3,524)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,024)	(16,267)	(21,451)	(13,548)	(7,449)	-	(6,562)	-
Adjustments to maintain reserves	(11,691)	(790)	94,557	4,238	(770)	-	(51,931)	-

Net equity transactions	(7,676,584)	(5,597,542)	(2,960,582)	(6,393,249)	19,522,632	-	34,394,612	-

Net change in contract owners’ equity	(6,707,413)	(4,641,017)	(1,705,648)	(6,581,951)	20,832,375	-	35,366,276	-
Contract owners’ equity beginning of period	13,010,447	17,651,464	9,238,924	15,820,875	-	-	-	-

Contract owners’ equity end of period	$6,303,034	13,010,447	7,533,276	9,238,924	20,832,375	-	35,366,276	-

CHANGES IN UNITS:
Beginning units	906,887	1,447,943	1,297,103	3,022,231	-	-	-	-
Units purchased	5,454,130	2,963,660	12,256,037	20,558,994	2,924,274	-	5,555,404	-
Units redeemed	(5,986,278)	(3,504,716)	(12,687,636)	(22,284,122)	(795,113)	-	(1,859,887)	-

Ending units	374,739	906,887	865,504	1,297,103	2,129,161	-	3,695,517	-

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RELF		RENF		RESF		RLCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(151,120)	(181,242)	(151,377)	(218,129)	(224,576)	(291,312)	(14,531)	86,856
Realized gain (loss) on investments	(1,290,497)	4,868,646	(878,327)	1,760,115	(1,002,476)	304,429	(1,558,449)	1,922,910
Change in unrealized gain (loss) on investments	(1,292,750)	1,284,230	1,619,381	1,196,437	1,976,899	6,345,363	139,585	(451,401)
Reinvested capital gains	1,021,245	-	-	1,431,616	-	1,292,442	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,713,122)	5,971,634	589,677	4,170,039	749,847	7,650,922	(1,433,395)	1,558,365

Equity transactions:
Purchase payments received from contract owners (note 3)	234,174	585,462	1,200,295	1,411,585	534,547	1,388,264	263,972	248,940
Transfers between funds	(7,068,713)	10,675,554	(3,892,220)	5,062,556	(5,802,613)	6,499,292	(4,438,005)	1,138,021
Redemptions (note 3)	(1,724,241)	(1,687,416)	(1,872,259)	(1,768,010)	(1,544,603)	(2,044,882)	(416,936)	(894,332)
Annuity benefits	(304)	(272)	(26,112)	(26,758)	(12,232)	(13,118)	(2,933)	(3,130)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,496)	(17,111)	(18,531)	(24,245)	(14,973)	(24,157)	(2,055)	(6,786)
Adjustments to maintain reserves	9,281	(3,903)	(13,913)	(6,742)	(29,358)	(9,676)	35,546	(2,770)

Net equity transactions	(8,569,299)	9,552,314	(4,622,740)	4,648,386	(6,869,232)	5,795,723	(4,560,411)	479,943

Net change in contract owners’ equity	(10,282,421)	15,523,948	(4,033,063)	8,818,425	(6,119,385)	13,446,645	(5,993,806)	2,038,308
Contract owners’ equity beginning of period	16,009,600	485,652	18,185,943	9,367,518	22,353,097	8,906,452	9,114,516	7,076,208

Contract owners’ equity end of period	$5,727,179	16,009,600	14,152,880	18,185,943	16,233,712	22,353,097	3,120,710	9,114,516

CHANGES IN UNITS:
Beginning units	2,106,765	106,957	918,673	637,157	1,013,485	639,951	822,161	843,627
Units purchased	17,553,692	13,244,934	3,977,664	4,333,207	4,073,415	4,796,010	6,088,429	5,536,500
Units redeemed	(18,973,397)	(11,245,126)	(4,291,560)	(4,051,691)	(4,498,115)	(4,422,476)	(6,593,921)	(5,557,966)

Ending units	687,060	2,106,765	604,777	918,673	588,785	1,013,485	316,669	822,161

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RFSF		RUGB		RHCF		RVIRO
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(73,760)	45,881	193,648	137,318	(165,129)	(213,243)	(45,360)	(40,566)
Realized gain (loss) on investments	(312,020)	2,262,604	(548,214)	(7,777,503)	478,211	311,226	(586,529)	327,712
Change in unrealized gain (loss) on investments	265,622	705,401	750,042	(8,345,610)	(498,658)	1,612,272	(369,865)	262,966
Reinvested capital gains	-	-	-	7,645,881	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(120,158)	3,013,886	395,476	(8,339,914)	(185,576)	1,710,255	(1,001,754)	550,112

Equity transactions:
Purchase payments received from contract owners (note 3)	322,073	499,259	1,187,004	343,385	432,538	629,060	584,189	590,184
Transfers between funds	(8,427,757)	8,280,119	(5,517,068)	(7,819,418)	(9,218,014)	(5,834,158)	(5,065,723)	2,498,944
Redemptions (note 3)	(1,336,500)	(1,270,385)	(2,982,655)	(2,452,892)	(1,721,888)	(1,725,319)	(625,168)	(434,947)
Annuity benefits	(1,193)	(987)	-	-	(11,457)	(10,213)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,087)	(20,650)	(22,256)	(24,638)	(12,614)	(17,070)	(5,237)	(2,504)
Adjustments to maintain reserves	45,169	(147)	(3,612)	(41,120)	5,679	11,387	4,818	(159)

Net equity transactions	(9,409,295)	7,487,209	(7,338,587)	(9,994,683)	(10,525,756)	(6,946,313)	(5,107,121)	2,651,518

Net change in contract owners’ equity	(9,529,453)	10,501,095	(6,943,111)	(18,334,597)	(10,711,332)	(5,236,058)	(6,108,875)	3,201,630
Contract owners’ equity beginning of period	14,548,386	4,047,291	15,740,365	34,074,962	16,420,447	21,656,505	9,544,345	6,342,715

Contract owners’ equity end of period	$5,018,933	14,548,386	8,797,254	15,740,365	5,709,115	16,420,447	3,435,470	9,544,345

CHANGES IN UNITS:
Beginning units	2,028,811	654,279	1,282,305	1,869,412	1,509,956	2,444,993	1,166,081	992,693
Units purchased	8,644,148	7,207,350	18,656,285	17,509,582	9,141,001	7,250,008	1,046,068	2,494,876
Units redeemed	(10,064,554)	(5,832,818)	(19,281,430)	(18,096,689)	(10,159,765)	(8,185,045)	(1,781,920)	(2,321,488)

Ending units	608,405	2,028,811	657,160	1,282,305	491,192	1,509,956	430,229	1,166,081

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RINF		RVIDD		RJNF		RVIMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,231)	(202,942)	(148,876)	(158,094)	(106,841)	(138,137)	(31,589)	(41,459)
Realized gain (loss) on investments	1,200,601	5,082,467	(3,478,804)	(8,119,811)	(841,720)	759,360	(1,103,121)	(1,449,812)
Change in unrealized gain (loss) on investments	(823,460)	1,213,636	(63,101)	648,990	(398,858)	285,961	7,099	430,139
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	224,910	6,093,161	(3,690,781)	(7,628,915)	(1,347,419)	907,184	(1,127,611)	(1,061,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	301,968	759,245	388,110	532,647	794,132	1,049,513	95,350	99,014
Transfers between funds	(9,038,564)	15,329,348	3,612,323	11,002,120	(2,906,173)	5,647,080	1,244,498	(1,433,906)
Redemptions (note 3)	(1,845,482)	(1,782,041)	(673,147)	(890,706)	(687,061)	(859,826)	(358,034)	(212,518)
Annuity benefits	(4,982)	(4,011)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,197)	(21,985)	(11,422)	(19,822)	(7,500)	(13,357)	(1,883)	(1,902)
Adjustments to maintain reserves	3,487	(1,143)	4,985	(11,495)	(4,884)	(34)	1,372	(1,408)

Net equity transactions	(10,597,770)	14,279,413	3,320,849	10,612,744	(2,811,486)	5,823,376	981,303	(1,550,720)

Net change in contract owners’ equity	(10,372,860)	20,372,574	(369,932)	2,983,829	(4,158,905)	6,730,560	(146,308)	(2,611,852)
Contract owners’ equity beginning of period	21,075,745	703,171	7,772,810	4,788,981	10,920,647	4,190,087	1,418,650	4,030,502

Contract owners’ equity end of period	$10,702,885	21,075,745	7,402,878	7,772,810	6,761,742	10,920,647	1,272,342	1,418,650

CHANGES IN UNITS:
Beginning units	1,463,762	76,853	1,494,684	499,333	1,665,991	747,249	234,253	424,757
Units purchased	3,861,258	4,845,216	31,701,767	20,950,272	14,316,810	22,945,281	3,712,486	5,134,105
Units redeemed	(4,713,403)	(3,458,307)	(31,160,704)	(19,954,921)	(14,789,977)	(22,026,539)	(3,663,227)	(5,324,609)

Ending units	611,617	1,463,762	2,035,747	1,494,684	1,192,824	1,665,991	283,512	234,253

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RAF		RVISC		RUF		RLCJ
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(107,574)	(97,524)	(83,406)	(76,526)	(389,621)	(359,717)	(45,273)	(39,853)
Realized gain (loss) on investments	(1,912,452)	(4,454,004)	(2,269,895)	(3,235,124)	(11,584,956)	(7,694,221)	477,697	956,058
Change in unrealized gain (loss) on investments	246,336	(191,640)	134,494	8,043	(174,054)	(60,535)	39,803	(308,608)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,773,690)	(4,743,168)	(2,218,807)	(3,303,607)	(12,148,631)	(8,114,473)	472,227	607,597

Equity transactions:
Purchase payments received from contract owners (note 3)	270,706	118,493	498,011	119,324	1,064,432	1,107,848	217,446	216,421
Transfers between funds	(1,602,947)	9,515,186	41,705	6,772,178	11,950,448	14,982,789	123,781	(1,943,294)
Redemptions (note 3)	(1,076,666)	(676,156)	(770,891)	(421,538)	(3,983,144)	(2,332,123)	(246,332)	(566,982)
Annuity benefits	-	-	-	-	(184)	(230)	(1,082)	(947)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,498)	(5,693)	(12,029)	(2,620)	(32,419)	(17,189)	(3,617)	(3,020)
Adjustments to maintain reserves	7,790	(58,932)	(7,233)	(3,688)	24,098	(22,096)	40,351	(1,101)

Net equity transactions	(2,414,615)	8,892,898	(250,437)	6,463,656	9,023,231	13,718,999	130,547	(2,298,923)

Net change in contract owners’ equity	(4,188,305)	4,149,730	(2,469,244)	3,160,049	(3,125,400)	5,604,526	602,774	(1,691,326)
Contract owners’ equity beginning of period	7,954,958	3,805,228	6,121,445	2,961,396	12,993,536	7,389,010	3,356,358	5,047,684

Contract owners’ equity end of period	$3,766,653	7,954,958	3,652,201	6,121,445	9,868,136	12,993,536	3,959,132	3,356,358

CHANGES IN UNITS:
Beginning units	2,220,914	627,733	1,031,856	329,174	2,056,718	839,808	371,247	677,085
Units purchased	46,000,463	49,191,187	31,941,196	26,763,079	63,730,634	41,251,673	6,765,743	7,852,803
Units redeemed	(46,888,899)	(47,598,006)	(32,141,872)	(26,060,397)	(63,881,469)	(40,034,763)	(6,753,500)	(8,158,641)

Ending units	1,332,478	2,220,914	831,180	1,031,856	1,905,883	2,056,718	383,490	371,247

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RLF		RVMFU		RMED		RVCEQ
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(148,979)	(92,023)	(174,228)	(166,565)	(103,469)	(70,646)	2,482	(27,905)
Realized gain (loss) on investments	964,360	825,857	(1,193,071)	(502,852)	1,203,023	1,149,131	598,799	127,350
Change in unrealized gain (loss) on investments	(528,342)	1,302,072	292,179	(170,545)	463,216	(372,660)	(158,950)	381,648
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	287,039	2,035,906	(1,075,120)	(839,962)	1,562,770	705,825	442,331	481,093

Equity transactions:
Purchase payments received from contract owners (note 3)	234,771	124,895	2,474,132	5,069,133	437,496	389,251	11,862	31,287
Transfers between funds	(1,689,706)	8,896,311	(7,546,460)	10,568,923	3,414,560	(1,842,681)	(2,190,883)	158,893
Redemptions (note 3)	(2,121,928)	(836,054)	(1,504,542)	(1,510,694)	(1,266,270)	(872,455)	(186,234)	(153,370)
Annuity benefits	(3,479)	(2,582)	-	-	(2,016)	(1,612)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18,230)	(7,341)	(19,487)	(16,790)	(8,944)	(12,937)	(1,595)	(2,007)
Adjustments to maintain reserves	(68,638)	(302)	(3,399)	(1,765)	(38,508)	21	8,093	(103)

Net equity transactions	(3,667,210)	8,174,927	(6,599,756)	14,108,807	2,536,318	(2,340,413)	(2,358,757)	34,700

Net change in contract owners’ equity	(3,380,171)	10,210,833	(7,674,876)	13,268,845	4,099,088	(1,634,588)	(1,916,426)	515,793
Contract owners’ equity beginning of period	10,665,783	454,950	15,154,726	1,885,881	6,124,373	7,758,961	1,916,426	1,400,633

Contract owners’ equity end of period	$7,285,612	10,665,783	7,479,850	15,154,726	10,223,461	6,124,373	-	1,916,426

CHANGES IN UNITS:
Beginning units	921,523	50,985	1,649,444	193,966	442,029	837,538	244,485	222,483
Units purchased	4,429,102	1,845,846	1,878,901	3,360,230	4,953,559	4,162,227	325,833	805,772
Units redeemed	(4,868,406)	(975,308)	(2,672,409)	(1,904,752)	(4,843,161)	(4,557,736)	(570,318)	(783,770)

Ending units	482,219	921,523	855,936	1,649,444	552,427	442,029	-	244,485

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVARS		RVF		ROF		RNF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(150,731)	(45,834)	(101,062)	(150,973)	(144,164)	(173,393)	(184,395)	(86,905)
Realized gain (loss) on investments	75,254	(2,619,427)	1,816,218	6,773,872	1,758,106	4,029,792	1,942,000	3,892,643
Change in unrealized gain (loss) on investments	290,175	2,233,681	(363,269)	251,066	(159,572)	425,051	(215,418)	935,014
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	214,698	(431,580)	1,351,887	6,873,965	1,454,370	4,281,450	1,542,187	4,740,752

Equity transactions:
Purchase payments received from contract owners (note 3)	1,319,339	1,236,133	829,174	619,844	226,067	313,018	205,984	392,871
Transfers between funds	(5,447,905)	(6,824,496)	(1,692,832)	(6,175,054)	(2,632,685)	5,242,342	(9,203,229)	3,995,915
Redemptions (note 3)	(1,771,285)	(1,788,150)	(941,117)	(1,091,871)	(1,526,832)	(1,495,919)	(2,626,110)	(2,131,279)
Annuity benefits	-	-	-	-	-	-	(1,342)	(1,158)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(26,561)	(41,412)	(6,181)	(8,866)	(17,815)	(9,499)	(20,283)	(29,491)
Adjustments to maintain reserves	403	(237)	198,733	(77,597)	50,401	(7,635)	29,075	(698)

Net equity transactions	(5,926,009)	(7,418,162)	(1,612,223)	(6,733,544)	(3,900,864)	4,042,307	(11,615,905)	2,226,160

Net change in contract owners’ equity	(5,711,311)	(7,849,742)	(260,336)	140,421	(2,446,494)	8,323,757	(10,073,718)	6,966,912
Contract owners’ equity beginning of period	11,878,433	19,728,175	9,671,360	9,530,939	13,364,511	5,040,754	22,329,385	15,362,473

Contract owners’ equity end of period	$6,167,122	11,878,433	9,411,024	9,671,360	10,918,017	13,364,511	12,255,667	22,329,385

CHANGES IN UNITS:
Beginning units	1,449,094	2,285,393	1,317,022	2,777,616	1,034,035	581,368	2,832,370	2,615,083
Units purchased	1,830,708	1,988,547	16,132,405	46,615,589	11,105,739	12,399,162	9,113,319	7,285,144
Units redeemed	(2,565,712)	(2,824,846)	(16,497,065)	(48,076,183)	(11,420,621)	(11,946,495)	(10,651,878)	(7,067,857)

Ending units	714,090	1,449,094	952,362	1,317,022	719,153	1,034,035	1,293,811	2,832,370

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RPMF		RREF		RRF		RMEK
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(548,508)	(502,771)	(12,113)	183,423	(134,733)	(170,537)	(96,055)	(89,090)
Realized gain (loss) on investments	3,804,355	15,653,466	2,876,733	2,241,742	(47,106)	3,181,301	686,760	1,471,617
Change in unrealized gain (loss) on investments	9,029,474	(5,559,372)	(374,098)	1,766,617	170,329	(191,239)	192,029	(509,018)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,285,321	9,591,323	2,490,522	4,191,782	(11,510)	2,819,525	782,734	873,509

Equity transactions:
Purchase payments received from contract owners (note 3)	3,600,228	2,579,058	1,264,167	818,273	254,047	527,107	548,364	305,722
Transfers between funds	2,746,150	3,438,469	(5,947,484)	8,227,699	(3,211,240)	(2,278,888)	3,551,201	(3,918,536)
Redemptions (note 3)	(5,087,417)	(2,782,296)	(3,840,988)	(2,264,970)	(1,754,624)	(1,346,202)	(1,150,566)	(949,575)
Annuity benefits	(14,057)	(12,544)	(3,530)	(2,649)	(1,772)	(1,423)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(30,525)	(40,867)	(40,258)	(47,016)	(14,670)	(15,650)	(10,895)	(4,295)
Adjustments to maintain reserves	(988)	39,180	50,810	(5,220)	4,831	(3,154)	(55,749)	(14,788)

Net equity transactions	1,213,391	3,221,000	(8,517,283)	6,726,117	(4,723,428)	(3,118,210)	2,882,355	(4,581,472)

Net change in contract owners’ equity	13,498,712	12,812,323	(6,026,761)	10,917,899	(4,734,938)	(298,685)	3,665,089	(3,707,963)
Contract owners’ equity beginning of period	41,233,166	28,420,843	20,052,409	9,134,510	11,102,081	11,400,766	4,582,777	8,290,740

Contract owners’ equity end of period	$54,731,878	41,233,166	14,025,648	20,052,409	6,367,143	11,102,081	8,247,866	4,582,777

CHANGES IN UNITS:
Beginning units	1,749,261	1,769,536	1,585,824	882,234	942,391	1,375,393	403,619	956,562
Units purchased	7,348,574	8,913,069	9,733,357	8,171,522	6,370,452	4,971,125	8,479,256	12,170,807
Units redeemed	(7,361,439)	(8,933,344)	(10,427,313)	(7,467,932)	(6,883,571)	(5,404,127)	(8,349,002)	(12,723,750)

Ending units	1,736,396	1,749,261	891,868	1,585,824	429,272	942,391	533,873	403,619

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RTF		RVLCG		RVLCV		RVMCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(109,746)	(85,619)	(202,582)	(127,897)	(143,792)	155,254	(304,959)	(259,637)
Realized gain (loss) on investments	1,390,276	1,786,295	2,519,920	3,116,942	1,619,064	1,681,410	4,619,842	3,228,861
Change in unrealized gain (loss) on investments	150,962	(823,475)	(177,397)	315,677	772,611	468,795	(1,203,057)	3,833,158
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,431,492	877,201	2,139,941	3,304,722	2,247,883	2,305,459	3,111,826	6,802,382

Equity transactions:
Purchase payments received from contract owners (note 3)	940,207	466,565	366,791	521,378	667,528	643,596	737,814	908,656
Transfers between funds	441,865	(5,727,773)	2,487,933	8,010,609	(962,856)	10,634,429	(2,944,790)	17,705,572
Redemptions (note 3)	(1,058,497)	(1,055,759)	(1,926,270)	(1,052,365)	(2,246,789)	(1,306,274)	(2,275,270)	(1,879,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,423)	(11,685)	(21,216)	(8,411)	(20,610)	(9,411)	(30,053)	(31,233)
Adjustments to maintain reserves	117,513	22,369	21,520	6,673	11,643	9,366	2,762	535

Net equity transactions	434,665	(6,306,283)	928,758	7,477,884	(2,551,084)	9,971,706	(4,509,537)	16,703,654

Net change in contract owners’ equity	1,866,157	(5,429,082)	3,068,699	10,782,606	(303,201)	12,277,165	(1,397,711)	23,506,036
Contract owners’ equity beginning of period	9,485,792	14,914,874	16,455,478	5,672,872	16,830,155	4,552,990	28,587,758	5,081,722

Contract owners’ equity end of period	$11,351,949	9,485,792	19,524,177	16,455,478	16,526,954	16,830,155	27,190,047	28,587,758

CHANGES IN UNITS:
Beginning units	1,557,121	3,510,537	1,732,122	862,172	1,825,662	729,421	2,315,874	629,723
Units purchased	22,677,946	33,946,941	7,548,993	11,352,276	6,526,805	5,022,833	4,710,617	5,620,862
Units redeemed	(22,748,269)	(35,900,357)	(7,629,576)	(10,482,326)	(6,851,084)	(3,926,592)	(5,350,369)	(3,934,711)

Ending units	1,486,798	1,557,121	1,651,539	1,732,122	1,501,383	1,825,662	1,676,122	2,315,874

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVMCV		RVSCG		RVSCV		RVSDL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,163)	11,930	(87,004)	(107,329)	(113,408)	(75,241)	(69,703)	(51,199)
Realized gain (loss) on investments	1,152,899	765,371	513,875	1,031,437	(267,687)	4,111,295	(463,094)	(2,575,969)
Change in unrealized gain (loss) on investments	(48,429)	2,001,119	166,591	(92,953)	1,030,042	941,054	(126,806)	576,569
Reinvested capital gains	-	-	-	-	-	-	-	1,350,658

Net increase (decrease) in contract owners’ equity resulting from operations	991,307	2,778,420	593,462	831,155	648,947	4,977,108	(659,603)	(699,941)

Equity transactions:
Purchase payments received from contract owners (note 3)	492,967	622,064	154,896	397,819	454,672	620,575	212,599	251,443
Transfers between funds	(12,024,982)	11,097,076	7,126,012	(3,326,031)	44,876	(4,294,477)	440,638	(1,101,034)
Redemptions (note 3)	(1,823,095)	(949,113)	(899,013)	(534,210)	(1,034,384)	(1,186,397)	(722,700)	(274,513)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,482)	(9,228)	(8,901)	(6,572)	(5,552)	(13,915)	(8,390)	(2,868)
Adjustments to maintain reserves	(5,952)	1,039	(1,121)	1,333	(99,774)	5,742	(21,774)	2,779

Net equity transactions	(13,378,544)	10,761,838	6,371,873	(3,467,661)	(640,162)	(4,868,472)	(99,627)	(1,124,193)

Net change in contract owners’ equity	(12,387,237)	13,540,258	6,965,335	(2,636,506)	8,785	108,636	(759,230)	(1,824,134)
Contract owners’ equity beginning of period	17,283,949	3,743,691	3,894,271	6,530,777	5,738,325	5,629,689	3,533,630	5,357,764

Contract owners’ equity end of period	$4,896,712	17,283,949	10,859,606	3,894,271	5,747,110	5,738,325	2,774,400	3,533,630

CHANGES IN UNITS:
Beginning units	1,560,171	511,572	363,474	805,732	586,636	920,313	517,155	652,158
Units purchased	3,148,687	4,029,166	4,871,487	8,513,893	4,183,297	5,966,535	14,138,454	9,669,221
Units redeemed	(4,337,182)	(2,980,567)	(4,410,898)	(8,956,151)	(4,295,177)	(6,300,212)	(14,224,629)	(9,804,224)

Ending units	371,676	1,560,171	824,063	363,474	474,756	586,636	430,980	517,155

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RTEC		RTEL		RTRF		RUTL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(192,381)	(182,284)	21,594	62,812	(116,231)	(40,460)	168,196	164,445
Realized gain (loss) on investments	448,974	3,213,304	357,206	317,103	49,822	(2,747,410)	418,111	1,077,317
Change in unrealized gain (loss) on investments	(838,277)	2,201,709	9,218	128,574	105,942	(125,573)	(31,948)	(706,974)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(581,684)	5,232,729	388,018	508,489	39,533	(2,913,443)	554,359	534,788

Equity transactions:
Purchase payments received from contract owners (note 3)	539,840	940,931	112,930	105,628	192,878	348,998	334,199	509,347
Transfers between funds	(6,817,335)	11,100,525	2,051,600	(20,859)	1,990,242	(8,813,334)	1,053,603	(17,217,217)
Redemptions (note 3)	(1,966,891)	(1,508,928)	(442,783)	(298,899)	(1,596,742)	(243,514)	(1,596,376)	(1,508,924)
Annuity benefits	-	-	(3,216)	(2,888)	(3,890)	(3,071)	(4,161)	(3,777)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,398)	(9,789)	(1,783)	(2,038)	(13,259)	(4,358)	(9,025)	(19,343)
Adjustments to maintain reserves	2,014	(230)	(39,565)	(594)	(32,610)	(92)	11,519	(5,058)

Net equity transactions	(8,259,770)	10,522,509	1,677,183	(219,650)	536,619	(8,715,371)	(210,241)	(18,244,972)

Net change in contract owners’ equity	(8,841,454)	15,755,238	2,065,201	288,839	576,152	(11,628,814)	344,118	(17,710,184)
Contract owners’ equity beginning of period	19,356,144	3,600,906	2,419,916	2,131,077	6,510,242	18,139,056	6,782,223	24,492,407

Contract owners’ equity end of period	$10,514,690	19,356,144	4,485,117	2,419,916	7,086,394	6,510,242	7,126,341	6,782,223

CHANGES IN UNITS:
Beginning units	1,623,629	456,034	312,907	347,588	496,725	1,626,125	684,436	2,807,582
Units purchased	8,503,148	6,100,187	10,770,388	4,818,916	6,394,715	4,784,338	11,768,392	8,354,044
Units redeemed	(9,335,982)	(4,932,592)	(10,573,654)	(4,853,597)	(6,447,505)	(5,913,738)	(11,775,651)	(10,477,190)

Ending units	790,795	1,623,629	509,641	312,907	443,935	496,725	677,177	684,436

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVWDL		WRASP		NVMM2		SAM2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(24,807)	(64,574)	(81,751)	-	(3,977,042)	(218,185)	-	(4,340,040)
Realized gain (loss) on investments	(456,495)	700,041	97,445	-	-	-	-	-
Change in unrealized gain (loss) on investments	173,920	(425,109)	1,594,281	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,382)	210,358	1,609,975	-	(3,977,042)	(218,185)	-	(4,340,040)

Equity transactions:
Purchase payments received from contract owners (note 3)	360,795	532,741	2,335,712	-	139,662,320	11,854,519	(97,452)	128,825,392
Transfers between funds	(950,707)	(891,801)	13,706,536	-	(118,155,190)	263,144,413	(4,185)	(404,838,680)
Redemptions (note 3)	(193,403)	(461,435)	(490,880)	-	(68,330,152)	(4,640,638)	71,830	(71,169,822)
Annuity benefits	-	-	-	-	(210,927)	-	-	(277,169)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,208)	(12,090)	(1,350)	-	(614,568)	(71,348)	118	(742,862)
Adjustments to maintain reserves	(87,627)	(2,360)	(1,401)	-	30,842	7,335	29,689	(108,306)

Net equity transactions	(872,150)	(834,945)	15,548,617	-	(47,617,675)	270,294,281	-	(348,311,447)

Net change in contract owners’ equity	(1,179,532)	(624,587)	17,158,592	-	(51,594,717)	270,076,096	-	(352,651,487)
Contract owners’ equity beginning of period	2,887,079	3,511,666	-	-	270,076,096	-	-	352,651,487

Contract owners’ equity end of period	$1,707,547	2,887,079	17,158,592	-	218,481,379	270,076,096	-	-

CHANGES IN UNITS:
Beginning units	243,832	311,567	-	-	27,007,244	-	-	34,269,411
Units purchased	1,229,694	3,218,941	1,888,684	-	162,610,336	35,163,903	203,992	163,837,972
Units redeemed	(1,318,010)	(3,286,676)	(264,761)	-	(167,437,212)	(8,156,659)	(203,992)	(198,107,383)

Ending units	155,516	243,832	1,623,923	-	22,180,368	27,007,244	-	-

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVHEQ		SGRF3
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(734)	-	(2,473)
Realized gain (loss) on investments	-	(1,226,497)	-	(404,997)
Change in unrealized gain (loss) on investments	-	864,051	-	419,915
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(363,180)	-	12,445

Equity transactions:
Purchase payments received from contract owners (note 3)	90	227,842	-	12,587
Transfers between funds	(79)	(9,976,870)	-	(605,536)
Redemptions (note 3)	(11)	(473,594)	-	(39,565)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(8,388)	-	(715)
Adjustments to maintain reserves	-	(277)	-	(30)

Net equity transactions	-	(10,231,287)	-	(633,259)

Net change in contract owners’ equity	-	(10,594,467)	-	(620,814)
Contract owners’ equity beginning of period	-	10,594,467	-	620,814

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,302,678	-	83,241
Units purchased	151	180,858	-	3,507
Units redeemed	(151)	(1,483,536)	-	(86,748)

Ending units	-	-	-	-

See accompanying notes to financial statements.

47

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PIONEER INVESTMENTS

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)

ClearBridge Variable Investors Portfolio - Class I (SBVI)

Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)

Western Asset Variable Money Market Portfolio (SBMMP)

PRO FUNDS

Ultra Short NASDAQ-100 (PROUSN)

VP Access High Yield (PROAHY)

VP Asia 30 (PROA30)

VP Bear (PROBR)

VP Bull (PROBL)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP International (PROINT)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil and Gas (PROOG)

VP Rising Rates Opportunity (PRORRO)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NADSAQ-100 (PROSN)

VP U.S. Government Plus (PROGVP)

VP Ultra NASDAQ-100 (PROUN)

RYDEX FUNDS

Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)

Variable Trust: All-Asset Conservative Strategy Fund (RVACS)

Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Alternative Strategies Allocation Fund (RVASA)

Variable Trust: Amerigo Fund (RVAMR)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Berolina Fund (RVBER)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Clermont Fund (RVCLR)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: DWA Flexible Allocation Fund (RVDFA)

Variable Trust: DWA Sector Rotation Fund (RVDSR)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: International Opportunity Fund (RVIRO)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Managed Futures Strategy Fund (RVMFU)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Z CLOSED FUNDS

NVIT Money Market Fund - Class II (NVMM2)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior

to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):
Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Asset Allocation Modeling Options:
Asset Allocation Service Charge Option	-	0.35%	-	-
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	-	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.

Maximum Variable Account Charges (1)	1.30%	2.40%	3.45%	1.55%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Total	MLVGA3	CSCRS	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2

0.45%	$28,469	$4	$-	$687	$5	$-	$-	$-
0.65%	4,202	16	-	5	-	-	-	-
0.7%	1,475	-	-	-	-	-	-	-
0.8%	2,015	-	-	-	-	-	-	-
0.85%	650	-	-	-	-	-	-	-
0.9%	564	-	-	-	-	-	-	-
0.95%	1,657	37	-	5	-	-	1	-
1%	2,489	4	2	-	-	-	-	-
1.1%	667	-	-	-	-	-	-	-
1.15%	3,111,332	13,005	1,087	200,962	2,374	-	1,557	1,229
1.2%	3,508	-	-	-	-	-	-	-
1.25%	199,666	5,162	441	5,435	649	14	23	49
1.3%	26,755	-	-	-	-	-	-	-
1.35%	5,683,753	34,911	708	291,900	4,856	10,269	2,296	1,355
1.4%	973,743	10,978	19	20,702	97	115	8	396
1.45%	19,128	52	-	430	6	-	-	-
1.5%	495,961	8	-	-	-	-	-	-
1.55%	1,449,706	11,470	321	96,083	1,300	-	581	1,109
1.6%	698,350	4,723	449	17,237	17	167	219	33
1.65%	285,729	567	54	3,060	492	2,982	87	1,535
1.7%	683,815	11	-	-	-	-	-	-
1.75%	232,485	-	-	63	-	-	-	-
1.8%	175,885	995	34	1,376	-	14	363	-
1.85%	25,915	-	-	1,147	132	-	-	-
1.9%	773,768	9,147	94	3,693	-	-	397	-
1.95%	146,127	1,090	-	3,002	-	-	-	249
2%	85,163	40	-	-	-	-	-	408
2.05%	4,254	-	-	-	-	-	-	-
2.1%	152,084	629	7	5	-	-	-	-
2.15%	83,803	141	32	-	9	-	-	-
2.2%	20,446	78	5	-	16	-	-	-
2.25%	18,548	-	-	-	-	-	-	-
2.3%	59,786	831	116	-	10	-	-	-
2.35%	37,507	75	9	-	-	-	-	-
2.4%	11,860	-	-	-	-	-	-	-
2.45%	52,034	169	41	1,134	-	-	-	-
2.5%	16,125	284	171	-	8	-	-	-
2.55%	2,657	-	-	-	-	-	-	-
2.6%	173	-	-	-	-	-	-	-
2.65%	15,933	-	-	-	-	-	-	-
2.7%	141	-	-	-	-	-	-	-
2.85%	13,521	-	-	-	-	-	-	-
2.9%	641	-	-	-	-	-	-	-

Totals	$15,602,490	$94,427	$3,590	$646,926	$9,971	$13,561	$5,532	$6,363

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	TRF3	GBF3	GVIDA6	NVDBL6

0.45%	$-	$-	$-	$-	$-	$257	$-	$4
0.65%	51	-	-	-	-	114	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	35	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	13	-	-
1%	-	-	-	-	-	29	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	9,250	5,896	752	314	1,017	112,965	14,568	362
1.2%	-	-	-	-	-	-	27	-
1.25%	69	-	40	13	-	902	39	-
1.3%	-	-	-	-	-	-	-	-
1.35%	8,890	4,474	2,393	5,270	2,254	123,933	29,385	1,218
1.4%	873	1,785	836	934	936	21,443	9,327	155
1.45%	40	-	-	-	-	34	-	-
1.5%	-	51	-	-	-	6	-	-
1.55%	1,833	690	-	217	70	71,551	4,724	744
1.6%	1,967	435	-	1,154	-	18,536	25,851	-
1.65%	2,215	563	729	556	-	1,961	226	-
1.7%	-	1	-	-	-	27	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	63	9	65	205	-	398	-	-
1.85%	-	-	-	-	-	547	-	-
1.9%	252	1,796	-	3,776	-	2,317	-	-
1.95%	40	726	40	-	-	312	-	73
2%	513	183	-	175	-	303	-	-
2.05%	168	-	-	-	-	-	-	-
2.1%	-	-	-	2,043	-	736	-	-
2.15%	-	-	-	-	-	128	-	-
2.2%	-	235	238	-	-	20	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	139	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	230	-	-
2.5%	241	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$26,465	$16,844	$5,093	$14,796	$4,277	$356,797	$84,147	$2,556

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA6	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6

0.45%	$-	$922	$-	$-	$808	$-	$389	$480
0.65%	-	54	-	-	28	-	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	55	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	859	46,680	67,090	37,189	21,182	-	282	131
1.2%	-	-	-	-	-	-	-	-
1.25%	-	857	-	3	4,775	-	6	426
1.3%	-	-	-	-	-	512	-	-
1.35%	133	125,959	136,047	55,276	99,992	-	1,678	1,370
1.4%	-	12,962	32,512	12,624	22,279	-	306	5
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	31,997	46,469	18,836	10,324	-	509	262
1.6%	-	25,709	20,805	22,889	30,302	-	-	-
1.65%	170	4,696	11,395	656	4,651	-	-	-
1.7%	-	16	24	16	224	-	-	-
1.75%	-	-	-	-	79	-	-	-
1.8%	-	136	-	-	-	-	2	-
1.85%	-	240	-	-	-	-	-	-
1.9%	-	1	-	-	-	-	-	10
1.95%	74	429	-	-	-	-	2	-
2%	34	3,407	51	-	34	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	1,189	-	-	-	-	25	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	1,967	-	-	-	-	-	-
2.35%	-	800	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	464	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$1,270	$258,021	$314,857	$147,489	$194,733	$512	$3,199	$2,684

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3

0.45%	$2	$2	$-	$5	$4	$2	$2	$-
0.65%	-	-	-	-	-	-	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	10
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	27	-	-	-	-	1	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	67	26	1,422	867	757	631	2,536	7,664
1.2%	-	-	-	-	-	-	-	-
1.25%	51	-	-	-	-	-	27	431
1.3%	-	-	-	-	-	-	-	-
1.35%	591	668	4,670	1,966	664	2,016	4,608	15,929
1.4%	20	267	1,339	38	42	730	1,313	3,587
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	19	46	3	25	211	2,147
1.6%	-	71	193	-	2	35	692	801
1.65%	-	-	-	-	7	2	-	23
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	2
1.85%	-	-	-	-	-	-	66	-
1.9%	-	421	-	65	-	54	-	10
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	1	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	16	-	-	-	-	-	-	17
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$747	$1,482	$7,643	$2,988	$1,479	$3,495	$9,456	$30,621

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PMVFAD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	ACVIG3

0.45%	$746	$794	$851	$969	$200	$165	$71	$-
0.65%	45	21	4	285	16	-	-	-
0.7%	-	30	20	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	12	-	24	24	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	8	9	71	3	5	-
1%	-	3	14	6	13	8	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	2,039	2,214	16,714	5,268	19,480	5,857	3,658	10,840
1.2%	-	15	15	-	15	-	-	-
1.25%	909	918	1,150	1,361	3,534	1,399	217	1,382
1.3%	-	-	-	-	-	-	-	-
1.35%	3,122	6,824	13,545	10,490	19,995	14,010	6,488	17,410
1.4%	674	160	1,567	6,273	1,850	1,368	1,510	6,611
1.45%	7	124	33	69	47	54	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	3,713	2,477	5,112	3,342	3,819	1,931	1,165	8,673
1.6%	553	2,406	1,551	2,718	5,799	684	983	2,337
1.65%	143	514	1,617	953	7,043	143	179	10
1.7%	-	-	-	-	-	-	-	-
1.75%	-	2	-	-	-	2	-	-
1.8%	359	666	1,611	1,322	1,188	572	725	2
1.85%	1,200	-	1,170	-	-	-	581	-
1.9%	282	96	975	307	1,671	6,279	-	23
1.95%	38	171	232	597	386	71	13	-
2%	40	-	20	61	87	-	115	-
2.05%	-	-	-	-	-	-	-	-
2.1%	268	113	1,309	680	1,001	292	34	-
2.15%	2	192	174	11	648	5	1	-
2.2%	-	47	89	-	1,555	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	861	867	-	115	35	-
2.35%	16	41	80	332	282	-	336	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	81	154	-	197	11	125	-
2.5%	8	-	9	-	9	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$14,164	$17,921	$48,885	$35,944	$68,930	$32,969	$16,241	$47,288

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVU3	ACVV3	FQB	FC2R	FEI2R	FG2R	FTVFA2	SBTRP

0.45%	$-	$14	$-	$-	$-	$3	$-	$-
0.65%	-	-	-	-	-	-	20	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	46	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	5	-	29	-	6	65	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	5,398	35,678	-	52,291	30,841	20,760	1,963	-
1.2%	-	-	-	-	-	-	-	-
1.25%	-	1,444	-	-	99	45	1,262	-
1.3%	-	-	45	-	-	-	-	413
1.35%	2,167	25,159	-	54,160	21,458	18,240	1,542	-
1.4%	2,024	11,896	-	24,555	10,531	8,460	1,395	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	38	4,427	-	11,285	7,213	5,486	877	-
1.6%	727	3,254	-	6,056	2,675	3,010	533	-
1.65%	-	103	-	-	94	19	50	-
1.7%	-	-	-	9	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	301	-	-	2	21	453	-
1.85%	-	166	-	-	-	-	-	-
1.9%	-	286	-	-	15	27	5	-
1.95%	-	-	-	-	-	1	462	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	22	-
2.2%	-	-	-	-	-	-	7	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	8	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	26	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$10,354	$82,779	$45	$148,385	$72,928	$56,078	$8,690	$413

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SBVI	SBIEP	SBMMP	PROUSN	PROAHY	PROA30	PROBR	PROBL

0.45%	$-	$-	$-	$-	$104	$24	$774	$-
0.65%	-	-	-	-	-	6	1	30
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	2	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,545	4,890	2,368	3,261	1,676
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,687	2,655	547	112	1,446
1.3%	24,176	1,118	491	-	-	-	-	-
1.35%	-	-	-	2,737	10,592	3,592	2,533	3,677
1.4%	-	-	-	227	1,428	75	32	9
1.45%	-	-	-	14	10	6	8	43
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	1,139	3,384	1,704	1,421	554
1.6%	-	-	-	40	1,327	393	255	1,725
1.65%	-	-	-	13	3,164	353	2,458	4,480
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	87	5,507	61	4,286	9,006
1.85%	-	-	-	-	-	158	200	647
1.9%	-	-	-	95	766	244	597	1,007
1.95%	-	-	-	20	40	9	110	99
2%	-	-	-	15	67	-	590	611
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	172	789	99	2,746	1,758
2.15%	-	-	-	1,022	311	-	575	410
2.2%	-	-	-	11	77	-	11	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	928	135	302
2.35%	-	-	-	24	131	-	11	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	29	182	-	240	428
2.5%	-	-	-	-	-	-	95	114
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$24,176	$1,118	$491	$8,877	$35,426	$10,567	$20,451	$28,022

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PROEM	PROE30	PROINT	PROJP	PRON	PROOG	PRORRO	PROSEM

0.45%	$222	$-	$2	$-	$44	$-	$811	$-
0.65%	19	2	25	-	1	-	13	15
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	7,763	591	1,544	349	1,524	1,158	665	411
1.2%	-	-	-	-	-	-	-	-
1.25%	842	11	31	-	28	654	65	1
1.3%	-	-	-	-	-	-	-	-
1.35%	13,041	2,594	5,243	1,007	4,476	4,484	1,357	1,537
1.4%	313	141	160	4	2,140	4	64	438
1.45%	6	-	-	-	2	9	-	-
1.5%	-	-	-	-	-	-	3	-
1.55%	1,852	465	624	80	1,056	1,609	1,231	812
1.6%	908	6	303	-	501	436	372	72
1.65%	816	28	254	-	486	40	389	263
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	272	2	134	-	179	212	1,848	50
1.85%	96	128	-	-	210	-	-	-
1.9%	8,615	1	378	-	458	1,833	-	164
1.95%	86	4	96	-	56	620	-	34
2%	-	-	-	-	21	11	7	-
2.05%	-	-	-	-	-	-	-	-
2.1%	158	17	174	-	85	176	99	1,884
2.15%	89	-	35	-	394	164	45	4
2.2%	17	-	-	-	1	10	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	112	-	-	-	104	14	-	-
2.35%	16	-	86	-	1	9	3	-
2.4%	-	-	-	-	-	-	-	-
2.45%	29	-	-	-	201	50	1	6
2.5%	114	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-

	$35,386	$3,990	$9,089	$1,440	$11,968	$11,493	$6,973	$5,691

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PROSIN	PROSN	PROGVP	PROUN	RVAAS	RVACS	RVAMS	RSRF

0.45%	$-	$-	$283	$-	$-	$-	$-	$648
0.65%	1	-	-	1	-	-	-	-
0.7%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	4
0.85%	-	-	-	-	-	-	-	67
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	10
1%	-	-	-	-	-	-	-	13
1.1%	-	-	-	-	-	-	-	54
1.15%	511	981	7,956	1,135	16,599	2,970	7,000	33,978
1.2%	-	-	-	-	39	-	-	52
1.25%	9	48	2,201	25	32	2,396	2,253	2,059
1.3%	-	-	-	-	-	-	-	-
1.35%	1,859	1,170	14,197	3,613	1,546	8,849	12,906	83,763
1.4%	107	459	1,089	246	216	1,597	3,244	17,692
1.45%	4	223	25	6	-	18	-	159
1.5%	-	-	7	-	-	-	2	16,035
1.55%	434	1,436	2,416	1,180	299	1,141	2,101	25,566
1.6%	73	68	1,453	94	298	2,050	1,900	7,455
1.65%	11	830	854	99	204	-	546	830
1.7%	-	-	-	-	9	-	-	14,483
1.75%	-	-	-	-	2	3	-	2,088
1.8%	113	609	1,134	10	-	110	106	373
1.85%	-	62	-	73	-	-	-	12
1.9%	53	1,600	491	173	-	47	70	7,929
1.95%	98	307	662	146	489	750	90	2,351
2%	-	107	71	-	34	2,791	36	1,326
2.05%	-	-	-	-	-	-	-	27
2.1%	58	841	376	5	-	67	-	1,046
2.15%	9	369	301	170	-	-	-	32
2.2%	-	-	-	2	-	-	-	45
2.25%	-	-	-	-	-	74	-	611
2.3%	134	156	-	26	791	-	280	425
2.35%	-	-	-	3	-	765	20	512
2.4%	-	-	-	-	-	-	-	158
2.45%	13	41	61	50	-	-	-	68
2.5%	-	74	-	-	33	-	-	115
2.55%	-	-	-	-	-	-	-	118
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	449
2.7%	-	-	-	-	-	-	-	16
2.85%	-	-	-	-	-	-	-	141
2.9%	-	-	-	-	-	-	-	79

	$3,487	$9,381	$33,577	$7,057	$20,591	$23,628	$30,554	$220,789

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$11	$32	$1	$299	$-	$7	$1,124	$59
0.65%	-	3	-	17	4	26	10	2
0.7%	-	-	-	104	-	-	-	9
0.8%	-	4	-	-	2	-	1	237
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	6	-	13	-	-
0.95%	-	25	-	-	14	-	5	-
1%	-	-	-	-	-	387	-	15
1.1%	-	-	-	-	-	-	-	-
1.15%	10,488	41,520	8,402	37,524	23,929	13,413	20,707	28,476
1.2%	2	-	-	6	-	-	-	6
1.25%	1,287	1,332	496	2,241	1,524	1,223	1,124	4,314
1.3%	-	-	-	-	-	-	-	-
1.35%	7,260	37,415	25,134	67,648	28,814	37,682	45,606	38,259
1.4%	964	3,340	3,202	16,852	917	11,718	949	3,040
1.45%	132	-	154	20	-	20	-	284
1.5%	-	5,282	13	14,981	1,964	5,166	562	35,565
1.55%	7,969	5,359	2,967	20,562	3,819	13,741	8,206	6,478
1.6%	2,999	7,422	2,303	7,196	6,552	2,739	6,144	6,145
1.65%	802	2,039	958	3,176	1,279	2,065	1,056	1,941
1.7%	-	9,352	18	28,659	5,441	5,685	3,056	23,692
1.75%	-	6,050	1	9,819	3,484	3,078	1,352	1,301
1.8%	2,235	2,896	122	2,048	2,183	635	2,149	2,255
1.85%	-	-	-	67	-	-	-	123
1.9%	4,560	5,819	1,803	15,041	3,587	10,544	4,025	11,889
1.95%	1,225	2,629	73	4,328	1,316	1,174	575	1,754
2%	51	11,650	195	850	5,097	838	1,633	1,026
2.05%	-	304	-	-	94	9	-	1
2.1%	494	964	316	2,417	574	1,713	533	840
2.15%	-	9,913	2	604	4,424	458	1,929	226
2.2%	-	2,205	-	184	693	221	-	3
2.25%	-	-	-	727	-	119	-	1,342
2.3%	-	3,132	-	671	816	1,518	64	845
2.35%	-	2,079	10	1,181	616	172	127	393
2.4%	-	1,064	-	258	430	270	64	337
2.45%	-	17,323	165	651	6,065	472	504	266
2.5%	-	1,504	-	140	733	17	1,012	279
2.55%	-	-	-	64	-	21	-	9
2.6%	-	-	-	-	-	3	-	-
2.65%	-	-	-	390	-	276	-	383
2.7%	-	-	-	-	-	-	-	30
2.85%	-	598	-	161	115	59	-	262
2.9%	-	-	-	-	-	4	-	1

	$40,479	$181,255	$46,335	$238,892	$104,486	$115,486	$102,517	$172,087

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE

0.45%	$-	$-	$-	$4	$7	$67	$89	$13
0.65%	33	6	-	21	14	1	12	7
0.7%	100	-	-	-	75	101	-	-
0.8%	-	-	-	-	-	-	10	-
0.85%	-	-	-	-	-	-	-	-
0.9%	36	-	-	179	13	6	-	-
0.95%	83	-	140	144	-	-	-	-
1%	15	-	250	322	-	3	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	24,050	23,034	20,177	40,111	13,843	34,765	40,575	17,664
1.2%	-	-	209	30	29	3	4	-
1.25%	1,036	2,179	6,578	3,331	506	4,871	5,248	1,394
1.3%	-	-	-	-	-	-	-	-
1.35%	33,581	27,237	42,432	132,875	29,226	64,852	65,835	21,120
1.4%	9,101	5,521	8,252	23,628	6,081	18,751	17,155	3,933
1.45%	1	5	19	56	6	61	382	4
1.5%	12,399	-	49	363	20,453	10,286	11,560	1,126
1.55%	7,867	8,842	39,153	30,411	4,769	11,207	18,729	3,752
1.6%	3,417	2,798	9,924	14,935	2,139	7,647	5,492	3,300
1.65%	1,402	2,007	9,349	13,486	788	2,508	3,706	312
1.7%	25,366	582	38	19	35,238	21,206	25,270	1,225
1.75%	8,355	54	21	-	13,125	6,822	7,993	718
1.8%	1,027	1,886	395	806	1,144	2,882	1,682	341
1.85%	-	-	5,594	6,803	-	122	89	378
1.9%	7,320	4,163	1,886	7,712	12,411	13,808	12,648	938
1.95%	2,380	841	11,106	1,749	3,811	3,086	3,364	226
2%	742	208	901	1,548	1,388	666	805	231
2.05%	-	-	71	-	6	14	11	-
2.1%	1,473	858	269	-	450	1,278	1,036	35
2.15%	375	1,387	-	51	286	353	230	87
2.2%	165	24	551	7	352	117	58	7
2.25%	647	-	79	-	886	546	583	26
2.3%	415	10	2,991	1,599	995	1,130	279	132
2.35%	1,211	-	2,291	12	1,408	912	976	13
2.4%	114	75	-	-	407	100	107	71
2.45%	152	206	-	66	131	294	372	-
2.5%	346	131	88	103	109	107	5	-
2.55%	76	-	-	-	95	47	26	2
2.6%	4	-	-	-	5	-	-	-
2.65%	285	-	-	-	653	211	172	59
2.7%	-	-	-	-	-	-	-	-
2.85%	224	-	-	-	265	127	73	-
2.9%	-	-	-	-	6	-	-	-

	$143,798	$82,054	$162,813	$280,371	$151,120	$208,957	$224,576	$57,114

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RFSF	RUGB	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC

0.45%	$15	$30	$23	$233	$20	$248	$3	$1
0.65%	-	88	60	21	17	98	69	1
0.7%	77	16	60	-	92	-	-	-
0.8%	-	742	-	11	-	-	-	-
0.85%	-	51	-	33	-	-	-	-
0.9%	-	-	13	-	-	-	-	-
0.95%	-	10	-	2	-	-	-	-
1%	6	5	-	-	-	-	-	-
1.1%	-	12	-	70	-	-	-	-
1.15%	14,745	62,381	21,294	20,858	17,270	18,983	29,340	3,895
1.2%	-	93	3	4	7	-	-	-
1.25%	1,109	1,483	1,861	1,732	1,153	3,837	2,631	174
1.3%	-	-	-	-	-	-	-	-
1.35%	21,279	94,039	49,542	22,198	31,469	37,227	32,968	6,213
1.4%	6,532	9,133	8,684	4,352	9,498	26,593	13,426	5,848
1.45%	159	77	672	36	75	69	2	-
1.5%	13,678	23,928	15,661	854	16,104	4	98	-
1.55%	4,130	36,906	11,954	13,007	10,070	5,285	10,830	8,214
1.6%	2,835	16,685	3,275	3,690	3,943	4,178	7,058	1,336
1.65%	771	2,627	1,127	1,729	555	16,022	3,687	340
1.7%	28,093	24,134	28,517	1,987	30,577	2,172	285	122
1.75%	9,073	4,621	10,170	586	10,619	-	-	-
1.8%	991	866	2,200	1,144	807	478	1,326	494
1.85%	-	-	-	-	-	-	-	209
1.9%	7,718	8,679	27,422	5,121	11,137	4,972	704	3,462
1.95%	2,856	1,604	2,951	393	3,087	349	119	166
2%	636	3,696	898	495	942	260	187	212
2.05%	1	15	-	2	3	-	-	-
2.1%	1,084	2,837	98	758	115	24,111	2,367	336
2.15%	222	948	225	47	255	3,392	1,174	224
2.2%	134	62	107	6	200	100	35	-
2.25%	723	200	711	15	782	-	-	-
2.3%	225	72	1,453	39	591	190	-	2
2.35%	1,233	1,230	1,137	143	1,336	72	460	14
2.4%	109	52	278	19	267	-	-	-
2.45%	183	460	41	76	223	236	72	326
2.5%	114	24	87	14	313	-	-	-
2.55%	62	67	58	42	76	-	-	-
2.6%	-	-	-	-	1	-	-	-
2.65%	276	93	440	99	425	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.85%	173	22	139	-	202	-	-	-
2.9%	-	52	-	38	-	-	-	-

	$119,242	$298,040	$191,161	$79,854	$152,231	$148,876	$106,841	$31,589

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RAF	RVISC	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ

0.45%	$40	$416	$156	$9	$52	$249	$42	$-
0.65%	2	39	1	-	-	-	2	-
0.7%	-	-	-	-	111	-	-	-
0.8%	-	-	1	-	-	3	-	2
0.85%	-	-	-	-	-	53	-	-
0.9%	-	-	-	-	23	-	-	-
0.95%	-	-	-	-	84	2	-	-
1%	25	-	25	-	19	17	-	-
1.1%	-	-	-	-	-	38	-	-
1.15%	27,002	16,805	62,368	17,440	17,154	25,081	25,679	541
1.2%	873	-	-	-	21	38	-	43
1.25%	520	731	1,797	237	820	2,637	1,398	-
1.3%	-	-	-	-	-	-	-	-
1.35%	56,977	33,502	102,098	16,148	29,256	36,387	35,606	901
1.4%	2,086	5,551	16,597	2,133	10,021	4,113	5,346	191
1.45%	-	6	169	2	59	5	147	-
1.5%	-	-	38,896	99	19,044	19,922	67	1,872
1.55%	8,423	9,960	30,305	4,468	7,866	15,921	15,803	3,297
1.6%	3,502	4,139	7,917	2,471	3,230	23,656	6,909	165
1.65%	932	2,635	2,944	391	962	2,153	1,410	262
1.7%	42	11	57,214	309	33,413	13,950	333	4,333
1.75%	-	1	23,218	161	12,051	1,609	87	1,154
1.8%	270	1,588	2,075	97	734	7,455	1,098	-
1.85%	220	246	249	-	2	101	-	-
1.9%	2,660	3,671	20,878	146	10,320	13,319	4,801	779
1.95%	878	687	7,209	70	3,462	1,484	374	79
2%	-	996	2,569	474	1,018	1,116	825	810
2.05%	-	27	68	9	-	22	9	28
2.1%	3,076	1,887	1,149	47	364	1,247	873	69
2.15%	40	417	626	180	292	9	796	3
2.2%	-	2	421	30	352	18	162	-
2.25%	-	-	1,812	-	853	899	-	21
2.3%	-	-	1,711	36	1,026	777	169	55
2.35%	-	4	3,158	35	1,508	457	33	182
2.4%	-	-	441	17	231	179	40	-
2.45%	6	19	1,023	247	101	57	1,365	71
2.5%	-	66	-	9	387	209	79	1
2.55%	-	-	266	-	127	52	-	1
2.6%	-	-	20	-	12	-	-	-
2.65%	-	-	1,405	-	624	708	-	129
2.7%	-	-	-	-	-	25	-	-
2.85%	-	-	816	8	406	216	16	-
2.9%	-	-	19	-	8	44	-	1

	$107,574	$83,406	$389,621	$45,273	$156,013	$174,228	$103,469	$14,990

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK

0.45%	$12	$1,142	$1,222	$54	$1,099	$89	$20	$60
0.65%	-	7	18	74	410	36	2	10
0.7%	-	-	-	47	132	99	81	-
0.8%	6	-	4	736	-	2	-	-
0.85%	77	-	113	6	-	5	-	-
0.9%	-	-	-	-	24	25	-	-
0.95%	9	-	14	13	63	91	-	1
1%	16	22	-	-	24	31	3	-
1.1%	111	-	121	129	-	19	-	82
1.15%	27,083	30,725	33,479	51,123	122,295	49,928	12,602	26,841
1.2%	51	63	859	1	39	50	-	-
1.25%	1,423	2,430	1,402	1,493	5,602	1,616	507	1,091
1.3%	-	-	-	-	-	-	-	-
1.35%	25,445	38,257	52,208	80,488	219,488	68,085	27,787	33,063
1.4%	2,723	4,191	7,816	7,731	46,926	18,698	6,067	4,302
1.45%	5	41	57	23	631	104	-	82
1.5%	28,551	185	3,164	22,975	4,637	40,327	17,210	388
1.55%	7,902	9,056	18,210	7,255	53,732	17,258	5,750	14,439
1.6%	5,222	3,198	3,337	5,585	27,830	11,059	1,655	4,174
1.65%	356	707	901	497	5,954	2,936	1,001	1,351
1.7%	21,893	832	7,179	23,056	7,482	45,460	29,910	806
1.75%	2,630	289	2,232	4,750	3,090	12,271	10,890	366
1.8%	492	468	853	295	3,866	1,398	784	795
1.85%	27	130	3	166	98	86	2	-
1.9%	12,316	4,882	3,695	3,477	28,729	19,255	11,684	4,048
1.95%	5,028	754	1,795	950	3,556	4,668	3,126	1,155
2%	2,076	570	1,903	2,610	1,636	1,432	736	589
2.05%	33	11	39	19	32	2	-	5
2.1%	271	664	583	301	3,968	1,259	126	543
2.15%	1,579	1,901	648	841	1,498	603	319	560
2.2%	52	59	118	190	739	414	335	112
2.25%	1,293	-	44	205	179	1,984	763	4
2.3%	1,018	64	228	308	2,665	1,887	747	119
2.35%	890	61	489	404	703	1,930	1,284	131
2.4%	277	23	27	91	168	397	221	105
2.45%	116	298	617	1,128	1,794	368	20	595
2.5%	277	24	156	87	862	679	121	160
2.55%	132	-	172	135	44	134	100	14
2.6%	-	-	2	-	4	12	8	-
2.65%	944	-	319	152	207	1,187	554	43
2.7%	32	-	-	-	-	38	-	-
2.85%	274	8	40	44	153	743	310	20
2.9%	89	-	97	46	-	14	8	1

	$150,731	$101,062	$144,164	$217,485	$550,359	$306,679	$134,733	$96,055

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL

0.45%	$21	$67	$594	$567	$759	$255	$558	$1
0.65%	24	-	21	4	115	9	8	13
0.7%	-	25	24	25	24	-	-	15
0.8%	-	-	-	1	-	-	-	-
0.85%	-	-	-	23	-	22	-	-
0.9%	-	24	23	24	23	-	-	14
0.95%	-	87	82	87	83	2	-	51
1%	22	4	4	4	4	-	-	2
1.1%	-	-	-	-	-	-	-	-
1.15%	27,049	34,326	28,347	53,067	36,284	24,480	32,208	12,530
1.2%	5	-	-	-	-	-	-	2
1.25%	4,060	3,105	700	3,384	645	1,023	1,138	506
1.3%	-	-	-	-	-	-	-	-
1.35%	37,471	73,268	85,600	100,977	36,979	28,607	37,624	30,002
1.4%	11,555	7,967	6,686	10,318	6,445	5,683	5,065	5,498
1.45%	61	585	405	80	66	13	69	-
1.5%	-	10,716	10,980	12,553	11,254	209	279	1,554
1.55%	14,541	14,399	25,919	20,728	23,414	9,910	20,829	6,423
1.6%	6,712	5,851	8,464	5,879	4,908	3,083	3,571	3,923
1.65%	1,534	5,414	4,329	1,987	699	1,053	804	379
1.7%	37	11,212	12,145	12,859	12,270	157	252	1,347
1.75%	39	6,525	6,629	7,504	6,796	91	118	817
1.8%	104	2,883	3,913	3,573	4,314	3,058	3,247	520
1.85%	-	2	2	67	2	-	-	3
1.9%	4,182	14,598	37,207	59,765	14,682	7,383	5,852	1,884
1.95%	671	2,322	2,058	2,440	2,658	235	162	315
2%	222	2,177	2,043	1,860	1,323	457	469	205
2.05%	-	16	8	-	4	-	-	-
2.1%	621	797	846	1,352	337	768	850	2,164
2.15%	243	1,227	1,002	652	409	165	20	639
2.2%	15	412	423	312	395	30	56	52
2.25%	-	232	243	276	252	-	-	25
2.3%	-	1,521	1,445	1,966	1,371	60	47	216
2.35%	2	457	453	456	408	24	24	137
2.4%	-	455	464	542	480	-	-	-
2.45%	422	606	353	81	85	140	55	234
2.5%	133	274	8	289	2	-	-	-
2.55%	-	72	72	84	63	-	-	22
2.6%	-	12	12	14	11	-	-	5
2.65%	-	692	636	882	644	87	103	114
2.7%	-	-	-	-	-	-	-	-
2.85%	-	243	239	268	199	-	-	88
2.9%	-	9	9	9	10	-	-	3

	$109,746	$202,582	$242,388	$304,959	$168,417	$87,004	$113,408	$69,703

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	RTEC	RTEL	RTRF	RUTL	RVWDL	WRASP	NVMM2

0.45%	$63	$9	$19	$42	$1	$83	$8,184
0.65%	22	3	6	508	2	46	1,537
0.7%	78	-	89	-	-	-	41
0.8%	-	-	-	10	-	-	174
0.85%	-	-	-	-	-	-	59
0.9%	13	13	34	19	-	-	39
0.95%	-	-	81	-	-	38	151
1%	-	-	14	8	-	7	1,141
1.1%	-	-	-	-	-	-	31
1.15%	20,295	9,574	19,546	24,971	6,922	13,186	770,360
1.2%	2	-	-	-	10	-	892
1.25%	1,293	397	1,209	857	308	3,506	50,933
1.3%	-	-	-	-	-	-	-
1.35%	52,567	19,802	38,247	61,821	9,667	26,939	1,813,513
1.4%	13,211	3,136	10,308	14,822	553	15,387	229,960
1.45%	828	54	13	3	219	67	11,671
1.5%	15,323	14	5,625	71	-	37	23,801
1.55%	8,743	2,334	11,032	6,504	3,361	11,712	334,382
1.6%	4,576	1,564	3,236	2,252	1,443	5,244	164,141
1.65%	1,001	436	1,331	2,710	621	9,352	91,342
1.7%	28,776	27	6,227	109	2	12	36,606
1.75%	10,040	1	3,041	18	-	-	16,586
1.8%	1,330	253	268	997	522	923	59,737
1.85%	-	-	2	-	-	-	4,287
1.9%	25,129	3,378	10,146	23,704	689	4,361	172,259
1.95%	3,089	20	1,067	239	44	2,766	27,529
2%	687	55	474	465	58	8	8,987
2.05%	-	-	-	-	-	-	3,196
2.1%	790	593	309	1,177	101	642	60,472
2.15%	162	112	186	313	217	142	35,895
2.2%	116	29	278	38	11	78	7,469
2.25%	734	-	221	-	-	-	437
2.3%	1,348	-	1,511	102	-	-	14,011
2.35%	1,173	34	506	99	15	83	1,642
2.4%	249	-	51	14	-	-	3,208
2.45%	-	49	21	293	41	172	9,806
2.5%	114	-	352	203	-	-	4,768
2.55%	64	-	93	10	-	-	237
2.6%	-	-	12	2	-	-	34
2.65%	406	-	347	13	-	-	1,526
2.7%	-	-	-	-	-	-	-
2.85%	159	-	321	41	-	-	6,348
2.9%	-	-	8	-	-	-	86

	$192,381	$41,887	$116,231	$142,435	$24,807	$94,791	$3,977,478

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $7,315,742 and $5,842,831, respectively, and total transfers from the Account to the fixed account were $7,170,061 and $5,702,885, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $770,423 and $854,184 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $171,942 and $142,355 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,613,377 and $3,906,686 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,112,522,230	0	$1,112,522,230
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$5,425,655	$5,426,503
Credit Suisse Trust - Commodity Return Strategy Portfolio ( CSCRS )	518,742	571,211
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	91,561,744	98,779,416
Gartmore NVIT Emerging Markets Fund - Class III ( GEM3 )	204,569	244,096
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,141,050	6,301,374
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	179,923	194,375
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	596,179	576,372
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	2,224,029	2,259,529
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	1,492,296	1,542,940
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	361,050	384,255
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	2,218,102	2,287,067
NVIT Fund - Class III ( TRF3 )	227,382	223,109
NVIT Government Bond Fund - Class III ( GBF3 )	15,297,823	15,575,441
NVIT Investor Destinations Aggressive Fund - Class VI ( GVIDA6 )	5,270,841	4,067,124
NVIT Investor Destinations Balanced Fund - Class VI ( NVDBL6 )	29,857	29,480
NVIT Investor Destinations Capital Appreciation Fund - Class VI ( NVDCA6 )	61,499	65,914
NVIT Investor Destinations Conservative Fund - Class VI ( GVIDC6 )	13,747,680	14,026,576
NVIT Investor Destinations Moderate Fund - Class VI ( GVIDM6 )	8,694,872	6,803,537
NVIT Investor Destinations Moderately Aggressive Fund - Class VI ( GVDMA6 )	5,910,567	4,625,823
NVIT Investor Destinations Moderately Conservative Fund - Class VI ( GVDMC6 )	3,234,106	3,314,812
NVIT Money Market Fund - Class I ( SAM )	38,035	38,035
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	76,997	91,368
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	92,679	109,541
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	814,854	838,145
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	32,741	32,143
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	104,064	138,264
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	218,931	246,089
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	220,302	241,412
NVIT Multi-Manager Small Cap Growth Fund - Class III ( SCGF3 )	143,423	145,798
NVIT Multi-Manager Small Cap Value Fund - Class III ( SCVF3 )	501,706	463,484
NVIT Multi-Manager Small Company Fund - Class III ( SCF3 )	1,311,202	1,328,732
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	1,371,913	1,484,641
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)	1,365,027	1,466,039
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	5,918,114	6,245,634
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class ( PMVGBD )	3,336,116	3,564,782
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	11,303,108	11,538,879
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II ( PIVEM2 )	5,783,311	6,201,366
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares ( PIHYB2 )	4,024,520	4,163,510
VP Income & Growth Fund - Class III ( ACVIG3 )	2,009,855	1,335,308
VP Ultra(R) Fund - Class III ( ACVU3 )	455,613	310,349
VP Value Fund - Class III ( ACVV3 )	3,727,673	3,662,793
Quality Bond Fund II - Primary Shares ( FQB )	54	57
VIP Fund - Contrafund Portfolio - Service Class 2 R ( FC2R )	7,152,018	5,621,407
VIP Fund - Equity-Income Portfolio - Service Class 2 R ( FEI2R )	5,178,442	3,307,271
VIP Fund - Growth Portfolio - Service Class 2 R ( FG2R )	3,027,200	2,825,695
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	207,135	211,729
ClearBridge Variable Fundamental Value Portfolio - Class I ( SBTRP )	514	425
ClearBridge Variable Investors Portfolio - Class I ( SBVI )	167,664	117,798
Global Currents Variable International All Cap Opportunity Portfolio ( SBIEP )	3,992	1,146
Western Asset Variable Money Market Portfolio ( SBMMP )	194,900	194,900
Ultra Short NASDAQ-100 ( PROUSN )	26,393,357	25,701,872
VP Access High Yield ( PROAHY )	18,963,187	19,269,910
VP Asia 30 ( PROA30 )	7,890,830	7,990,230
VP Bear ( PROBR )	11,767,602	11,429,532
VP Bull ( PROBL )	32,466,133	32,812,744
VP Emerging Markets ( PROEM )	11,366,759	11,926,515
VP Europe 30 ( PROE30 )	4,046,046	4,014,397
VP International ( PROINT )	3,050,257	3,084,676
VP Japan ( PROJP )	11,635,990	11,593,348
(Continued)

68

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP NASDAQ-100 ( PRON )	13,581,031	13,704,304
VP Oil and Gas ( PROOG )	2,386,265	2,491,097
VP Rising Rates Opportunity ( PRORRO )	8,766,037	8,924,404
VP Short Emerging Markets ( PROSEM )	11,284,323	11,171,872
VP Short International ( PROSIN )	7,394,017	7,307,448
VP Short NADSAQ-100 ( PROSN )	7,260,656	6,981,472
VP U.S. Government Plus ( PROGVP )	22,555,609	22,256,487
VP Ultra NASDAQ-100 ( PROUN )	9,438,206	9,692,731
Variable Trust: All-Asset Aggressive Strategy Fund ( RVAAS )	930,145	992,887
Variable Trust: All-Asset Conservative Strategy Fund ( RVACS )	970,762	977,383
Variable Trust: All-Asset Moderate Strategy Fund ( RVAMS )	166,405	163,093
Variable Trust: All-Cap Opportunity Fund ( RSRF )	15,668,794	19,163,351
Variable Trust: Alternative Strategies Allocation Fund ( RVASA )	3,193,570	3,163,685
Variable Trust: Amerigo Fund ( RVAMR )	3,010,456	3,163,141
Variable Trust: Banking Fund ( RBKF )	56,283,063	56,324,154
Variable Trust: Basic Materials Fund ( RBMF )	85,172,591	86,289,858
Variable Trust: Berolina Fund ( RVBER )	2,312,033	2,462,689
Variable Trust: Biotechnology Fund ( RBF )	61,751,308	62,252,442
Variable Trust: Clermont Fund ( RVCLR )	8,297,368	8,970,512
Variable Trust: Commodities Strategy Fund ( RVCMD )	14,660,198	14,231,770
Variable Trust: Consumer Products Fund ( RCPF )	61,469,226	62,434,685
Variable Trust: Dow 2x Strategy Fund ( RVLDD )	56,616,913	58,017,724
Variable Trust: DWA Flexible Allocation Fund ( RVDFA )	4,032,561	3,780,071
Variable Trust: DWA Sector Rotation Fund ( RVDSR )	11,421,553	9,941,928
Variable Trust: Electronics Fund ( RELF )	106,073,710	104,783,213
Variable Trust: Energy Fund ( RENF )	60,153,044	59,274,717
Variable Trust: Energy Services Fund ( RESF )	64,661,207	63,658,731
Variable Trust: Europe 1.25x Strategy Fund ( RLCE )	51,900,870	50,342,421
Variable Trust: Financial Services Fund ( RFSF )	58,436,987	58,124,967
Variable Trust: Government Long Bond 1.2x Strategy Fund ( RUGB )	159,912,419	159,364,205
Variable Trust: Health Care Fund ( RHCF )	84,779,044	85,257,255
Variable Trust: International Opportunity Fund ( RVIRO )	11,240,793	10,654,264
Variable Trust: Internet Fund ( RINF )	50,609,690	51,810,291
Variable Trust: Inverse Dow 2x Strategy Fund ( RVIDD )	82,625,674	79,146,870
Variable Trust: Inverse Government Long Bond Strategy Fund ( RJNF )	59,242,701	58,400,981
Variable Trust: Inverse Mid-Cap Strategy Fund ( RVIMC )	16,472,391	15,369,270
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund ( RAF )	97,925,921	96,013,469
Variable Trust: Inverse Russell 2000(R) Strategy Fund ( RVISC )	102,825,664	100,555,769
Variable Trust: Inverse S&P 500 Strategy Fund ( RUF )	264,971,472	253,386,516
Variable Trust: Japan 2x Strategy Fund ( RLCJ )	46,794,769	47,272,466
Variable Trust: Leisure Fund ( RLF )	44,242,098	45,206,458
Variable Trust: Managed Futures Strategy Fund ( RVMFU )	16,654,071	15,461,000
Variable Trust: Mid-Cap 1.5x Strategy Fund ( RMED )	45,150,647	46,353,670
Variable Trust: Multi-Cap Core Equity Fund ( RVCEQ )	3,948,328	4,547,127
Variable Trust: Multi-Hedge Strategies Fund ( RVARS )	12,223,484	12,298,738
Variable Trust: NASDAQ-100(R) 2x Strategy Fund ( RVF )	74,497,433	76,313,651
Variable Trust: NASDAQ-100(R) Fund ( ROF )	95,670,951	97,429,057
Variable Trust: Nova Fund ( RNF )	61,111,194	63,053,194
Variable Trust: Precious Metals Fund ( RPMF )	89,710,502	93,514,857
Variable Trust: Real Estate Fund ( RREF )	86,383,283	89,260,016
Variable Trust: Retailing Fund ( RRF )	63,452,148	63,405,042
Variable Trust: Russell 2000(R) 1.5x Strategy Fund ( RMEK )	57,838,162	58,524,922
Variable Trust: S&P 500 2x Strategy Fund ( RTF )	92,728,159	94,118,435
Variable Trust: S&P 500 Pure Growth Fund ( RVLCG )	56,995,221	59,515,141
Variable Trust: S&P 500 Pure Value Fund ( RVLCV )	50,221,609	51,840,673
Variable Trust: S&P MidCap 400 Pure Growth Fund ( RVMCG )	49,770,812	54,390,654
Variable Trust: S&P MidCap 400 Pure Value Fund ( RVMCV )	36,735,741	37,888,640
Variable Trust: S&P SmallCap 600 Pure Growth Fund ( RVSCG )	39,575,534	40,089,409
Variable Trust: S&P SmallCap 600 Pure Value Fund ( RVSCV )	36,614,379	36,346,692
Variable Trust: Strengthening Dollar 2x Strategy Fund ( RVSDL )	69,664,489	69,201,395
Variable Trust: Technology Fund ( RTEC )	80,915,969	81,364,943
Variable Trust: Telecommunications Fund ( RTEL )	67,562,330	67,919,536
Variable Trust: Transportation Fund ( RTRF )	62,277,027	62,326,849
Variable Trust: Utilities Fund ( RUTL )	88,263,432	88,681,543
Variable Trust: Weakening Dollar 2x Strategy Fund ( RVWDL )	8,954,681	8,498,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	1,288,820	1,386,265
NVIT Money Market Fund - Class II ( NVMM2 )	576,528,754	576,528,754

Total	$4,105,988,934	$4,114,788,358

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.65% to 2.30%	1,720,332	$10.67 to $ 10.55	$18,448,273	1.82%	6.66% to 5.49%	*
Credit Suisse Trust -Commodity Return Strategy Portfolio (CSCRS)
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	*
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
2006	1.15% to 2.05%	473,318	11.04 to 11.27	5,225,528	8.47%	9.33% to 8.37%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	*
NVIT Fund - Class III (TRF3)
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
2006	1.15% to 2.00%	132,523	13.24 to 12.73	1,734,018	0.85%	12.40% to 11.49%
NVIT Government Bond Fund - Class III (GBF3)
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	*
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
2006	1.15% to 2.05%	1,131,842	11.58 to 11.10	12,931,905	4.34%	2.16% to 1.24%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
2006	1.15% to 2.05%	824,418	13.79 to 13.48	11,235,970	2.12%	15.58% to 14.59%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	*
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	*
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	*
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
2006	1.15% to 2.05%	536,836	11.11 to 10.85	5,917,114	3.47%	4.92% to 3.98%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
2006	1.15% to 2.05%	1,684,346	12.40 to 12.11	20,706,119	2.59%	10.17% to 9.21%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
2006	1.15% to 2.05%	899,550	13.20 to 12.90	11,793,869	2.33%	13.25% to 12.27%
(Continued)

70

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2010	0.45% to 2.05%	1,252,758	$10.40 to $ 11.79	$15,322,320	2.16%	4.00% to 6.30%	*
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
2006	1.15% to 2.05%	309,482	11.72 to 11.45	3,599,791	2.83%	7.15% to 6.21%
NVIT Money Market Fund - Class I (SAM)
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	*
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	*
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	*
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	*
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
2007	1.15% to 1.85%	48,203	12.63 to 12.14	600,992	0.00%	8.54% to 7.81%
2006	1.15% to 2.05%	57,842	11.64 to 11.16	665,642	0.00%	2.04% to 1.15%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	*
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
2006	1.15% to 2.05%	97,392	15.17 to 14.55	1,456,266	0.48%	16.02% to 15.03%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%
2006	1.15% to 2.05%	308,338	15.84 to 15.21	4,817,248	0.19%	10.78% to 9.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	*
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	*
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	*
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	*
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	*
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	*
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	*
VP Income & Growth Fund - Class III (ACVIG3)
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
2007	1.15% to 2.05%	511,898	13.90 to 13.22	7,000,632	2.11%	-1.22% to -2.07%
2006	1.15% to 2.05%	697,047	14.07 to 13.50	9,683,792	1.29%	15.74% to 14.74%
VP Ultra(R) Fund - Class III (ACVU3)
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
2006	1.15% to 2.05%	185,778	10.39 to 9.96	1,911,057	0.00%	-4.39% to -5.26%
(Continued)

71

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class III (ACVV3)
2010	1.15% to 2.05%	569,497	$13.68 to $ 12.65	$7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
2006	1.15% to 2.05%	1,105,290	15.18 to 14.57	16,567,282	0.96%	17.29% to 16.28%
Quality Bond Fund II - Primary Shares (FQB)
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
2006	1.15% to 2.05%	1,648,597	15.84 to 15.21	25,762,342	1.06%	10.15% to 9.22%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
2006	1.15% to 2.05%	1,195,976	14.33 to 13.75	16,960,523	2.85%	18.51% to 17.50%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	*
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
2006	1.15% to 2.05%	449,694	10.94 to 10.49	4,853,304	0.23%	5.36% to 4.44%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	*
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48%	*
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
2006	1.30%	5,194	15.49	80,464	2.18%	24.23%
Western Asset Variable Money Market Portfolio (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%
2007	1.30%	8,536	13.38	114,231	4.79%	3.55%
2006	1.30%	8,955	12.92	115,735	4.64%	3.26%
Ultra Short NASDAQ-100 (PROUSN)
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	*
VP Access High Yield (PROAHY)
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	*
VP Asia 30 (PROA30)
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	*
VP Bear (PROBR)
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	*
VP Bull (PROBL)
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	*
VP Emerging Markets (PROEM)
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	*
VP Europe 30 (PROE30)
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	*
VP International (PROINT)
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	*
VP Japan (PROJP)
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	*
VP NASDAQ-100 (PRON)
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	*
VP Oil and Gas (PROOG)
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	*
(Continued)

72

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Rising Rates Opportunity (PRORRO)
2010	0.45% to 2.45%	285,625	$8.86 to $ 8.74	$2,515,908	0.00%	-11.44% to -12.63%	*
VP Short Emerging Markets (PROSEM)
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	*
VP Short International (PROSIN)
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	*
VP Short NADSAQ-100 (PROSN)
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	*
VP U.S. Government Plus (PROGVP)
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	*
VP Ultra NASDAQ-100 (PROUN)
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	*
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	*
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	*
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	*
Variable Trust: All-Cap Opportunity Fund (RSRF)
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93%	*
2006	1.15% to 2.35%	2,251,981	13.39 to 12.66	29,607,719	0.00%	10.11% to 8.84%
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	*
Variable Trust: Amerigo Fund (RVAMR)
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07%	*
Variable Trust: Banking Fund (RBKF)
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86%	*
2006	1.15% to 2.40%	1,143,218	15.78 to 14.79	17,637,738	2.08%	9.97% to 8.62%
Variable Trust: Basic Materials Fund (RBMF)
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88%	*
2006	1.15% to 2.40%	1,734,363	18.53 to 17.38	31,444,748	1.00%	20.89% to 19.45%
Variable Trust: Berolina Fund (RVBER)
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01%	*
Variable Trust: Biotechnology Fund (RBF)
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
2006	1.15% to 2.20%	766,752	9.07 to 8.57	6,800,621	0.00%	-4.43% to -5.41%
Variable Trust: Clermont Fund (RVCLR)
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69%	*
Variable Trust: Commodities Strategy Fund (RVCMD)
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80%	*
2006	1.15% to 2.35%	2,092,686	7.18 to 7.06	14,920,253	0.00%	-18.82% to -19.85%
(Continued)

73

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Consumer Products Fund (RCPF)
2010	0.65% to 2.50%	374,739	$11.32 to $ 12.13	$6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
2007	0.80% to 2.40%	1,411,731	10.78 to 15.47	22,868,744	1.61%	7.79% to 8.47%	*
2006	1.15% to 2.40%	1,420,963	15.22 to 14.26	21,139,565	0.94%	16.08% to 14.65%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
2006	1.15% to 2.15%	1,299,147	13.23 to 12.89	17,058,249	0.76%	29.05% to 27.81%
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	*
Variable Trust: DWA Sector Rotation Fund (RVDSR)
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	*
Variable Trust: Electronics Fund (RELF)
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84%	*
2006	1.15% to 2.40%	241,200	9.75 to 9.11	2,293,531	0.00%	1.31% to 0.07%
Variable Trust: Energy Fund (RENF)
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09%	*
2006	1.15% to 2.40%	1,497,573	21.24 to 19.93	31,118,572	0.00%	10.64% to 9.34%
Variable Trust: Energy Services Fund (RESF)
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89%	*
2006	1.15% to 2.40%	762,447	25.11 to 23.58	18,870,570	0.00%	9.71% to 8.45%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43%	*
2006	1.15% to 2.40%	2,192,359	17.12 to 16.04	36,864,640	2.12%	28.02% to 26.51%
Variable Trust: Financial Services Fund (RFSF)
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75%	*
2006	1.15% to 2.40%	2,399,247	15.30 to 14.33	35,797,623	1.28%	15.39% to 14.00%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11%	*
2006	1.15% to 2.40%	2,477,009	12.09 to 11.32	29,166,507	3.73%	-4.26% to -5.49%
Variable Trust: Health Care Fund (RHCF)
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51%	*
2006	1.15% to 2.40%	2,061,198	11.72 to 10.97	23,616,249	0.00%	3.91% to 2.63%
Variable Trust: International Opportunity Fund (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	*
Variable Trust: Internet Fund (RINF)
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
2007	0.80% to 2.40%	1,266,765	10.30 to 15.58	20,753,720	0.00%	2.95% to 7.80%	*
2006	1.15% to 2.40%	309,872	15.44 to 14.46	4,724,502	0.00%	8.44% to 7.12%
(Continued)

74

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2010	0.45% to 2.35%	2,035,747	$6.17 to $ 3.39	$7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
2006	1.15% to 2.05%	681,290	6.83 to 6.66	4,624,437	1.86%	-22.67% to -23.42%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
2006	1.15% to 2.05%	928,746	8.71 to 8.42	8,028,340	2.24%	6.87% to 5.93%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
2006	1.15% to 2.00%	449,003	7.54 to 7.36	3,370,439	2.37%	-4.93% to -5.78%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%
2006	1.15% to 2.05%	2,522,905	4.82 to 4.58	11,962,337	5.47%	-2.53% to -3.43%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
2006	1.15% to 2.00%	801,628	7.09 to 6.92	5,653,817	3.48%	-12.96% to -13.76%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
2006	1.15% to 2.05%	1,349,133	6.56 to 6.24	8,734,403	8.27%	-8.56% to -9.41%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32%	*
2006	1.15% to 2.35%	1,190,504	13.07 to 12.27	15,318,670	2.11%	3.93% to 2.77%
Variable Trust: Leisure Fund (RLF)
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
2007	0.80% to 2.40%	724,843	9.97 to 16.47	12,447,884	0.00%	-0.27% to -4.83%	*
2006	1.15% to 2.40%	1,336,727	18.46 to 17.31	24,067,868	0.00%	22.05% to 20.55%
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	*
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15%	*
2006	1.15% to 2.40%	915,949	20.65 to 19.37	18,630,982	0.22%	9.20% to 7.88%
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46%	*
2006	1.15% to 2.35%	448,474	11.31 to 11.17	5,045,584	0.08%	13.05% to 11.72%
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41%	*
2006	1.15% to 2.35%	1,729,823	10.62 to 10.48	18,276,840	2.05%	5.42% to 4.17%
(Continued)

75

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2010	0.45% to 2.50%	952,362	$8.81 to $ 9.45	$9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
2006	1.15% to 2.15%	1,191,682	10.21 to 9.64	11,969,599	0.08%	3.66% to 2.63%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29%	*
2006	1.15% to 2.20%	841,434	13.25 to 12.54	10,952,350	0.00%	4.56% to 3.48%
Variable Trust: Nova Fund (RNF)
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25%	*
2006	1.15% to 2.35%	4,124,172	13.51 to 12.68	54,628,828	0.79%	17.91% to 16.53%
Variable Trust: Precious Metals Fund (RPMF)
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73%	*
2006	1.15% to 2.40%	1,192,909	23.04 to 21.62	27,089,138	0.00%	20.04% to 18.68%
Variable Trust: Real Estate Fund (RREF)
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05%	*
2006	1.15% to 2.40%	2,113,674	23.10 to 21.68	47,814,239	2.17%	29.23% to 27.70%
Variable Trust: Retailing Fund (RRF)
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
2007	0.80% to 2.40%	175,243	8.89 to 12.05	2,221,363	0.00%	-11.10% to -14.69%	*
2006	1.15% to 2.40%	1,189,006	15.08 to 14.13	17,395,420	0.00%	8.81% to 7.47%
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90%	*
2006	1.15% to 2.20%	2,130,166	20.01 to 18.96	42,198,456	0.38%	19.46% to 18.28%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
2006	1.15% to 2.15%	1,441,771	13.76 to 13.04	19,561,762	0.94%	22.28% to 21.11%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69%	*
2006	1.15% to 2.35%	967,675	10.85 to 10.50	10,397,766	0.00%	4.19% to 2.95%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60%	*
2006	1.15% to 2.40%	3,100,903	13.37 to 12.94	41,102,720	0.69%	16.31% to 14.90%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16%	*
2006	1.15% to 2.15%	465,988	12.10 to 11.79	5,600,019	0.00%	1.94% to 0.95%
(Continued)

76

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2010	0.45% to 2.30%	371,676	$9.68 to $ 12.52	$4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
2006	1.15% to 2.40%	751,110	14.17 to 13.71	10,532,616	1.16%	15.73% to 14.33%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43%	*
2006	1.15% to 2.35%	488,949	12.85 to 12.45	6,242,443	0.00%	6.50% to 5.24%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
2006	1.15% to 2.35%	926,833	14.14 to 13.71	13,008,771	0.47%	17.84% to 16.48%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%
2006	1.15% to 2.05%	22,945	9.09 to 8.98	207,608	1.60%	-11.65% to -12.47%
Variable Trust: Technology Fund (RTEC)
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77%	*
2006	1.15% to 2.40%	1,010,681	13.66 to 12.79	13,549,456	0.00%	4.68% to 3.39%
Variable Trust: Telecommunications Fund (RTEL)
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67%	*
2006	1.15% to 2.40%	1,823,489	10.64 to 9.95	18,869,371	1.33%	18.14% to 16.72%
Variable Trust: Transportation Fund (RTRF)
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93%	*
2006	1.15% to 2.40%	1,086,893	17.35 to 16.27	18,351,689	0.00%	6.15% to 4.90%
Variable Trust: Utilities Fund (RUTL)
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
2007	0.80% to 2.40%	2,671,079	10.73 to 12.01	33,808,393	1.46%	7.31% to 10.23%	*
2006	1.15% to 2.40%	3,166,003	11.65 to 10.90	36,117,198	2.76%	19.58% to 18.12%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
2006	1.15% to 2.05%	408,120	11.21 to 11.09	4,563,472	6.30%	15.38% to 14.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	*
NVIT Mid Cap Growth Fund -Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
2006	1.15% to 2.05%	100,288	13.18 to 12.64	1,306,345	0.00%	8.67% to 7.74%
NVIT Money Market Fund -Class II (NVMM2)
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	*
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76%	*
2006	1.15% to 2.40%	20,692,057	10.17 to 9.52	207,345,677	5.21%	2.91% to 1.63%
Partners Variable Portfolios III, Inc.: Partners Variable Large Cap Value Portfolio (obsolete) (SBTIG
2006	1.30%	221,976	19.02	4,221,010	1.21%	16.74%
(Continued)

77

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	$7.59 to $ 7.83	$10,594,467	2.15%	-24.45% to -26.10%
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75%	*
2006	1.15% to 2.35%	756,277	10.79 to 10.65	8,121,721	1.98%	6.96% to 5.69%
2010	Reserves for annuity contracts in payout phase:			$230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			$519,480
2009	Contract owners equity:			$1,061,727,245
2008	Reserves for annuity contracts in payout phase:			$841,754
2008	Contract owners equity:			$943,091,391
2007	Reserves for annuity contracts in payout phase:			$1,565,433
2007	Contract owners equity:			$1,233,502,374
2006	Reserves for annuity contracts in payout phase:			$1,830,048
2006	Contract owners equity:			$1,233,770,495
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

78

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2010 .

Statement of Operations for the year ended
December 31, 2010 .

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2010
and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2010 , 2009 and
2008 .

Consolidated Balance Sheets as of December
31, 2010 and 2009 .

Consolidated Statements of Changes in
Equity as of December 31, 2010 , 2009 and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010 , 2009
and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24.

(2)	Not Applicable

(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3.

(4)	The form of the variable annuity contract - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4.

(5)	Variable Annuity Application - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5.

(6)         Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(4)
Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document “frankfpa99h8.htm”

(5)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(6)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(7)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”

(8)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document “blackrockfpa.htm”

(9)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document “waddellreedfpa.htm”

(10)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document “pimcofpa.htm”

(11)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document “pioneerfpa.htm”

(12)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document “vaneckfpa.htm”

The following Fund Participation Agreements were previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and are hereby incorporated by reference.

(13)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document “rydexfundpartagreement.htm”

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 26(h), and are hereby incorporated by reference.

(14)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document “creditsuissefpa.htm”

The following Fund Participation Agreements were previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 26(h), and are hereby incorporated by reference.

(15)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document “profundfpa.htm”

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC *	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company , Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The Company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company .
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 201 1 was 1,227 and 754 respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20 th day of, April, 201 1 .

NATIONWIDE VARIABLE ACCOUNT-4
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20 th day of, April, 201 1 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact